UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)		(Zip code)
Richard J. Byrne
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/14

Date of reporting period:	3/31/14

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 66.5%

COMMON STOCK — 66.4%
Basic Materials — 1.7%
Chemicals — 1.4%
Air Products & Chemicals, Inc.	375	$44,640
Airgas, Inc.	72	7,669
CF Industries Holdings, Inc.	2,358	614,589
The Dow Chemical Co.	58,273	2,831,485
E.I. du Pont de Nemours & Co.	28,760	1,929,796
Eastman Chemical Co.	4,170	359,496
Ecolab, Inc.	722	77,969
International Flavors & Fragrances, Inc.	2,660	254,482
LyondellBasell Industries NV Class A	7,900	702,626
Monsanto Co.	874	99,435
The Mosaic Co.	19,000	950,000
PPG Industries, Inc.	4,109	794,927
Praxair, Inc.	306	40,077
The Sherwin-Williams Co.	613	120,841
Sigma-Aldrich Corp.	3,646	340,463

		9,168,495

Forest Products & Paper — 0.1%
International Paper Co.	12,187	559,139
MeadWestvaco Corp.	387	14,567

		573,706

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	45	1,696
Cliffs Natural Resources, Inc.	46	941
Nucor Corp.	56	2,830
United States Steel Corp.	9,942	274,499

		279,966

Mining — 0.2%
Alcoa, Inc.	57,226	736,499
Freeport-McMoRan Copper & Gold, Inc.	22,464	742,884
Newmont Mining Corp.	3,770	88,369
Vulcan Materials Co.	65	4,319

		1,572,071

		11,594,238

Communications — 8.8%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	2,722	46,655
Omnicom Group, Inc.	4,547	330,112

		376,767

Internet — 2.5%
Akamai Technologies, Inc. (a)	226	13,155
Amazon.com, Inc. (a)	5,290	1,780,191
eBay, Inc. (a)	77	4,253

	Number of Shares	Value
Expedia, Inc.	10,867	$787,858
F5 Networks, Inc. (a)	770	82,105
Facebook, Inc. Class A (a)	35,000	2,108,400
Google, Inc. Class A (a)	6,390	7,121,719
Netflix, Inc. (a)	1,209	425,604
Priceline.com, Inc. (a)	1,101	1,312,271
Symantec Corp.	30,055	600,198
TripAdvisor, Inc. (a)	767	69,483
VeriSign, Inc. (a)	29,491	1,589,860
Yahoo!, Inc. (a)	20,229	726,221

		16,621,318

Media — 2.8%
Cablevision Systems Corp. Class A	103,900	1,752,793
CBS Corp. Class B	8,957	553,543
Comcast Corp. Class A	73,212	3,662,064
DIRECTV (a)	25,728	1,966,134
Discovery Communications, Inc. Series A (a)	600	49,620
Gannett Co., Inc.	24,012	662,731
Graham Holdings Co. Class B	812	571,445
The McGraw Hill Financial, Inc.	8,748	667,472
News Corp. Class A (a)	5,566	95,847
Nielsen Holdings NV	4,600	205,298
Scripps Networks Interactive Class A	4,972	377,424
Time Warner Cable, Inc.	6,246	856,826
Time Warner, Inc.	13,615	889,468
Twenty-First Century Fox Class A	13,467	430,540
Viacom, Inc. Class B	15,210	1,292,698
The Walt Disney Co.	61,912	4,957,294

		18,991,197

Telecommunications — 3.4%
AT&T, Inc.	126,009	4,419,136
CenturyLink, Inc.	15,828	519,792
Cisco Systems, Inc.	201,742	4,521,038
Corning, Inc.	21,867	455,271
Crown Castle International Corp.	700	51,646
Frontier Communications Corp.	116,256	662,659
Harris Corp.	19,970	1,461,005
Juniper Networks, Inc. (a)	9,089	234,133
Knowles Corp. (a)	1	16
Motorola Solutions, Inc.	3,737	240,252
QUALCOMM, Inc.	44,800	3,532,928
Verizon Communications, Inc.	127,955	6,086,819
Windstream Corp.	79,556	655,541

		22,840,236

		58,829,518

Consumer, Cyclical — 6.0%
Airlines — 0.5%
Delta Air Lines, Inc.	56,700	1,964,655
Southwest Airlines Co.	55,083	1,300,510

		3,265,165

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.3%
Nike, Inc. Class B	14,982	$1,106,571
Ralph Lauren Corp.	870	140,009
VF Corp.	8,000	495,040

		1,741,620

Auto Manufacturers — 0.5%
Ford Motor Co.	116,413	1,816,043
General Motors Co.	39,800	1,369,916
Paccar, Inc.	22	1,483

		3,187,442

Automotive & Parts — 0.5%
BorgWarner, Inc.	9,200	565,524
Delphi Automotive PLC	6,100	413,946
The Goodyear Tire & Rubber Co.	43,751	1,143,214
Johnson Controls, Inc.	26,272	1,243,191

		3,365,875

Distribution & Wholesale — 0.1%
Fastenal Co.	82	4,044
Fossil Group, Inc. (a)	120	13,993
Genuine Parts Co.	2,834	246,133
W.W. Grainger, Inc.	442	111,676

		375,846

Entertainment — 0.1%
International Game Technology	60,491	850,503

Home Builders — 0.1%
D.R. Horton, Inc.	4,347	94,112
PulteGroup, Inc.	19,673	377,525

		471,637

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,869	198,862
Whirlpool Corp.	2,803	418,936

		617,798

Housewares — 0.0%
Newell Rubbermaid, Inc.	5,738	171,566

Leisure Time — 0.0%
Carnival Corp.	4,364	165,221
Harley-Davidson, Inc.	1,502	100,048

		265,269

Lodging — 0.3%
Marriott International, Inc. Class A	69	3,865
Starwood Hotels & Resorts Worldwide, Inc.	6,815	542,474
Wyndham Worldwide Corp.	8,109	593,822
Wynn Resorts Ltd.	4,418	981,459

		2,121,620

Retail — 3.5%
AutoNation, Inc. (a)	499	26,562
AutoZone, Inc. (a)	1,634	877,621

	Number of Shares	Value
Bed Bath & Beyond, Inc. (a)	5,964	$410,323
Best Buy Co., Inc.	58,892	1,555,338
CarMax, Inc. (a)	5,200	243,360
Chipotle Mexican Grill, Inc. (a)	380	215,859
Coach, Inc.	3,920	194,667
Costco Wholesale Corp.	5,986	668,517
CVS Caremark Corp.	20,264	1,516,963
Darden Restaurants, Inc.	54	2,741
Dollar General Corp. (a)	3,200	177,536
Dollar Tree, Inc. (a)	5,840	304,731
Family Dollar Stores, Inc.	35	2,030
GameStop Corp. Class A	52,251	2,147,516
The Gap, Inc.	5,490	219,929
The Home Depot, Inc.	37,707	2,983,755
Kohl’s Corp.	6,330	359,544
L Brands, Inc.	6,300	357,651
Lowe’s Cos., Inc.	31,895	1,559,666
Macy’s, Inc.	17,951	1,064,315
McDonald’s Corp.	10,970	1,075,389
Nordstrom, Inc.	4,008	250,300
O’Reilly Automotive, Inc. (a)	4,423	656,329
PetSmart, Inc.	1,800	124,002
Ross Stores, Inc.	92	6,583
Staples, Inc.	50,265	570,005
Starbucks Corp.	17,277	1,267,786
Target Corp.	23,586	1,427,189
Tiffany & Co.	1,102	94,937
The TJX Cos., Inc.	6,306	382,459
Urban Outfitters, Inc. (a)	700	25,529
Wal-Mart Stores, Inc.	20,422	1,560,853
Walgreen Co.	11,657	769,712
Yum! Brands, Inc.	35	2,639

		23,102,336

Textiles — 0.0%
Cintas Corp.	978	58,299

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,161	120,195
Mattel, Inc.	90	3,610

		123,805

		39,718,781

Consumer, Non-cyclical — 15.0%
Agriculture — 1.1%
Altria Group, Inc.	48,459	1,813,821
Archer-Daniels-Midland Co.	42,892	1,861,084
Lorillard, Inc.	14,712	795,625
Philip Morris International, Inc.	28,736	2,352,616
Reynolds American, Inc.	5,234	279,600

		7,102,746

Beverages — 1.5%
Brown-Forman Corp. Class B	6	538
The Coca-Cola Co.	112,730	4,358,142

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coca-Cola Enterprises, Inc.	13,678	$653,261
Constellation Brands, Inc. Class A (a)	9,412	799,738
Dr. Pepper Snapple Group, Inc.	8,304	452,236
Molson Coors Brewing Co. Class B	19,333	1,137,940
Monster Beverage Corp. (a)	2,200	152,790
PepsiCo, Inc.	26,960	2,251,160

		9,805,805

Biotechnology — 0.8%
Alexion Pharmaceuticals, Inc. (a)	920	139,960
Amgen, Inc.	26,981	3,327,836
Biogen Idec, Inc. (a)	3,142	961,043
Celgene Corp. (a)	6,468	902,933
Regeneron Pharmaceuticals, Inc. (a)	570	171,160
Vertex Pharmaceuticals, Inc. (a)	100	7,072

		5,510,004

Commercial Services — 0.9%
The ADT Corp.	3,000	89,850
Automatic Data Processing, Inc.	9,109	703,761
Equifax, Inc.	1,742	118,508
H&R Block, Inc.	3,163	95,491
Iron Mountain, Inc.	45	1,241
MasterCard, Inc. Class A	3,100	231,570
McKesson Corp.	4,045	714,226
Moody’s Corp.	3,330	264,135
Paychex, Inc.	5,164	219,986
Quanta Services, Inc. (a)	19,013	701,580
Robert Half International, Inc.	1,826	76,601
Total System Services, Inc.	12,907	392,502
Visa, Inc. Class A	7,498	1,618,518
Western Union Co.	56,188	919,236

		6,147,205

Cosmetics & Personal Care — 1.1%
Avon Products, Inc.	164,992	2,415,483
Colgate-Palmolive Co.	3,156	204,730
The Estee Lauder Cos., Inc. Class A	1,310	87,613
The Procter & Gamble Co.	57,129	4,604,597

		7,312,423

Foods — 1.1%
Campbell Soup Co.	1,624	72,885
ConAgra Foods, Inc.	3,574	110,901
General Mills, Inc.	4,562	236,403
The Hershey Co.	4,847	506,027
Hormel Foods Corp.	1,666	82,084
The J.M. Smucker Co.	1,925	187,187
Kellogg Co.	4,128	258,867
Kraft Foods Group, Inc.	15,858	889,634
The Kroger Co.	22,829	996,486
McCormick & Co., Inc.	161	11,550
Mondelez International, Inc. Class A	35,575	1,229,116
Safeway, Inc.	23,600	871,784
Sysco Corp.	10,334	373,367

	Number of Shares	Value
Tyson Foods, Inc. Class A	32,001	$1,408,364
Whole Foods Market, Inc.	4,250	215,518

		7,450,173

Health Care – Products — 2.5%
Baxter International, Inc.	8,761	644,634
Becton, Dickinson & Co.	6,106	714,890
Boston Scientific Corp. (a)	47,804	646,310
C.R. Bard, Inc.	6,442	953,287
CareFusion Corp. (a)	12,690	510,392
Covidien PLC	8,900	655,574
Intuitive Surgical, Inc. (a)	576	252,282
Johnson & Johnson	76,452	7,509,880
Medtronic, Inc.	39,548	2,433,784
St. Jude Medical, Inc.	9,591	627,156
Stryker Corp.	11,350	924,685
Varian Medical Systems, Inc. (a)	1,297	108,935
Zimmer Holdings, Inc.	4,615	436,487

		16,418,296

Health Care – Services — 1.2%
Aetna, Inc.	9,477	710,491
Cigna Corp.	10,992	920,360
DaVita HealthCare Partners, Inc. (a)	3,730	256,810
Humana, Inc.	5,244	591,104
Laboratory Corporation of America Holdings (a)	1,842	180,903
Quest Diagnostics, Inc.	2,209	127,945
Tenet Healthcare Corp. (a)	49	2,098
Thermo Fisher Scientific, Inc.	13,471	1,619,753
UnitedHealth Group, Inc.	27,864	2,284,569
WellPoint, Inc.	11,056	1,100,625

		7,794,658

Household Products — 0.4%
Avery Dennison Corp.	21,515	1,090,165
Beam, Inc.	863	71,888
The Clorox Co.	1,943	171,003
Kimberly-Clark Corp.	15,105	1,665,326

		2,998,382

Pharmaceuticals — 4.4%
Abbott Laboratories	58,022	2,234,427
AbbVie, Inc.	61,922	3,182,791
Actavis PLC (a)	3,926	808,167
Allergan, Inc.	1,545	191,735
AmerisourceBergen Corp.	6,707	439,912
Bristol-Myers Squibb Co.	11,267	585,321
Cardinal Health, Inc.	19,878	1,391,062
DENTSPLY International, Inc.	1,356	62,430
Eli Lilly & Co.	25,214	1,484,096
Express Scripts Holding Co. (a)	31,601	2,372,919
Forest Laboratories, Inc. (a)	4,116	379,783
Gilead Sciences, Inc. (a)	22,270	1,578,052
Hospira, Inc. (a)	3,017	130,485

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mead Johnson Nutrition Co.	5,912	$491,524
Merck & Co., Inc.	77,583	4,404,387
Mylan, Inc. (a)	23,647	1,154,683
Patterson Cos., Inc.	3,086	128,871
Perrigo Co. PLC	210	32,479
Pfizer, Inc.	254,341	8,169,433
Zoetis, Inc.	10,020	289,979

		29,512,536

		100,052,228

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Leucadia National Corp.	12,537	351,036

Energy — 6.2%
Coal — 0.0%
CONSOL Energy, Inc.	81	3,236
Peabody Energy Corp.	14,676	239,806

		243,042

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	7,500	523,425

Oil & Gas — 5.4%
Anadarko Petroleum Corp.	7,938	672,825
Apache Corp.	7,921	657,047
Cabot Oil & Gas Corp.	48	1,626
Chesapeake Energy Corp.	16,590	425,036
Chevron Corp.	41,358	4,917,880
ConocoPhillips	62,939	4,427,759
Denbury Resources, Inc.	10,274	168,494
Devon Energy Corp.	6,547	438,191
Diamond Offshore Drilling, Inc.	17,178	837,599
Ensco PLC Class A	5,400	285,012
EOG Resources, Inc.	2,834	555,946
EQT Corp.	97	9,406
Exxon Mobil Corp.	99,137	9,683,702
Helmerich & Payne, Inc.	7,700	828,212
Hess Corp.	4,132	342,460
Marathon Oil Corp.	20,127	714,911
Marathon Petroleum Corp.	18,413	1,602,668
Murphy Oil Corp.	7,211	453,284
Nabors Industries Ltd.	40,965	1,009,787
Newfield Exploration Co. (a)	2,000	62,720
Noble Corp. PLC	6,500	212,810
Noble Energy, Inc.	56	3,978
Occidental Petroleum Corp.	30,115	2,869,658
Phillips 66	37,569	2,895,067
Pioneer Natural Resources Co.	1	187
QEP Resources, Inc.	89	2,620
Range Resources Corp.	99	8,214
Rowan Cos. PLC Class A (a)	5,299	178,470
Tesoro Corp.	87	4,401
Valero Energy Corp.	29,500	1,566,450

		35,836,420

	Number of Shares	Value
Oil & Gas Services — 0.6%
Baker Hughes, Inc.	10,831	$704,231
Cameron International Corp. (a)	106	6,548
FMC Technologies, Inc. (a)	40	2,091
Halliburton Co.	6,767	398,509
National Oilwell Varco, Inc.	20,994	1,634,803
Schlumberger Ltd.	10,864	1,059,240
Transocean Ltd.	14,500	599,430

		4,404,852

Pipelines — 0.1%
Kinder Morgan, Inc.	638	20,729
ONEOK, Inc.	1,200	71,100
Spectra Energy Corp.	11,364	419,786
The Williams Cos., Inc.	2,148	87,166

		598,781

		41,606,520

Financial — 11.9%
Banks — 3.8%
Bank of America Corp.	347,298	5,973,526
Bank of New York Mellon Corp.	30,007	1,058,947
BB&T Corp.	7,566	303,926
Capital One Financial Corp.	20,742	1,600,453
Comerica, Inc.	9,621	498,368
Fifth Third Bancorp	26,521	608,657
Huntington Bancshares, Inc.	63,300	631,101
KeyCorp	53,064	755,631
M&T Bank Corp.	3,565	432,434
Northern Trust Corp.	3,859	252,996
PNC Financial Services Group, Inc.	23,718	2,063,466
Regions Financial Corp.	32,215	357,909
State Street Corp.	14,776	1,027,671
SunTrust Banks, Inc.	21,900	871,401
U.S. Bancorp	48,202	2,065,938
Wells Fargo & Co.	133,816	6,656,008
Zions Bancorp	8,341	258,404

		25,416,836

Diversified Financial — 3.6%
American Express Co.	22,749	2,048,092
Ameriprise Financial, Inc.	9,436	1,038,621
BlackRock, Inc.	3,350	1,053,508
The Charles Schwab Corp.	29,812	814,762
Citigroup, Inc.	77,651	3,696,188
CME Group, Inc.	3,390	250,894
Discover Financial Services	14,383	836,947
E*TRADE Financial Corp. (a)	7,261	167,148
Franklin Resources, Inc.	9,087	492,334
The Goldman Sachs Group, Inc.	16,930	2,773,980
IntercontinentalExchange, Inc.	1,353	267,664
Invesco Ltd.	8,012	296,444
JP Morgan Chase & Co.	117,022	7,104,406
Legg Mason, Inc.	7,326	359,267

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	39,697	$1,237,355
The NASDAQ OMX Group, Inc.	10,845	400,614
SLM Corp.	19,491	477,140
T. Rowe Price Group, Inc.	4,906	404,009

		23,719,373

Insurance — 4.3%
ACE Ltd.	13,610	1,348,207
Aflac, Inc.	14,472	912,315
The Allstate Corp.	22,235	1,258,056
American International Group, Inc.	63,146	3,157,931
Aon PLC	8,335	702,474
Assurant, Inc.	28,896	1,877,084
Berkshire Hathaway, Inc. Class B (a)	57,486	7,184,025
The Chubb Corp.	8,020	716,186
Cincinnati Financial Corp.	6,019	292,885
Genworth Financial, Inc. Class A (a)	43,729	775,315
The Hartford Financial Services Group, Inc.	24,152	851,841
Lincoln National Corp.	28,251	1,431,478
Loews Corp.	7,783	342,841
Marsh & McLennan Cos., Inc.	10,513	518,291
MetLife, Inc.	30,790	1,625,712
Principal Financial Group, Inc.	17,529	806,159
The Progressive Corp.	15,014	363,639
Prudential Financial, Inc.	18,827	1,593,706
Torchmark Corp.	4,655	366,348
The Travelers Cos., Inc.	16,797	1,429,425
Unum Group	28,231	996,837
XL Group PLC	14,088	440,250

		28,991,005

Real Estate — 0.0%
CBRE Group, Inc. (a)	87	2,386

Real Estate Investment Trusts (REITS) — 0.2%
American Tower Corp.	689	56,408
Apartment Investment & Management Co. Class A	85	2,569
AvalonBay Communities, Inc.	1	131
Boston Properties, Inc.	3	344
Equity Residential	56	3,247
HCP, Inc.	35	1,358
Health Care REIT, Inc.	72	4,291
Host Hotels & Resorts, Inc.	15,937	322,565
Kimco Realty Corp.	7,667	167,754
The Macerich Co.	2,400	149,592
Plum Creek Timber Co., Inc.	63	2,648
Prologis, Inc.	38	1,552
Public Storage	1,793	302,103
Simon Property Group, Inc.	5	820
Ventas, Inc.	25	1,514
Vornado Realty Trust	373	36,763
Weyerhaeuser Co.	6,326	185,668

		1,239,327

	Number of Shares	Value
Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	6,230	$61,241
People’s United Financial, Inc.	5,451	81,056

		142,297

		79,511,224

Industrial — 6.4%
Aerospace & Defense — 1.6%
The Boeing Co.	18,232	2,287,934
General Dynamics Corp.	9,622	1,048,028
L-3 Communications Holdings, Inc.	6,760	798,694
Lockheed Martin Corp.	12,115	1,977,653
Northrop Grumman Corp.	11,608	1,432,195
Raytheon Co.	9,759	964,092
Rockwell Collins, Inc.	2,268	180,691
United Technologies Corp.	19,550	2,284,222

		10,973,509

Building Materials — 0.0%
Masco Corp.	8,925	198,224

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	5,900	303,791
Emerson Electric Co.	8,469	565,729

		869,520

Electronics — 0.4%
Agilent Technologies, Inc.	8,863	495,619
Allegion PLC	2,433	126,930
Amphenol Corp. Class A	32	2,933
FLIR Systems, Inc.	11,852	426,672
Garmin Ltd.	1,000	55,260
Jabil Circuit, Inc.	13,947	251,046
PerkinElmer, Inc.	20	901
TE Connectivity Ltd.	13,600	818,856
Waters Corp. (a)	1,050	113,830

		2,292,047

Engineering & Construction — 0.1%
Fluor Corp.	5,609	435,988
Jacobs Engineering Group, Inc. (a)	6,020	382,270

		818,258

Environmental Controls — 0.1%
Republic Services, Inc.	7,737	264,296
Stericycle, Inc. (a)	97	11,021
Waste Management, Inc.	12,473	524,739

		800,056

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	189,625
Stanley Black & Decker, Inc.	1,929	156,712

		346,337

Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	27,615	2,744,103
Ingersoll-Rand PLC	7,300	417,852

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Joy Global, Inc.	2,600	$150,800

		3,312,755

Machinery – Diversified — 0.4%
Cummins, Inc.	3,945	587,765
Deere & Co.	7,950	721,860
Flowserve Corp.	2,170	169,998
Rockwell Automation, Inc.	4,173	519,747
Roper Industries, Inc.	2,633	351,532
Xylem, Inc.	3,355	122,189

		2,473,091

Manufacturing — 2.2%
3M Co.	10,302	1,397,569
Danaher Corp.	16,656	1,249,200
Dover Corp.	6,773	553,693
Eaton Corp. PLC	3,066	230,318
General Electric Co.	303,986	7,870,198
Honeywell International, Inc.	12,382	1,148,554
Illinois Tool Works, Inc.	3,755	305,394
Leggett & Platt, Inc.	3,686	120,311
Pall Corp.	2,761	247,027
Parker Hannifin Corp.	5,968	714,429
Pentair Ltd.	3,923	311,251
Textron, Inc.	72	2,829
Tyco International Ltd.	7,800	330,720

		14,481,493

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	166	41,958

Packaging & Containers — 0.2%
Ball Corp.	8,502	465,995
Bemis Co., Inc.	1,896	74,399
Owens-Illinois, Inc. (a)	9,816	332,075
Sealed Air Corp.	21,653	711,734

		1,584,203

Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	220	11,526
CSX Corp.	13,207	382,607
Expeditors International of Washington, Inc.	26	1,030
FedEx Corp.	4,710	624,357
Norfolk Southern Corp.	10,113	982,680
Ryder System, Inc.	1,338	106,933
Union Pacific Corp.	7,236	1,357,908
United Parcel Service, Inc. Class B	9,200	895,896

		4,362,937

		42,554,388

Technology — 8.5%
Computers — 3.8%
Accenture PLC Class A	10,900	868,948
Apple, Inc.	19,621	10,531,375

	Number of Shares	Value
Cognizant Technology Solutions Corp. Class A (a)	9,556	$483,629
Computer Sciences Corp.	31,026	1,887,001
EMC Corp.	51,624	1,415,014
Hewlett-Packard Co.	83,174	2,691,511
International Business Machines Corp.	19,840	3,819,002
NetApp, Inc.	32,598	1,202,866
SanDisk Corp.	11,103	901,453
Seagate Technology PLC	9,500	533,520
Teradata Corp. (a)	86	4,230
Western Digital Corp.	11,852	1,088,251

		25,426,800

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc.	97,189	2,525,942
Xerox Corp.	64,245	725,969

		3,251,911

Semiconductors — 1.5%
Altera Corp.	1,086	39,357
Analog Devices, Inc.	7,354	390,792
Applied Materials, Inc.	21,739	443,910
Broadcom Corp. Class A	8,764	275,891
Intel Corp.	155,423	4,011,468
KLA-Tencor Corp.	5,789	400,251
Lam Research Corp. (a)	9,723	534,765
Linear Technology Corp.	23,205	1,129,851
LSI Corp.	8,928	98,833
Microchip Technology, Inc.	8,621	411,739
Micron Technology, Inc. (a)	23,217	549,314
NVIDIA Corp.	65,226	1,168,198
Texas Instruments, Inc.	9,574	451,414
Xilinx, Inc.	7,356	399,210

		10,304,993

Software — 2.7%
Adobe Systems, Inc. (a)	3,340	219,572
Autodesk, Inc. (a)	2,937	144,442
CA, Inc.	56,873	1,761,357
Cerner Corp. (a)	800	45,000
Citrix Systems, Inc. (a)	2,977	170,969
The Dun & Bradstreet Corp.	3,616	359,250
Electronic Arts, Inc. (a)	16,937	491,342
Fidelity National Information Services, Inc.	9,700	518,465
Fiserv, Inc. (a)	4,276	242,406
Intuit, Inc.	3,450	268,168
Microsoft Corp.	232,695	9,538,168
Oracle Corp.	95,657	3,913,328
Red Hat, Inc. (a)	3,921	207,734
Salesforce.com, Inc. (a)	2,744	156,655

		18,036,856

		57,020,560

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.8%
Electric — 1.7%
The AES Corp.	82,187	$1,173,630
Ameren Corp.	860	35,432
American Electric Power Co., Inc.	10,885	551,434
CenterPoint Energy, Inc.	10,631	251,848
CMS Energy Corp.	7,903	231,400
Consolidated Edison, Inc.	6,882	369,219
Dominion Resources, Inc.	2,816	199,908
DTE Energy Co.	2,760	205,040
Duke Energy Corp.	26,090	1,858,130
Edison International	8,326	471,335
Entergy Corp.	23,398	1,564,156
Exelon Corp.	22,540	756,443
FirstEnergy Corp.	11,380	387,261
Integrys Energy Group, Inc.	54	3,221
NextEra Energy, Inc.	8,530	815,639
Northeast Utilities	4,712	214,396
NRG Energy, Inc.	5,100	162,180
Pepco Holdings, Inc.	5,243	107,377
PG&E Corp.	10,416	449,971
Pinnacle West Capital Corp.	1,496	81,771
PPL Corp.	11,018	365,137
Public Service Enterprise Group, Inc.	18,724	714,133
SCANA Corp.	747	38,336
The Southern Co.	12,722	559,005
TECO Energy, Inc.	95	1,629
Wisconsin Energy Corp.	982	45,712
Xcel Energy, Inc.	11,472	348,290

		11,962,033

Gas — 0.1%
AGL Resources, Inc.	4,162	203,772
NiSource, Inc.	713	25,333
Sempra Energy	1,261	122,014

		351,119

		12,313,152

TOTAL COMMON STOCK (Cost $279,643,289)		443,551,645

PREFERRED STOCK — 0.1%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Osh 1 Liquidating Corp. (a) (b) (c)	29	-

Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	20,000	498,000

TOTAL PREFERRED STOCK (Cost $500,040)		498,000

TOTAL EQUITIES (Cost $280,143,329)		444,049,645

	Principal Amount	Value
BONDS & NOTES — 32.1%

CORPORATE DEBT — 15.8%
Advertising — 0.2%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$200,000	$201,881
WPP Finance 8.000% 9/15/14	430,000	444,044
WPP Finance 2010 4.750% 11/21/21	85,000	91,327
WPP Finance 2010 5.625% 11/15/43	475,000	500,400

		1,237,652

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (d) 6.375% 6/01/19	255,000	294,121
Exelis, Inc. 4.250% 10/01/16	315,000	332,240
L-3 Communications Corp. 4.750% 7/15/20	25,000	26,199
United Technologies Corp. 6.125% 7/15/38	80,000	100,931

		753,491

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	195,000	182,989
Altria Group, Inc. 4.250% 8/09/42	105,000	93,040
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	233,830
Philip Morris International, Inc. 6.375% 5/16/38	35,000	43,193

		553,052

Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2014-1, Class A (e) 4.000% 10/11/27	130,000	130,650

Auto Manufacturers — 0.2%
Daimler Finance NA LLC (d) 2.625% 9/15/16	200,000	207,303
General Motors Co. (d) 3.500% 10/02/18	215,000	219,031
Hyundai Capital America (d) 1.450% 2/06/17	310,000	308,379
Hyundai Capital America (d) 2.550% 2/06/19	170,000	169,908
Volvo Treasury AB (d) 5.950% 4/01/15	500,000	524,940

		1,429,561

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	245,000	267,663

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lear Corp. (d) 4.750% 1/15/23	$75,000	$73,125
TRW Automotive, Inc. (d) 7.250% 3/15/17	145,000	165,481
TRW Automotive, Inc. (d) 4.450% 12/01/23	185,000	185,925

		692,194

Banks — 1.0%
Associated Banc-Corp. 5.125% 3/28/16	350,000	374,057
Bank of America Corp. 3.625% 3/17/16	200,000	209,782
Bank of America Corp. 4.000% 4/01/24	360,000	359,576
Bank of America Corp. 4.500% 4/01/15	175,000	181,559
Bank of America Corp. 5.875% 2/07/42	95,000	109,847
Capital One Financial Corp. 2.125% 7/15/14	125,000	125,574
Capital One Financial Corp. 7.375% 5/23/14	170,000	171,651
Credit Suisse New York 5.500% 5/01/14	125,000	125,511
Deutsche Bank AG 1.400% 2/13/17	220,000	220,006
Deutsche Bank AG 2.500% 2/13/19	345,000	346,072
Discover Bank 2.000% 2/21/18	250,000	248,871
Export-Import Bank of Korea 1.750% 2/27/18	55,000	54,361
Export-Import Bank of Korea 4.000% 1/11/17	200,000	215,505
First Horizon National Corp. 5.375% 12/15/15	635,000	675,580
FirstMerit Corp. 4.350% 2/04/23	80,000	81,678
HSBC Holdings PLC 6.500% 9/15/37	125,000	147,893
ICICI Bank Ltd. (d) 4.700% 2/21/18	395,000	410,144
ICICI Bank Ltd. (d) 4.750% 11/25/16	290,000	305,369
ICICI Bank Ltd. (d) 5.500% 3/25/15	440,000	454,966
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	132,527
KFW 2.125% 1/17/23	600,000	564,954
Regions Financial Corp. 5.750% 6/15/15	260,000	274,207

	Principal Amount	Value
Regions Financial Corp. 7.500% 5/15/18	$130,000	$153,425
Skandinaviska Enskilda Banken AB (d) 2.375% 3/25/19	200,000	199,463
SVB Financial Group 5.375% 9/15/20	75,000	83,231
Valley National Bancorp 5.125% 9/27/23	200,000	206,993
Wachovia Bank NA 6.600% 1/15/38	50,000	65,795
Wells Fargo & Co. 4.480% 1/16/24	345,000	356,439
Zions Bancorp. 6.000% 9/15/15	7,000	7,366

		6,862,402

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	25,000	32,657
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	85,000	77,919
Molson Coors Brewing Co. 5.000% 5/01/42	75,000	78,293
Pernod Ricard SA (d) 2.950% 1/15/17	300,000	310,904

		499,773

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	231,799

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	220,000	268,640
Lafarge SA (d) 6.200% 7/09/15	600,000	634,500
Lafarge SA 6.500% 7/15/16	190,000	209,000
Masco Corp. 4.800% 6/15/15	560,000	581,000
Owens Corning, Inc. 6.500% 12/01/16	210,000	231,887
Owens Corning, Inc. 9.000% 6/15/19	55,000	68,136

		1,993,163

Chemicals — 0.7%
Ashland, Inc. 4.750% 8/15/22	1,575,000	1,545,469
Ashland, Inc. 6.875% 5/15/43	208,000	209,560
Cabot Corp. 5.000% 10/01/16	390,000	424,700

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CF Industries, Inc. 3.450% 6/01/23	$63,000	$60,716
CF Industries, Inc. 5.375% 3/15/44	185,000	192,875
Cytec Industries, Inc. 3.500% 4/01/23	65,000	61,553
Cytec Industries, Inc. 8.950% 7/01/17	75,000	89,054
The Dow Chemical Co. 8.550% 5/15/19	65,000	83,229
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	34,926
Ecolab, Inc. 4.350% 12/08/21	75,000	80,700
Incitec Pivot Finance LLC (d) 6.000% 12/10/19	110,000	121,486
Incitiec Pivot Ltd (d) 4.000% 12/07/15	463,000	481,079
Methanex Corp. 5.250% 3/01/22	20,000	21,656
NOVA Chemicals Corp. 8.625% 11/01/19	175,000	189,438
RPM International, Inc. 3.450% 11/15/22	250,000	235,266
RPM International, Inc. 6.125% 10/15/19	100,000	112,931
RPM International, Inc. 6.500% 2/15/18	205,000	233,157
Valspar Corp. 7.250% 6/15/19	125,000	149,719

		4,327,514

Commercial Services — 0.2%
The ADT Corp. 2.250% 7/15/17	290,000	286,560
Brambles USA, Inc. (d) 3.950% 4/01/15	250,000	257,078
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	57,000	59,565
ERAC USA Finance LLC (d) 2.800% 11/01/18	65,000	66,172
ERAC USA Finance LLC (d) 3.300% 10/15/22	150,000	144,000
ERAC USA Finance LLC (d) 6.700% 6/01/34	78,000	92,434
The Western Union Co. 5.930% 10/01/16	180,000	199,311

		1,105,120

Computers — 0.2%
Apple, Inc. 2.400% 5/03/23	240,000	222,547
Apple, Inc. 3.850% 5/04/43	115,000	101,982

	Principal Amount	Value
Brocade Communications Systems, Inc. 6.875% 1/15/20	$20,000	$21,375
EMC Corp. 3.375% 6/01/23	304,000	299,757
Hewlett-Packard Co. 2.125% 9/13/15	165,000	168,229
Hewlett-Packard Co. 2.200% 12/01/15	250,000	255,846
International Business Machines Corp. 5.600% 11/30/39	140,000	163,618

		1,233,354

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	145,000	145,262
Avon Products, Inc. 6.500% 3/01/19	130,000	145,082
The Procter & Gamble Co. 5.800% 8/15/34	45,000	54,885

		345,229

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	105,000	106,853

Diversified Financial — 2.0%
Affiliated Managers Group, Inc. 4.250% 2/15/24	510,000	513,067
Air Lease Corp. 3.375% 1/15/19	375,000	380,156
Air Lease Corp. 3.875% 4/01/21	265,000	265,000
Aircastle Ltd. 9.750% 8/01/18	445,000	479,176
American Express Co. 6.150% 8/28/17	230,000	265,108
American Express Co. VRN 6.800% 9/01/66	20,000	21,914
American Express Co. 8.125% 5/20/19	135,000	171,409
BlackRock, Inc. 5.000% 12/10/19	90,000	101,541
BlackRock, Inc. 6.250% 9/15/17	225,000	260,399
Citigroup, Inc. 4.750% 5/19/15	10,000	10,441
Citigroup, Inc. 5.375% 8/09/20	245,000	275,668
Citigroup, Inc. 5.500% 10/15/14	83,000	85,187
Citigroup, Inc. 5.500% 2/15/17	500,000	551,911
Citigroup, Inc. 5.875% 1/30/42	100,000	114,782

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 6.375% 8/12/14	$188,000	$191,947
Citigroup, Inc. 8.125% 7/15/39	90,000	130,168
Citigroup, Inc. 8.500% 5/22/19	123,000	156,712
Eaton Vance Corp. 3.625% 6/15/23	97,000	96,625
Eaton Vance Corp. 6.500% 10/02/17	16,000	18,491
Ford Motor Credit Co. LLC 3.000% 6/12/17	240,000	249,278
Ford Motor Credit Co. LLC 3.875% 1/15/15	1,175,000	1,203,053
General Electric Capital Corp. 4.625% 1/07/21	225,000	247,730
General Electric Capital Corp. 6.875% 1/10/39	260,000	342,405
General Motors Financial Co., Inc. 2.750% 5/15/16	170,000	172,227
The Goldman Sachs Group, Inc. 1.600% 11/23/15	290,000	293,009
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	125,674
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	251,041
The Goldman Sachs Group, Inc. 5.625% 1/15/17	455,000	502,303
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	226,784
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	71,247
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	77,654
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	85,914
Hyundai Capital America (d) 1.625% 10/02/15	145,000	146,322
Hyundai Capital America (d) 2.875% 8/09/18	135,000	137,567
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (d) 3.500% 3/15/17	175,000	176,750
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	290,000	300,845
International Lease Finance Corp. 3.875% 4/15/18	270,000	275,400
International Lease Finance Corp. 5.750% 5/15/16	865,000	930,420
Janus Capital Group, Inc. 6.700% 6/15/17	375,000	423,390
JP Morgan Chase & Co. 3.450% 3/01/16	80,000	83,778

	Principal Amount	Value
JP Morgan Chase & Co. 4.500% 1/24/22	$200,000	$215,616
JP Morgan Chase & Co. 4.950% 3/25/20	50,000	55,584
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	220,962
Lazard Group LLC 4.250% 11/14/20	410,000	424,777
Lazard Group LLC 6.850% 6/15/17	228,000	259,221
Legg Mason, Inc. 5.625% 1/15/44	180,000	184,707
Leighton Finance USA Pty Ltd. (d) 5.950% 11/13/22	120,000	122,045
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	125,269
Morgan Stanley 3.800% 4/29/16	150,000	157,989
Morgan Stanley 4.000% 7/24/15	250,000	260,155
Morgan Stanley 5.450% 1/09/17	265,000	292,961
Morgan Stanley 5.625% 9/23/19	235,000	267,295
Morgan Stanley 5.750% 1/25/21	115,000	131,720
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	92,205

		13,222,999

Electric — 0.9%
The AES Corp. 7.750% 10/15/15	79,000	86,110
Ameren Corp. 8.875% 5/15/14	545,000	550,221
CMS Energy Corp. 5.050% 2/15/18	400,000	443,256
CMS Energy Corp. 6.875% 12/15/15	50,000	55,001
Florida Power & Light Co. 4.950% 6/01/35	125,000	137,014
Georgia Power Co. 4.300% 3/15/42	106,000	102,382
IPALCO Enterprises, Inc. 5.000% 5/01/18	400,000	423,000
IPALCO Enterprises, Inc. (d) 7.250% 4/01/16	280,000	307,300
Kansas Gas & Electric Co. 5.647% 3/29/21	179,985	192,930
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	289,363
MidAmerican Energy Holdings Co. 5.950% 5/15/37	330,000	387,446

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Fuel Gas Co. 3.750% 3/01/23	$125,000	$121,992
Nevada Power Co. Series N 6.650% 4/01/36	135,000	175,351
Niagara Mohawk Power Corp. (d) 2.721% 11/28/22	200,000	189,537
NiSource Finance Corp. 4.800% 2/15/44	200,000	191,546
NiSource Finance Corp. 5.800% 2/01/42	175,000	188,442
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	17,690
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	54,739
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	138,280
PPL Capital Funding, Inc. 1.900% 6/01/18	55,000	54,106
PPL Capital Funding, Inc. 5.000% 3/15/44	190,000	192,479
Puget Energy, Inc. 6.500% 12/15/20	271,000	315,969
Southern California Edison Co. 5.950% 2/01/38	105,000	128,407
State Grid Overseas Investment Ltd. (d) 1.750% 5/22/18	200,000	194,819
Tenaska Oklahoma I LP (d) 6.528% 12/30/14	50,937	51,502
Transelec SA (d) 4.625% 7/26/23	175,000	172,396
Tri-State Generation & Transmission Association, Series 2003, Class A (d) 6.040% 1/31/18	151,141	162,839
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	190,752
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	249,357

		5,764,226

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	529,125

Electronics — 0.2%
Agilent Technologies, Inc. 3.875% 7/15/23	166,000	164,087
Amphenol Corp. 2.550% 1/30/19	215,000	214,207
Amphenol Corp. 4.000% 2/01/22	100,000	100,033
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	242,857
Avnet, Inc. 4.875% 12/01/22	123,000	128,294

	Principal Amount	Value
Jabil Circuit, Inc. 7.750% 7/15/16	$185,000	$209,975
PerkinElmer, Inc. 5.000% 11/15/21	150,000	159,152

		1,218,605

Engineering & Construction — 0.0%
BAA Funding Ltd. (d) 2.500% 6/25/17	200,000	202,412

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	125,000	135,330

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	140,000	148,419
Republic Services, Inc. 5.250% 11/15/21	25,000	27,947

		176,366

Foods — 0.3%
ConAgra Foods, Inc. 4.950% 8/15/20	150,000	163,818
ConAgra Foods, Inc. 6.625% 8/15/39	75,000	91,095
ConAgra Foods, Inc. 7.000% 4/15/19	195,000	233,082
Delhaize Group 6.500% 6/15/17	210,000	238,033
Kraft Foods, Inc. 4.125% 2/09/16	280,000	295,943
Kraft Foods, Inc. 6.500% 2/09/40	63,000	79,242
Tyson Foods, Inc. 4.500% 6/15/22	175,000	182,549
Tyson Foods, Inc. 6.600% 4/01/16	220,000	242,975
WM Wrigley Jr. Co. (d) 2.400% 10/21/18	80,000	80,231

		1,606,968

Forest Products & Paper — 0.1%
Domtar Corp. 9.500% 8/01/16	30,000	34,919
Domtar Corp. 10.750% 6/01/17	40,000	50,220
International Paper Co. 4.750% 2/15/22	100,000	108,125
International Paper Co. 7.300% 11/15/39	110,000	143,505
International Paper Co. 9.375% 5/15/19	70,000	91,399
The Mead Corp. 7.550% 3/01/47	260,000	294,678

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Plum Creek Timberlands LP 3.250% 3/15/23	$195,000	$183,041

		905,887

Gas — 0.0%
Boston Gas Co. (d) 4.487% 2/15/42	100,000	99,224

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	147,006

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	170,000	195,119
Hospira, Inc. 5.200% 8/12/20	150,000	160,257
Johnson & Johnson 5.850% 7/15/38	40,000	49,590

		404,966

Health Care – Services — 0.2%
Cigna Corp. 2.750% 11/15/16	175,000	182,334
Cigna Corp. 5.125% 6/15/20	100,000	110,734
HCA, Inc. 8.500% 4/15/19	160,000	167,360
Howard Hughes Medical Institute 3.500% 9/01/23	150,000	152,597
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	73,896
Roche Holdings, Inc. (d) 6.000% 3/01/19	42,000	49,344
UnitedHealth Group, Inc. 2.750% 2/15/23	80,000	75,316
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	49,788
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	302,652
WellPoint, Inc., Convertible 2.750% 10/15/42	100,000	146,188

		1,310,209

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (d) 5.750% 9/11/19	220,000	251,198

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	110,000	108,972
Whirlpool Corp. 5.150% 3/01/43	50,000	51,246
Whirlpool Corp. 8.600% 5/01/14	90,000	90,552

		250,770

	Principal Amount	Value
Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	$70,000	$66,199
Church & Dwight Co., Inc. 3.350% 12/15/15	150,000	155,848

		222,047

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	135,000	136,638
Newell Rubbermaid, Inc. 2.050% 12/01/17	150,000	150,426
Toro Co. 7.800% 6/15/27	165,000	205,146

		492,210

Insurance — 1.2%
Aflac, Inc. 3.625% 6/15/23	235,000	236,835
Aflac, Inc. 8.500% 5/15/19	110,000	141,379
The Allstate Corp. 5.550% 5/09/35	150,000	173,863
The Allstate Corp. VRN 5.750% 8/15/53	320,000	336,000
The Allstate Corp. 7.450% 5/16/19	18,000	22,372
American International Group, Inc. 3.000% 3/20/15	250,000	255,973
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	179,017
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	94,859
The Chubb Corp. VRN 6.375% 3/29/67	245,000	271,950
CNA Financial Corp. 3.950% 5/15/24	180,000	180,822
CNA Financial Corp. 7.350% 11/15/19	180,000	220,485
Five Corners Funding Trust (d) 4.419% 11/15/23	215,000	220,323
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	290,000	299,706
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	220,000	258,225
ING US, Inc. 5.500% 7/15/22	125,000	140,214
ING US, Inc. VRN 5.650% 5/15/53	205,000	203,770
Liberty Mutual Group, Inc. (d) 4.250% 6/15/23	97,000	98,440
Lincoln National Corp. 4.300% 6/15/15	100,000	104,011
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	218,634

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	$100,000	$114,309
MetLife Capital Trust IV (d) 7.875% 12/15/37	345,000	407,100
MetLife, Inc. Series A 6.817% 8/15/18	45,000	53,704
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	153,390
The Progressive Corp. VRN 6.700% 6/15/37	356,000	391,600
Prudential Financial, Inc. 3.875% 1/14/15	210,000	215,413
Prudential Financial, Inc. 4.500% 11/15/20	125,000	135,537
Prudential Financial, Inc. 4.750% 9/17/15	375,000	396,166
Prudential Financial, Inc. VRN 5.200% 3/15/44	305,000	302,713
Prudential Financial, Inc. VRN 5.625% 6/15/43	245,000	249,900
Prudential Financial, Inc. 6.200% 11/15/40	75,000	90,732
Prudential Financial, Inc. VRN 8.875% 6/15/38	260,000	318,500
QBE Insurance Group Ltd. (d) 2.400% 5/01/18	115,000	112,449
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	236,305
Reinsurance Group of America, Inc. 5.000% 6/01/21	225,000	244,357
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	256,709
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	155,953
Willis Group Holdings PLC 4.125% 3/15/16	55,000	57,753
Willis North America, Inc. 7.000% 9/29/19	97,000	111,824

		7,661,292

Internet — 0.1%
Baidu, Inc. 3.250% 8/06/18	285,000	291,004
Expedia, Inc. 7.456% 8/15/18	425,000	499,575

		790,579

Investment Companies — 0.1%
Xstrata Finance Canada Ltd. (d) 2.050% 10/23/15	225,000	227,586
Xstrata Finance Canada Ltd. (d) 2.850% 11/10/14	225,000	227,157
Xstrata Finance Canada Ltd. (d) 5.800% 11/15/16	195,000	214,687

		669,430

	Principal Amount	Value
Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	$180,000	$220,725
ArcelorMittal 4.250% 8/05/15	414,000	426,420
ArcelorMittal 5.750% 8/05/20	285,000	302,812
ArcelorMittal 9.500% 2/15/15	555,000	592,462
Cliffs Natural Resources, Inc. 3.950% 1/15/18	175,000	175,900
Commercial Metals Co. 6.500% 7/15/17	125,000	139,688
Gerdau Trade, Inc. (d) 4.750% 4/15/23	205,000	190,240
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	145,164
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	268,271
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	276,427

		2,738,109

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	125,000	124,095

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	265,625
Hyatt Hotels Corp. 3.375% 7/15/23	95,000	89,903
Hyatt Hotels Corp. 5.375% 8/15/21	25,000	27,233
Marriott International, Inc. 3.250% 9/15/22	265,000	255,208
Marriott International, Inc. 3.375% 10/15/20	215,000	216,745
Marriott International, Inc. 5.810% 11/10/15	70,000	75,246
Marriott International, Inc. 6.200% 6/15/16	455,000	499,222
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	40,000	46,268
Wyndham Worldwide Corp. 2.500% 3/01/18	200,000	201,008
Wyndham Worldwide Corp. 2.950% 3/01/17	75,000	76,474
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750% 8/15/20	425,000	472,813

		2,225,745

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.2%
CNH Capital LLC 3.250% 2/01/17	$105,000	$107,100
CNH Capital LLC 3.625% 4/15/18	116,000	118,030
CNH Capital LLC 3.875% 11/01/15	380,000	390,450
CNH Capital LLC 6.250% 11/01/16	220,000	241,175
Roper Industries, Inc. 3.125% 11/15/22	175,000	165,219
Xylem, Inc. 3.550% 9/20/16	200,000	210,826
Xylem, Inc. 4.875% 10/01/21	100,000	106,455

		1,339,255

Manufacturing — 0.4%
Carlisle Cos., Inc. 3.750% 11/15/22	160,000	155,235
Eaton Corp. 1.500% 11/02/17	140,000	139,326
General Electric Co. 4.125% 10/09/42	270,000	259,441
Harsco Corp 2.700% 10/15/15	1,098,000	1,107,333
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	211,551
Textron, Inc. 4.300% 3/01/24	255,000	259,747
Textron, Inc. 6.200% 3/15/15	180,000	188,950
Tyco Electronics Group SA 6.550% 10/01/17	200,000	231,275

		2,552,858

Media — 0.3%
21st Century Fox America Co. 6.900% 8/15/39	100,000	125,681
CBS Corp. 7.875% 7/30/30	210,000	275,242
Comcast Corp. 6.400% 5/15/38	175,000	215,140
Globo Comunicacao e Participacoes SA (d) 4.875% 4/11/22	275,000	280,500
NBCUniversal Media LLC 6.400% 4/30/40	20,000	24,744
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	155,606
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	130,374
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	56,068

	Principal Amount	Value
Time Warner Cable, Inc. 8.750% 2/14/19	$65,000	$82,226
Time Warner, Inc. 4.700% 1/15/21	125,000	136,710
Time Warner, Inc. 6.100% 7/15/40	135,000	155,575
Time Warner, Inc. 6.250% 3/29/41	25,000	29,287
Viacom, Inc. 6.250% 4/30/16	195,000	216,055

		1,883,208

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	125,000	127,769

Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	105,000	104,699
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	155,000	152,422
Newcrest Finance Property Ltd. (d) 4.450% 11/15/21	250,000	223,820
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	331,709
Vale Overseas Ltd. 6.250% 1/23/17	305,000	340,814
Vale Overseas Ltd. 6.875% 11/10/39	80,000	85,526
Vulcan Materials Co. 6.500% 12/01/16	15,000	16,725

		1,255,715

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	270,000	268,093
Pitney Bowes, Inc. 4.750% 1/15/16	125,000	132,621
Pitney Bowes, Inc. 4.750% 5/15/18	20,000	21,336
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	34,935
Xerox Corp. 4.250% 2/15/15	150,000	154,552
Xerox Corp. 5.625% 12/15/19	10,000	11,331

		622,868

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	113,226

Oil & Gas — 1.2%
Anadarko Petroleum Corp. 6.450% 9/15/36	135,000	159,677

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chesapeake Energy Corp. 3.250% 3/15/16	$725,000	$732,250
Chesapeake Energy Corp. 9.500% 2/15/15	300,000	319,875
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	45,000	42,188
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	460,000	468,050
ConocoPhillips 6.500% 2/01/39	110,000	144,551
Devon Energy Corp. 5.600% 7/15/41	175,000	193,818
Ecopetrol SA 4.250% 9/18/18	40,000	42,400
EQT Corp. 4.875% 11/15/21	110,000	116,303
KazMunayGas National Co. JSC (d) 4.400% 4/30/23	200,000	188,500
Motiva Enterprises LLC (d) 5.750% 1/15/20	215,000	243,950
Motiva Enterprises LLC (d) 6.850% 1/15/40	170,000	218,038
Newfield Exploration Co. 6.875% 2/01/20	200,000	213,000
Nexen, Inc. 7.500% 7/30/39	25,000	32,506
Pemex Project Funding Master Trust 6.625% 6/15/38	37,000	40,330
Petrobras Global Finance BV 2.000% 5/20/16	195,000	193,294
Petrobras Global Finance BV 3.000% 1/15/19	110,000	103,956
Petrobras Global Finance BV 3.250% 3/17/17	560,000	561,738
Petrobras International Finance Co. 3.875% 1/27/16	275,000	282,408
Petrobras International Finance Co. 5.375% 1/27/21	240,000	242,717
Petrobras International Finance Co. 6.750% 1/27/41	100,000	96,908
Petroleos Mexicanos (d) 3.125% 1/23/19	50,000	51,200
Petroleos Mexicanos 5.500% 1/21/21	285,000	311,363
Petroleos Mexicanos (d) 6.375% 1/23/45	80,000	86,300
Phillips 66 4.300% 4/01/22	100,000	105,720
Phillips 66 5.875% 5/01/42	100,000	115,693
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	264,732

	Principal Amount	Value
Rowan Cos., Inc. 4.875% 6/01/22	$325,000	$336,218
Rowan Cos., Inc. 5.000% 9/01/17	220,000	239,536
Shell International Finance BV 5.500% 3/25/40	75,000	87,747
Talisman Energy, Inc. 5.500% 5/15/42	125,000	123,825
Talisman Energy, Inc. 7.750% 6/01/19	205,000	247,612
Tesoro Corp. 9.750% 6/01/19	165,000	175,626
Transocean, Inc. 4.950% 11/15/15	440,000	467,138
Transocean, Inc. 5.050% 12/15/16	200,000	217,536
Valero Energy Corp. 6.125% 2/01/20	200,000	232,234

		7,698,937

Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	200,000	220,660
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	180,000	204,862
SEACOR Holdings, Inc. (d) 3.000% 11/15/28	25,000	24,531
SESI LLC 6.375% 5/01/19	105,000	111,825
Superior Energy Services, Inc. 7.125% 12/15/21	458,000	510,670
Weatherford International Ltd. 4.500% 4/15/22	125,000	130,900
Weatherford International Ltd. 5.950% 4/15/42	100,000	107,744
Weatherford International Ltd. 6.000% 3/15/18	75,000	84,478

		1,395,670

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (d) 5.350% 4/01/20	90,000	98,416
Sonoco Products Co. 4.375% 11/01/21	125,000	129,364

		227,780

Pharmaceuticals — 0.3%
AbbVie, Inc. 4.400% 11/06/42	75,000	73,372
McKesson Corp. 1.292% 3/10/17	95,000	94,763
McKesson Corp. 2.284% 3/15/19	95,000	94,218

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
McKesson Corp. 3.796% 3/15/24	$45,000	$45,042
McKesson Corp. 4.750% 3/01/21	150,000	163,587
McKesson Corp. 4.883% 3/15/44	60,000	60,816
McKesson Corp. 6.000% 3/01/41	125,000	146,344
Medco Health Solutions, Inc. 2.750% 9/15/15	250,000	256,354
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	54,601
Mylan, Inc. (d) 7.875% 7/15/20	575,000	644,560
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	80,000	90,908
Warner Chilcott Co. LLC 7.750% 9/15/18	210,000	224,175
Zoetis, Inc. 3.250% 2/01/23	80,000	77,164

		2,025,904

Pipelines — 0.6%
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	189,246
Boardwalk Pipelines LP 5.875% 11/15/16	390,000	423,540
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	108,028
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	119,023
DCP Midstream LLC (d) 9.750% 3/15/19	20,000	25,498
DCP Midstream Operating LLC 3.875% 3/15/23	40,000	39,083
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	125,000	130,621
Enable Oklahoma Intrastate Transmission LLC (d) 6.875% 7/15/14	590,000	598,900
Energy Transfer Partners LP FRN 3.255% 11/01/66	250,000	228,750
Enterprise Products Operating LP 3.200% 2/01/16	100,000	104,067
Enterprise Products Operating LP 5.950% 2/01/41	150,000	171,737
Gulf South Pipeline Co. LP (d) 5.050% 2/01/15	150,000	154,702
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	144,912
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	135,720

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.950% 1/15/38	$10,000	$11,976
Kinder Morgan Finance Co. LLC (d) 6.000% 1/15/18	150,000	162,375
ONEOK Partners LP 3.250% 2/01/16	100,000	103,971
ONEOK Partners LP 6.125% 2/01/41	120,000	134,709
Southern Natural Gas Co. LLC (d) 5.900% 4/01/17	250,000	280,615
Texas Eastern Transmission LP (d) 6.000% 9/15/17	175,000	196,486
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	152,008
The Williams Cos., Inc. 3.700% 1/15/23	100,000	90,748
Williams Partners LP 5.250% 3/15/20	365,000	401,885

		4,108,600

Real Estate — 0.0%
AMB Property LP 4.500% 8/15/17	175,000	189,298
Post Apartment Homes LP 3.375% 12/01/22	50,000	47,432

		236,730

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp. 3.400% 2/15/19	185,000	189,576
American Tower Corp. 4.500% 1/15/18	330,000	355,884
ARC Properties Operating Partnership LP/Clark Acquisition LLC (d) 2.000% 2/06/17	225,000	225,067
ARC Properties Operating Partnership LP/Clark Acquisition LLC (d) 3.000% 2/06/19	110,000	109,499
ARC Properties Operating Partnership LP/Clark Acquisition LLC (d) 4.600% 2/06/24	135,000	134,946
Boston Properties LP 3.700% 11/15/18	100,000	106,078
Boston Properties LP 4.125% 5/15/21	140,000	146,957
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	216,120
DCT Industrial Operating Partnership LP (d) 4.500% 10/15/23	140,000	139,608
DDR Corp. 4.750% 4/15/18	60,000	65,049
DDR Corp. 7.875% 9/01/20	60,000	74,521

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Developers Diversified Realty Corp. 5.500% 5/01/15	$390,000	$408,245
Duke Realty LP 8.250% 8/15/19	225,000	278,585
ERP Operating LP 4.625% 12/15/21	75,000	81,081
Federal Realty Investment Trust 5.900% 4/01/20	55,000	63,458
HCP, Inc. 2.625% 2/01/20	180,000	175,831
Highwoods Realty LP 7.500% 4/15/18	265,000	311,948
Liberty Property LP 3.375% 6/15/23	125,000	117,975
ProLogis LP 2.750% 2/15/19	90,000	90,355
ProLogis LP 3.350% 2/01/21	365,000	361,094
Realty Income Corp. 2.000% 1/31/18	465,000	459,889
Simon Property Group LP 5.650% 2/01/20	35,000	40,566
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	100,000	103,814

		4,256,146

Retail — 0.3%
CVS Caremark Corp. 6.125% 9/15/39	175,000	211,018
CVS Pass-Through Trust (d) 5.926% 1/10/34	308,359	343,208
The Home Depot, Inc. 5.950% 4/01/41	150,000	182,024
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	110,000	129,690
McDonald’s Corp. 6.300% 10/15/37	100,000	125,859
O’Reilly Automotive, Inc. 3.850% 6/15/23	105,000	103,202
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	160,641
QVC, Inc. (d) 3.125% 4/01/19	155,000	154,029
QVC, Inc. 4.375% 3/15/23	150,000	147,820
QVC, Inc. 5.125% 7/02/22	30,000	31,122
Wal-Mart Stores, Inc. 5.625% 4/01/40	370,000	437,467

		2,026,080

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	175,000	200,320

	Principal Amount	Value
Glencore Funding LLC (d) 1.700% 5/27/16	$156,000	$156,524
Glencore Funding LLC (d) 2.500% 1/15/19	252,000	243,341
Glencore Funding LLC (d) 6.000% 4/15/14	500,000	500,899
Washington Mutual Bank (f) 5.650% 8/15/14	775,000	8

		1,101,092

Semiconductors — 0.2%
Applied Materials, Inc. 5.850% 6/15/41	250,000	283,165
Intel Corp. 3.250% 8/01/39	205,000	286,616
Intel Corp., Convertible 2.950% 12/15/35	200,000	235,375
Micron Technology, Inc., Convertible 2.125% 2/15/33	226,000	505,534
Micron Technology, Inc., Convertible 3.000% 11/15/43	85,000	93,128

		1,403,818

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	111,607
CA, Inc. 2.875% 8/15/18	125,000	126,762
CA, Inc. 5.375% 12/01/19	270,000	301,932
ManTech International Corp. 7.250% 4/15/18	220,000	228,305
Microsoft Corp. 3.000% 10/01/20	80,000	82,377

		850,983

Telecommunications — 1.0%
America Movil SAB de CV 5.000% 3/30/20	130,000	142,432
America Movil SAB de CV 6.125% 3/30/40	135,000	152,354
AT&T, Inc. 6.500% 9/01/37	300,000	349,013
AT&T, Inc. 6.550% 2/15/39	25,000	29,497
British Telecom PLC 9.625% 12/15/30	55,000	85,020
CenturyLink, Inc. 6.150% 9/15/19	140,000	151,375
CenturyLink, Inc. 7.600% 9/15/39	45,000	42,806
Cisco Systems, Inc. 5.500% 1/15/40	55,000	62,642
Deutsche Telekom International Finance BV 8.750% 6/15/30	60,000	86,590

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Embarq Corp. 7.082% 6/01/16	$110,000	$122,556
ENTEL Chile SA (d) 4.875% 10/30/24	200,000	201,627
Juniper Networks, Inc. 4.600% 3/15/21	100,000	104,382
Juniper Networks, Inc. 5.950% 3/15/41	175,000	177,208
Qwest Corp. 8.375% 5/01/16	550,000	625,110
Rogers Communications, Inc. 6.800% 8/15/18	20,000	23,753
Rogers Communications, Inc. 7.500% 8/15/38	30,000	38,958
Sprint Communications, Inc. (d) 9.000% 11/15/18	415,000	507,338
Telecom Italia Capital 6.000% 9/30/34	45,000	41,963
Telecom Italia Capital 6.175% 6/18/14	221,000	223,210
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	150,000	153,221
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	314,579
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	137,416
Telefonica Emisiones SAU 6.421% 6/20/16	93,000	102,926
Verizon Communications, Inc. 2.500% 9/15/16	115,000	119,079
Verizon Communications, Inc. 3.650% 9/14/18	135,000	143,712
Verizon Communications, Inc. 5.150% 9/15/23	225,000	246,222
Verizon Communications, Inc. 6.550% 9/15/43	325,000	395,504
Verizon Communications, Inc. 8.750% 11/01/18	195,000	249,040
Verizon Global Funding Corp. 7.750% 12/01/30	150,000	198,365
Virgin Media Finance PLC 8.375% 10/15/19	975,000	1,045,688

		6,273,586

Transportation — 0.2%
Asciano Finance (d) 3.125% 9/23/15	160,000	164,055
Asciano Finance (d) 4.625% 9/23/20	105,000	108,518
Asciano Finance (d) 5.000% 4/07/18	250,000	268,454
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	234,402
Canadian National Railway Co. 5.850% 11/15/17	140,000	159,876

	Principal Amount	Value
Con-way, Inc. 7.250% 1/15/18	$75,000	$87,451
CSX Corp. 7.250% 5/01/27	50,000	61,494
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	114,055
Ryder System, Inc. 2.550% 6/01/19	65,000	64,591
Union Pacific Corp. 4.000% 2/01/21	125,000	132,865

		1,395,761

Trucking & Leasing — 0.3%
GATX Corp. 3.500% 7/15/16	250,000	262,967
GATX Corp. 3.900% 3/30/23	95,000	95,040
GATX Corp. 4.750% 5/15/15	85,000	88,676
GATX Corp. 4.750% 6/15/22	150,000	159,686
GATX Corp. 8.750% 5/15/14	480,000	484,567
Penske Truck Leasing Co. LP/PTL Finance Corp. (d) 2.500% 3/15/16	620,000	635,486
Penske Truck Leasing Co. LP/PTL Finance Corp. (d) 3.125% 5/11/15	250,000	256,160
TTX Co. (d) 4.150% 1/15/24	255,000	259,613

		2,242,195

TOTAL CORPORATE DEBT (Cost $101,716,709)		105,788,786

MUNICIPAL OBLIGATIONS — 0.4%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	313,553
San Diego County Regional Airport Authority 5.594% 7/01/43	900,000	933,066
State of California 5.950% 4/01/16	175,000	192,357
State of California BAB 7.550% 4/01/39	120,000	166,738
State of California BAB 7.600% 11/01/40	350,000	492,551
State of Illinois 5.365% 3/01/17	575,000	628,245

		2,726,510

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,648,363)		2,726,510

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Automobile ABS — 0.2%
California Republic Auto Receivables Trust, Series 2012-1, Class A (d) 1.180% 8/15/17	$186,628	$187,017
Capital Automotive REIT, Series 2012-1A, Class A (d) 4.700% 7/15/42	234,259	233,962
CPS Auto Trust, Series 2014-A, Class A (d) 1.210% 8/15/18	275,000	274,976
CPS Auto Trust, Series 2012-A, Class A (d) 2.780% 6/17/19	94,107	95,553
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (d) 2.610% 3/15/19	75,511	75,802
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (d) 1.290% 10/16/17	148,564	148,874
Flagship Credit Auto Trust, Series 2013-2, Class A (d) 1.940% 1/15/19	277,124	276,553
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (d) 1.230% 12/15/15	8,921	8,923
Rental Car Finance Corp., Series 2011-1A, Class A1 (d) 2.510% 2/25/16	155,000	156,674
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (d) 2.060% 6/15/17	21,450	21,450

		1,479,784

Commercial MBS — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.825% 2/10/51	297,922	331,819
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 5.892% 2/10/51	220,000	243,792
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.246% 2/10/51	360,000	407,727
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.289% 2/10/51	215,000	241,926
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	381,635
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	245,206

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	$425,000	$459,834
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	235,000	261,830
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	275,000	307,642
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	400,000	433,715
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	155,000	173,132
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (d) 3.703% 10/15/45	195,000	189,757
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	327,325
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	225,000	249,487
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.799% 12/10/49	476,000	533,215
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (d) 4.238% 1/10/34	165,000	170,511
DBRR Trust, Series 2013-EZ3, Class A VRN (d) 1.636% 12/18/49	320,914	321,917
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (d) 3.386% 7/10/44	225,000	235,326
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (d) 5.471% 11/10/46	110,000	121,991
GC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 5.820% 7/10/38	215,000	234,002
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.820% 7/10/38	485,954	527,814

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (d) 4.948% 1/10/45	$100,000	$109,124
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	725,000	780,922
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	265,000	290,345
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	260,000	292,102
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (d) 5.200% 6/15/44	250,000	272,295
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	217,489
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	440,000	480,969
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.467% 3/12/44	275,000	294,292
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	300,000	328,514
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	181,424	183,148
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.281% 1/11/43	180,000	206,183
STRIPs Ltd., Series 2012-1A, Class A (d) 1.500% 12/25/44	271,818	269,099
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.551% 8/15/39	200,000	211,200
VNO Mortgage Trust, Series 2013-PENN, Class A (d) 3.808% 12/13/29	240,000	248,226
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	270,000	294,067
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	295,000	316,705
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	813,831

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	$200,000	$219,135
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.953% 2/15/51	190,000	208,883
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.953% 2/15/51	235,000	262,037
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (d) 3.349% 11/15/43	77,371	81,131
Wells Fargo Reremic Trust, Series 2012-IO, Class A (d) 1.750% 8/20/21	173,536	173,648
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (d) 3.240% 3/15/44	175,000	182,386
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (d) 3.791% 2/15/44	200,000	209,005
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	196,555

		13,540,894

Home Equity ABS — 0.9%
Aames Mortgage Investment Trust, Series 2005-1, Class M4 FRN 1.279% 6/25/35	200,000	187,277
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.879% 1/25/35	390,000	369,844
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.424% 8/25/35	120,650	119,243
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.514% 7/25/35	10,305	10,290
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.894% 11/25/34	57,651	57,391
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.814% 6/25/35	130,101	127,659
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.829% 2/25/35	97,030	95,089
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.603% 4/28/39	230,000	222,750

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M1 FRN 0.554% 2/25/36	$142,695	$134,700
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.604% 9/25/35	28,370	28,275
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (d) 0.354% 11/25/45	301,615	291,936
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (d) 0.564% 12/25/33	32,880	32,611
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.584% 7/25/35	104,325	100,562
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.604% 8/25/35	141,155	133,664
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	42,294	42,020
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.644% 12/25/35	71,952	71,388
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.574% 5/25/36	295,528	288,107
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.604% 7/25/35	322,223	309,572
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.394% 1/25/36	121,600	118,919
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.584% 4/25/35	112,242	104,927
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.324% 8/25/36	103,453	100,760
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.814% 10/25/35	105,994	102,824
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.644% 7/25/35	148,898	146,621
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (d) 0.934% 12/25/32	147,256	143,620
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.434% 8/25/45	18,477	18,384

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.904% 2/25/35	$23,574	$23,460
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.949% 2/25/35	290,000	270,893
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.979% 6/25/35	382,804	371,734
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.874% 3/25/35	295,000	276,489
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (d) 0.888% 6/28/35	408,044	406,349
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (d) 0.918% 6/28/35	220,000	202,028
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.654% 7/25/35	261,860	257,981
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.624% 5/25/35	23,877	23,690
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.414% 9/25/35	153,815	150,788
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.534% 8/25/35	174,981	172,028
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.654% 3/25/35	151,039	148,025
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.344% 3/25/36	33,459	33,339
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.404% 1/25/36	31,739	31,570
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.584% 11/25/35	285,000	280,015
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.494% 3/25/36	42,767	42,543
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.514% 8/25/35	107,859	106,535

		6,155,900

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 1.1%
Cajun Global LLC, Series 2011-1A, Class A2 (d) 5.955% 2/20/41	$209,364	$219,897
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (d) 1.756% 4/17/25	555,000	555,000
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (d) 4.474% 3/20/43	152,675	155,757
CLI Funding LLC, Series 2006-1A, Class A FRN (d) 0.337% 8/18/21	87,734	86,975
Diamond Resorts Owner Trust, Series 2013-2, Class A (d) 2.270% 5/20/26	389,309	387,062
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (d) 5.216% 1/25/42	451,050	482,673
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (d) 4.212% 10/15/42	427,843	424,021
Global SC Finance SRL, Series 2013-2A, Class A (d) 3.670% 11/17/28	256,167	257,715
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (d) 2.405% 6/02/17	250,000	253,837
Hilton Grand Vacations Trust, Series 2013-A, Class A (d) 2.280% 1/25/26	167,268	166,801
Horizon Funding Trust, Series 2013-1A, Class A (d) 3.000% 5/15/18	224,971	225,252
Icon Brands Holdings LLC, Series 2012-1A, Class A (d) 4.229% 1/25/43	55,800	55,643
Icon Brands Holdings LLC, Series 2013-1A, Class A (d) 4.352% 1/25/43	167,730	167,002
ING IM CLO Ltd., Series 2012-3A, Class A FRN (d) 1.689% 10/15/22	250,000	249,950
New York City Tax Lien, Series 2012-AA, Class A (d) 1.230% 11/10/25	74,051	74,063
Newport Waves CDO (Acquired 3/30/07, Cost $948,898), Series 2007-1A, Class A3LS FRN (d) (g) 0.835% 6/20/14	950,000	950,380
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (d) 1.485% 2/20/25	250,000	248,172

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (d) 1.870% 8/20/29	$114,662	$114,701
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (d) 2.840% 11/20/28	116,036	118,012
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (d) 3.350% 4/20/26	139,734	143,142
Sonic Capital LLC, Series 2011-1A, Class A2 (d) 5.438% 5/20/41	140,287	150,458
Springleaf Funding Trust, Series 2013-AA, Class A (d) 2.580% 9/15/21	225,000	226,354
Structured Receivables Finance LLC, Series 2010-B, Class A (d) 3.730% 8/15/36	156,615	162,766
TAL Advantage LLC, Series 2006-1A FRN (d) 0.376% 4/20/21	270,833	267,697
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (d) 0.410% 5/15/20	204,167	203,041
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (d) 2.555% 10/15/15	315,000	318,402
Trinity Rail Leasing LP, Series 2004-1A, Class A (d) 5.270% 8/14/27	110,470	117,387
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (d) 4.370% 7/15/41	136,261	144,096

		6,926,256

Student Loans ABS — 0.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	62,885	62,382
Access Group, Inc., Series 2008-1, Class A FRN 1.539% 10/27/25	149,520	150,647
Access Group, Inc., Series 2002-1, Class A4 VRN 1.657% 9/01/37	225,000	208,119
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	377,465	334,337
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	350,000	296,625
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (d) 4.394% 11/26/40	270,000	297,179

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.393% 12/15/22	$102,451	$102,105
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	500,000	496,250
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.655% 6/15/43	200,000	196,220
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	150,000	122,967
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	220,258	218,583
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.633% 6/25/42	179,847	177,043
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.539% 10/28/41	269,804	268,208
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (d) 0.954% 4/25/46	128,117	129,492
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.443% 5/28/26	111,449	111,108
Panhandle-Plains Student Finance Corp., Series 2001-A2 1.655% 12/01/31	300,000	287,563
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.409% 7/15/36	815,000	807,067
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.539% 7/15/36	125,000	116,344
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (d) 1.644% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (d) 1.645% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 2.640% 3/15/28	190,000	189,932
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.650% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.655% 6/17/30	50,000	48,534

		5,170,643

	Principal Amount	Value
WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	$30,555	$30,082
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	7,805	7,040
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	22,912	21,704
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.514% 7/25/35	21,782	21,392
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.264% 5/25/37	370,809	243,560
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.365% 8/25/34	88,048	74,423
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.404% 8/25/36	87,938	80,508
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.247% 2/25/34	11,052	10,317
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	5,686	5,743
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	278	282
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (d) 2.500% 3/23/51	58,264	59,138
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.414% 7/25/35	6,594	6,569
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.567% 3/25/34	58,078	58,489
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.532% 4/25/44	130,420	129,649

		748,896

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	159,330	156,728
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.745% 6/25/32	34,132	31,849

		188,577

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $33,871,373)		$34,210,950

SOVEREIGN DEBT OBLIGATIONS — 0.4%
Brazilian Government International Bond 4.875% 1/22/21	$100,000	106,300
Mexico Government International Bond 4.750% 3/08/44	360,000	342,000
Peruvian Government International Bond 6.550% 3/14/37	95,000	114,238
Poland Government International Bond 6.375% 7/15/19	230,000	269,847
Province of Quebec Canada 2.625% 2/13/23	442,000	418,432
Province of Quebec Canada 7.500% 9/15/29	90,000	124,582
Republic of Brazil International Bond 5.625% 1/07/41	305,000	308,965
Republic of Turkey International Bond 3.250% 3/23/23	200,000	174,900
Republic of Turkey International Bond 4.875% 4/16/43	81,000	68,850
Republic of Turkey International Bond 6.750% 4/03/18	145,000	159,790
United Mexican States 5.125% 1/15/20	200,000	222,500
United Mexican States 6.750% 9/27/34	160,000	195,200

		2,505,604

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,474,445)		2,505,604

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 7.4%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 4290, Class CA 3.500% 12/15/38	513,849	526,109

U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	208,080	233,996

		760,105

Pass-Through Securities — 7.3%
Federal Home Loan Mortgage Corp.
Pool #Q15841 3.000% 2/01/43	1,600,417	1,545,965
Pool #E85346 6.000% 9/01/16	9,575	10,062

	Principal Amount	Value
Pool #E85389 6.000% 9/01/16	$5,676	$5,949
Pool #E85542 6.000% 10/01/16	13,453	14,099
Pool #G11431 6.000% 2/01/18	11,854	12,509
Pool #E85089 6.500% 8/01/16	37,809	39,845
Pool #E85301 6.500% 9/01/16	22,567	23,743
Pool #C55867 7.500% 2/01/30	106,647	124,990
Pool #C01079 7.500% 10/01/30	13,352	15,780
Pool #C01135 7.500% 2/01/31	38,229	45,136
Pool #C00470 8.000% 8/01/26	26,132	30,941
Pool #G00924 8.000% 3/01/28	33,649	39,804
Pool #554904 9.000% 3/01/17	232	250
Federal National Mortgage Association
Pool #725692 2.269% 10/01/33 FRN	122,655	129,168
Pool #888586 2.342% 10/01/34 FRN	210,503	222,319
Pool #AB8756 3.000% 3/01/43	779,503	746,344
Pool #AT0976 3.000% 4/01/43	727,308	696,369
Pool #AT2911 3.000% 4/01/43	900,991	862,663
Pool #890564 3.000% 6/01/43	779,134	755,120
Pool #AO8629 3.500% 7/01/42	1,279,505	1,288,352
Pool #AP6609 3.500% 9/01/42	468,217	471,454
Pool #AR8708 3.500% 4/01/43	239,833	238,831
Pool #AT0998 3.500% 4/01/43	1,198,880	1,193,869
Pool #AT4050 3.500% 5/01/43	321,885	320,540
Pool #MA1463 3.500% 6/01/43	785,532	782,248
Pool #586036 6.000% 5/01/16	85	85
Pool #587994 6.000% 6/01/16	16,961	17,690

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #564594 7.000% 1/01/31	$12,656	$14,571
Pool #572844 7.000% 4/01/31	27,050	31,296
Pool #253795 7.000% 5/01/31	106,964	123,588
Pool #499386 7.500% 9/01/29	2,715	3,185
Pool #521006 7.500% 12/01/29	1,310	1,539
Pool #522769 7.500% 12/01/29	76	89
Pool #252981 7.500% 1/01/30	13,267	15,561
Pool #524874 7.500% 2/01/30	761	830
Pool #531196 7.500% 2/01/30	1,164	1,370
Pool #524317 7.500% 3/01/30	5,348	6,226
Pool #530299 7.500% 3/01/30	362	422
Pool #530520 7.500% 3/01/30	13,618	15,906
Pool #253183 7.500% 4/01/30	5,886	6,888
Pool #253265 7.500% 5/01/30	4,656	5,428
Pool #536999 8.000% 3/01/30	140	167
Pool #526380 8.000% 5/01/30	6,800	8,160
Pool #536949 8.000% 5/01/30	3,050	3,666
Pool #535351 8.000% 6/01/30	5,528	6,618
Pool #253481 8.000% 10/01/30	4,250	5,097
Pool #596656 8.000% 8/01/31	1,747	2,000
Pool #602008 8.000% 8/01/31	6,362	7,640
Pool #190317 8.000% 8/01/31	1,725	2,066
Federal National Mortgage Association TBA
Pool #299 2.500% 9/01/27 (e)	4,255,000	4,251,011
Pool #6985 3.000% 10/01/42 (e)	11,500,000	11,069,200
Pool #1058 3.500% 4/01/42 (e)	4,450,000	4,476,769

	Principal Amount	Value
Pool #11192 4.000% 9/01/41 (e)	$7,825,000	$8,133,721
Government National Mortgage Association
Pool #349496 7.000% 5/15/23	3,044	3,476
Pool #359587 7.000% 6/15/23	694	783
Pool #337539 7.000% 7/15/23	1,173	1,339
Pool #363066 7.000% 8/15/23	13,576	15,463
Pool #354674 7.000% 10/15/23	11,858	13,477
Pool #362651 7.000% 10/15/23	22,816	25,767
Pool #368814 7.000% 10/15/23	5,170	5,873
Pool #352021 7.000% 11/15/23	8,978	10,264
Pool #371967 7.000% 11/15/23	1,127	1,290
Pool #591581 7.000% 8/15/32	15,858	18,631
Pool #205884 7.500% 5/15/17	20,165	21,577
Pool #213760 7.500% 6/15/17	4,988	5,346
Government National Mortgage Association II
Pool #82488 2.000% 3/20/40 FRN	233,878	242,115
Pool #82462 3.500% 1/20/40 FRN	193,027	204,339
Government National Mortgage Association II TBA
Pool #1235 4.000% 4/01/42 (e)	4,100,000	4,309,164
Government National Mortgage Association TBA
Pool #587 3.000% 11/01/42 (e)	3,825,000	3,761,350
Pool #2280 3.500% 1/01/42 (e)	2,125,000	2,167,998

		48,635,391

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $49,992,788)		49,395,496

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Bonds & Notes — 3.0%
U.S. Treasury Bond 2.750% 8/15/42	$3,830,000	$3,269,863
U.S. Treasury Bond 2.875% 5/15/43	420,000	366,573
U.S. Treasury Bond 4.500% 2/15/36	510,000	598,613
U.S. Treasury Inflation Index 0.375% 7/15/23	2,211,066	2,186,881
U.S. Treasury Note (h) 0.625% 12/15/16	2,560,000	2,550,175
U.S. Treasury Note 1.375% 9/30/18	5,210,000	5,163,293
U.S. Treasury Note 1.500% 2/28/19	5,100,000	5,049,100
U.S. Treasury Note 2.500% 8/15/23	590,000	581,576

		19,766,074

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,915,783)		19,766,074

TOTAL BONDS & NOTES (Cost $210,619,461)		214,393,420

TOTAL LONG-TERM INVESTMENTS (Cost $490,762,790)		658,443,065

SHORT-TERM INVESTMENTS — 7.1%
Commercial Paper — 7.0%
Airgas, Inc. (d) 0.335% 4/16/14	3,300,000	3,299,546
Ameren Corp. 0.300% 4/01/14	720,000	720,000
British Telecommunications PLC (d) 0.715% 4/08/14	2,809,000	2,808,618
Centrica PLC (d) 0.430% 8/06/14	2,278,000	2,274,544
Cox Enterprises, Inc. (d) 0.330% 6/18/14	4,003,000	4,000,138
Enbridge, Inc. (d) 0.300% 4/23/14	2,100,000	2,099,615
FMC Corp. (d) 0.280% 4/21/14	4,933,000	4,932,233
Glencore Funding LLC (d) 0.730% 6/19/14	3,005,000	3,000,186
Holcim US Finance Sarl & Cie (d) 0.390% 5/08/14	3,800,000	3,798,477
Noble Corp. (d) 0.340% 5/09/14	4,723,000	4,721,305

	Principal Amount	Value
Pentair Finance (d) 0.290% 4/15/14	$3,684,000	$3,683,584
Plains All American Pipeline LP (d) 0.260% 4/03/14	2,191,000	2,190,968
Rockwell Collins, Inc. (d) 0.315% 5/29/14	4,758,000	4,755,624
Xcel Energy, Inc. (d) 0.509% 10/14/14	4,780,000	4,766,988

		47,051,826

Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (i)	279,922	279,922

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	45,880	45,880

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill 0.000% 7/17/14	650,000	649,880

TOTAL SHORT-TERM INVESTMENTS (Cost $48,027,508)		48,027,508

TOTAL INVESTMENTS — 105.7% (Cost $538,790,298) (j)		706,470,573

Other Assets/(Liabilities) — (5.7)%		(38,039,989)

NET ASSETS — 100.0%		$668,430,584

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Value is less than $0.50
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

institutional buyers. At March 31, 2014, these securities amounted to a value of $76,638,612 or 11.47% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $8 or 0.00% of net assets.
(g)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $950,380 or 0.14% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(h)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(i)	Maturity value of $279,922. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity dates of 11/15/28, and an aggregate market value, including accrued interest, of $285,969.
(j)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML China Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 2.0%
Forest Products & Paper — 1.4%
Nine Dragons Paper Holdings Ltd.	401,000	$313,052

Iron & Steel — 0.6%
Angang Steel Co. Ltd. (a)	216,000	133,537

		446,589

Communications — 12.1%
Internet — 9.5%
21Vianet Group, Inc. (a)	9,360	268,632
Tencent Holdings Ltd.	26,800	1,865,977

		2,134,609

Telecommunications — 2.6%
China Unicom Ltd.	268,000	351,614
Foxconn International Holdings Ltd. (a)	450,000	248,308

		599,922

		2,734,531

Consumer, Cyclical — 7.0%
Airlines — 1.0%
China Southern Airlines Co. Ltd. Class H	660,000	214,426

Apparel — 1.6%
Shenzhou International Group Holdings Ltd.	114,000	363,194

Auto Manufacturers — 2.6%
Brilliance China Automotive Holdings Ltd.	158,000	241,996
Guangzhou Automobile Group Co. Ltd.	326,000	343,737

		585,733

Automotive & Parts — 0.6%
Nexteer Automotive Group Ltd. (a)	164,000	128,659

Home Furnishing — 0.7%
Haier Electronics Group Co. Ltd.	58,000	157,174

Lodging — 0.5%
Home Inns & Hotels Management, Inc. ADR (China) (a)	3,800	122,702

		1,571,888

Consumer, Non-cyclical — 6.7%
Commercial Services — 1.8%
China Conch Venture Holdings Ltd. (a)	110,000	281,527
Shenzhen International Holdings Ltd.	93,250	117,018

		398,545

	Number of Shares	Value
Health Care – Products — 1.6%
China Medical System Holdings Ltd.	326,000	$369,092

Pharmaceuticals — 3.3%
CSPC Pharmaceutical Group Ltd.	326,000	288,741
Guangzhou Pharmaceutical Co. Ltd. Class H	70,000	237,569
Sinopharm Group Co.	82,800	228,430

		754,740

		1,522,377

Energy — 9.2%
Oil & Gas — 7.5%
China Petroleum & Chemical Corp. Class H	1,390,000	1,245,188
PetroChina Co. Ltd. Class H	414,000	447,947

		1,693,135

Oil & Gas Services — 1.7%
China Oilfield Services Ltd.	164,000	387,473

		2,080,608

Financial — 37.6%
Banks — 18.3%
Agricultural Bank of China Ltd.	1,834,000	799,806
Bank of China Ltd. Class H	705,000	312,898
China CITIC Bank Class H	556,000	321,306
China Construction Bank Corp. Class H	839,260	587,992
China Merchants Bank Co. Ltd.	213,000	386,926
China Minsheng Banking Corp. Ltd. Class H	555,000	557,074
Industrial & Commercial Bank of China	1,911,545	1,176,432

		4,142,434

Diversified Financial — 5.2%
China Cinda Asset Management Co. Ltd. (a)	860,365	490,189
China Galaxy Securities Co. Ltd. (a)	342,000	208,330
Haitong Securities Co. Ltd.	354,000	470,356

		1,168,875

Insurance — 10.3%
China Life Insurance Co. Ltd.	316,000	897,251
China Pacific Insurance Group Co. Ltd. Class H	80,570	289,023
New China Life Insurance Co. Ltd. (a)	136,000	411,518
Ping An Insurance Group Co. of China Ltd. Class H	87,000	721,948

		2,319,740

Real Estate — 3.8%
China Merchants Land Ltd. (a)	1,096,000	182,947
China Overseas Land & Investment Ltd.	84,000	217,378

The accompanying notes are an integral part of the portfolio of investments.

MML China Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shimao Property Holdings Ltd.	204,500	$450,234

		850,559

		8,481,608

Industrial — 19.3%
Building Materials — 5.7%
Anhui Conch Cement Co. Ltd. Class H	118,500	509,291
BBMG Corp.	485,000	378,731
China Lesso Group Holdings Ltd.	407,000	227,962
China Shanshui Cement Group	409,000	172,656

		1,288,640

Electrical Components & Equipment — 1.0%
Zhuzhou CSR Times Electric Co. Ltd. Class H	66,000	221,383

Engineering & Construction — 5.4%
China Machinery Engineering Corp.	496,000	357,689
China Railway Construction Corp. Ltd.	490,000	416,167
China State Construction International Holdings Ltd.	254,000	433,474

		1,207,330

Environmental Controls — 0.5%
SIIC Environment Holdings Ltd. (a)	888,000	121,371

Hand & Machine Tools — 1.5%
Techtronic Industries Co.	124,000	346,909

Machinery – Diversified — 2.1%
Hollysys Automation Technologies Ltd. (a)	21,514	463,411

Manufacturing — 0.6%
Sunny Optical Technology Group Co. Ltd.	139,000	135,658

Real Estate — 1.0%
China Everbright International Ltd.	168,000	232,171

Transportation — 1.5%
China South Locomotive and Rolling Stock Corp. Ltd. Class H	151,000	127,388
Kerry Logistics Network Ltd. (a)	143,500	211,252

		338,640

		4,355,513

Technology — 5.3%
Computers — 2.3%
Lenovo Group Ltd.	484,000	531,642

Semiconductors — 1.2%
Semiconductor Manufacturing International Corp. (a)	3,544,000	265,060

	Number of Shares	Value
Software — 1.8%
Kingsoft Corp. Ltd.	71,000	$281,235
Sungy Mobile Ltd. (a)	5,658	118,309

		399,544

		1,196,246

TOTAL COMMON STOCK (Cost $20,968,027)		22,389,360

TOTAL EQUITIES (Cost $20,968,027)		22,389,360

TOTAL LONG-TERM INVESTMENTS (Cost $20,968,027)		22,389,360

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (b)	$263,979	263,979

TOTAL SHORT-TERM INVESTMENTS (Cost $263,979)		263,979

TOTAL INVESTMENTS — 100.4% (Cost $21,232,006) (c)		22,653,339

Other Assets/(Liabilities) — (0.4)%		(89,193)

NET ASSETS — 100.0%		$22,564,146

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $263,980. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $270,085.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.7%

COMMON STOCK — 98.7%
Basic Materials — 2.1%
Chemicals — 1.5%
E.I. du Pont de Nemours & Co.	87,722	$5,886,146
LyondellBasell Industries NV Class A	30,635	2,724,677
Potash Corp. of Saskatchewan, Inc.	89,610	3,245,674

		11,856,497

Mining — 0.6%
Vulcan Materials Co.	77,682	5,161,969

		17,018,466

Communications — 9.0%
Advertising — 0.6%
Omnicom Group, Inc.	69,824	5,069,222

Internet — 1.1%
AOL, Inc. (a)	89,727	3,927,351
Liberty Interactive Corp. Class A (a)	181,003	5,225,557

		9,152,908

Media — 3.3%
Comcast Corp. Class A	186,094	9,308,422
DIRECTV (a)	49,871	3,811,142
Liberty Global PLC Series A (a)	83,259	3,463,574
Viacom, Inc. Class B	63,574	5,403,154
The Walt Disney Co.	66,910	5,357,484

		27,343,776

Telecommunications — 4.0%
Cisco Systems, Inc.	298,807	6,696,265
Knowles Corp. (a)	96,641	3,050,956
Motorola Solutions, Inc.	82,693	5,316,333
QUALCOMM, Inc.	40,350	3,182,001
Telefonica SA Sponsored ADR (Spain)	86,890	1,371,993
Verizon Communications, Inc.	205,470	9,774,208
Vodafone Group PLC Sponsored ADR (United Kingdom),	109,502	4,030,759

		33,422,515

		74,988,421

Consumer, Cyclical — 8.5%
Airlines — 1.0%
Delta Air Lines, Inc.	228,160	7,905,744

Auto Manufacturers — 1.1%
Daimler AG	39,220	3,723,939
General Motors Co.	149,690	5,152,330

		8,876,269

Automotive & Parts — 0.7%
Johnson Controls, Inc.	124,230	5,878,564

	Number of Shares	Value
Entertainment — 0.2%
Cinemark Holdings, Inc.	67,960	$1,971,520

Household Products — 0.4%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom) (b)	198,450	3,270,456

Housewares — 0.3%
Newell Rubbermaid, Inc.	78,480	2,346,552

Leisure Time — 0.5%
Royal Caribbean Cruises Ltd.	80,840	4,410,630

Lodging — 0.5%
MGM Resorts International (a)	151,580	3,919,859

Retail — 3.8%
AutoNation, Inc. (a)	58,424	3,109,910
Costco Wholesale Corp.	27,290	3,047,747
CVS Caremark Corp.	76,135	5,699,466
Family Dollar Stores, Inc.	91,237	5,292,658
The Gap, Inc.	54,430	2,180,466
Lowe’s Cos., Inc.	154,008	7,530,991
Walgreen Co.	73,580	4,858,487

		31,719,725

		70,299,319

Consumer, Non-cyclical — 18.7%
Agriculture — 1.2%
Lorillard, Inc.	86,740	4,690,899
Philip Morris International, Inc.	62,816	5,142,746

		9,833,645

Beverages — 1.1%
PepsiCo, Inc.	111,041	9,271,924

Biotechnology — 0.7%
Amgen, Inc.	47,370	5,842,616

Commercial Services — 0.4%
Apollo Education Group, Inc. (a)	83,170	2,847,741

Foods — 1.4%
ConAgra Foods, Inc.	95,500	2,963,365
Kraft Foods Group, Inc.	70,600	3,960,660
Mondelez International, Inc. Class A	143,270	4,949,978

		11,874,003

Health Care – Products — 1.3%
Baxter International, Inc.	71,080	5,230,066
Covidien PLC	79,050	5,822,823

		11,052,889

Health Care – Services — 2.9%
HCA Holdings, Inc. (a)	120,967	6,350,768
Thermo Fisher Scientific, Inc.	43,770	5,262,905
UnitedHealth Group, Inc.	150,050	12,302,599

		23,916,272

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 9.7%
Astellas Pharma, Inc. Sponsored ADR (Japan)	119,260	$1,775,543
Bristol-Myers Squibb Co.	90,720	4,712,904
Cardinal Health, Inc.	118,180	8,270,236
Eli Lilly & Co.	110,881	6,526,456
Forest Laboratories, Inc. (a)	58,791	5,424,646
Merck & Co., Inc.	299,808	17,020,100
Pfizer, Inc.	267,201	8,582,496
Roche Holding AG Sponsored ADR (Switzerland)	195,670	7,380,672
Sanofi ADR (France)	276,038	14,431,267
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	113,736	6,009,810

		80,134,130

		154,773,220

Energy — 11.6%
Coal — 0.4%
CONSOL Energy, Inc.	75,248	3,006,158

Oil & Gas — 8.4%
Anadarko Petroleum Corp.	70,690	5,991,684
BP PLC Sponsored ADR (United Kingdom)	118,370	5,693,597
Chevron Corp.	71,833	8,541,662
Exxon Mobil Corp.	60,555	5,915,012
Hess Corp.	61,867	5,127,537
Marathon Oil Corp.	180,482	6,410,721
Noble Energy, Inc.	68,948	4,898,066
Occidental Petroleum Corp.	71,080	6,773,213
Phillips 66	52,620	4,054,897
Suncor Energy, Inc.	350,690	12,260,123
Valero Energy Corp.	73,173	3,885,486

		69,551,998

Oil & Gas Services — 2.2%
National Oilwell Varco, Inc.	125,542	9,775,956
Schlumberger Ltd.	89,060	8,683,350

		18,459,306

Pipelines — 0.6%
Enbridge, Inc.	117,900	5,365,629

		96,383,091

Financial — 23.7%
Banks — 6.6%
Bank of America Corp.	384,732	6,617,390
Capital One Financial Corp.	98,660	7,612,606
Fifth Third Bancorp	176,724	4,055,816
KeyCorp	196,960	2,804,710
PNC Financial Services Group, Inc.	76,867	6,687,429
State Street Corp.	103,996	7,232,922
U.S. Bancorp	225,785	9,677,145

	Number of Shares	Value
Wells Fargo & Co.	203,840	$10,139,002

		54,827,020

Diversified Financial — 9.7%
Ameriprise Financial, Inc.	56,669	6,237,557
The Charles Schwab Corp.	165,430	4,521,202
CIT Group, Inc.	76,550	3,752,481
Citigroup, Inc.	347,005	16,517,438
CME Group, Inc.	39,190	2,900,452
Discover Financial Services	104,776	6,096,915
The Goldman Sachs Group, Inc.	66,460	10,889,471
Invesco Ltd.	60,270	2,229,990
JP Morgan Chase & Co.	185,857	11,283,379
Legg Mason, Inc.	101,786	4,991,585
Morgan Stanley	277,070	8,636,272
SLM Corp.	108,560	2,657,549

		80,714,291

Insurance — 6.2%
Aflac, Inc.	66,130	4,168,835
The Allstate Corp.	87,940	4,975,645
American International Group, Inc.	254,775	12,741,298
Aon PLC	43,400	3,657,752
MetLife, Inc.	241,255	12,738,264
Sun Life Financial, Inc.	49,610	1,717,994
The Travelers Cos., Inc.	66,111	5,626,046
Unum Group	157,125	5,548,084

		51,173,918

Real Estate Investment Trusts (REITS) — 1.2%
Public Storage	27,040	4,555,970
Weyerhaeuser Co.	172,253	5,055,625

		9,611,595

		196,326,824

Industrial — 13.3%
Aerospace & Defense — 1.8%
Northrop Grumman Corp.	48,509	5,985,040
United Technologies Corp.	75,390	8,808,568

		14,793,608

Building Materials — 0.3%
Louisiana-Pacific Corp. (a)	176,530	2,978,061

Electronics — 0.6%
TE Connectivity Ltd.	78,580	4,731,302

Engineering & Construction — 0.5%
ABB Ltd. Sponsored ADR (Switzerland) (b)	66,530	1,715,809
Chicago Bridge & Iron Co. NV	27,610	2,406,211

		4,122,020

Environmental Controls — 0.4%
Waste Management, Inc.	77,590	3,264,211

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	24,980	$2,482,262
Terex Corp.	95,890	4,247,927

		6,730,189

Machinery – Diversified — 0.4%
Deere & Co.	39,556	3,591,685

Manufacturing — 6.4%
Eaton Corp. PLC	188,752	14,179,050
General Electric Co.	694,627	17,983,893
Honeywell International, Inc.	51,542	4,781,036
Illinois Tool Works, Inc.	77,319	6,288,354
Parker Hannifin Corp.	41,563	4,975,507
Pentair Ltd.	31,920	2,532,533
Siemens AG Sponsored ADR (Germany) (b)	18,520	2,502,978

		53,243,351

Metal Fabricate & Hardware — 0.2%
The Timken Co.	29,800	1,751,644

Packaging & Containers — 0.7%
Sealed Air Corp.	170,764	5,613,013

Transportation — 1.2%
CSX Corp.	126,630	3,668,471
Norfolk Southern Corp.	61,870	6,011,908

		9,680,379

		110,499,463

Technology — 9.0%
Computers — 4.0%
Apple, Inc.	25,156	13,502,232
EMC Corp.	424,953	11,647,962
NCR Corp. (a)	43,440	1,587,732
SanDisk Corp.	54,000	4,384,260
Synopsys, Inc. (a)	59,230	2,275,024

		33,397,210

Semiconductors — 2.1%
Avago Technologies Ltd.	20,660	1,330,711
Broadcom Corp. Class A	66,710	2,100,031
Intel Corp.	190,340	4,912,675
Maxim Integrated Products, Inc.	55,440	1,836,173
Microchip Technology, Inc. (b)	31,410	1,500,141
Texas Instruments, Inc.	116,581	5,496,794

		17,176,525

Software — 2.9%
CA, Inc.	95,720	2,964,448
Citrix Systems, Inc. (a)	28,950	1,662,599
Microsoft Corp.	293,109	12,014,538
Oracle Corp.	185,050	7,570,395

		24,211,980

		74,785,715

	Number of Shares	Value
Utilities — 2.8%
Electric — 2.8%
Calpine Corp. (a)	188,871	$3,949,293
Edison International	141,410	8,005,220
Entergy Corp.	41,620	2,782,297
NextEra Energy, Inc.	55,766	5,332,345
Northeast Utilities	60,393	2,747,881

		22,817,036

TOTAL COMMON STOCK (Cost $623,524,771)		817,891,555

TOTAL EQUITIES (Cost $623,524,771)		817,891,555

MUTUAL FUNDS — 0.7%
Diversified Financial — 0.7%
State Street Navigator Securities Lending Prime Portfolio (c)	5,803,542	5,803,542

TOTAL MUTUAL FUNDS (Cost $5,803,542)		5,803,542

TOTAL LONG-TERM INVESTMENTS (Cost $629,328,313)		823,695,097

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$12,528,792	12,528,792

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	15,933	15,933

TOTAL SHORT-TERM INVESTMENTS (Cost $12,544,725)		12,544,725

TOTAL INVESTMENTS — 100.9% (Cost $641,873,038) (e)		836,239,822

Other Assets/(Liabilities) — (0.9)%		(7,694,715)

NET ASSETS — 100.0%		$828,545,107

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $5,662,194 or 0.68% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $12,528,796. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 9/15/40 – 11/25/40, and an aggregate market value, including accrued interest, of $12,783,625.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.3%

BANK LOANS — 3.5%
Chemicals — 0.3%
Triple Point Technology, Inc., 2nd Lien Term Loan 9.250% 7/09/21	$388,835	$354,812

Electronics — 1.0%
Kronos, Inc., 2nd Lien Term Loan 9.750% 4/30/20	617,329	638,936
Wall Street Systems, Inc., New 2nd Lien Term Loan 9.250% 10/26/20	937,232	944,261

		1,583,197

Health Care Technology — 0.9%
The TriZetto Group, Inc., Term Loan B 4.750% 5/02/18	1,141,596	1,135,887
The TriZetto Group, Inc., 2nd Lien Term Loan D 8.500% 3/28/19	320,648	322,252

		1,458,139

Machinery – Diversified — 0.4%
Intelligrated, Inc., 2nd Lien Term Loan 10.500% 1/30/20	640,545	654,958

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings, LLC, 2nd Lien Term Loan 9.250% 3/04/22	1,468,985	1,461,640

TOTAL BANK LOANS (Cost $5,336,860)		5,512,746

CORPORATE DEBT — 91.8%
Aerospace & Defense — 2.0%
AAR Corp. 7.250% 1/15/22	1,660,000	1,796,950
Ducommun, Inc. 9.750% 7/15/18	1,170,000	1,310,400
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (a) (b) 9.750% 4/01/17	750,000	-

		3,107,350

Agriculture — 1.5%
Pinnacle Operating Corp. (c) 9.000% 11/15/20	2,204,000	2,380,320

Airlines — 1.3%
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. (c) 6.875% 2/15/19	2,010,000	2,080,350

	Principal Amount	Value
Apparel — 1.6%
Perry Ellis International, Inc. 7.875% 4/01/19	$2,500,000	$2,618,750

Auto Manufacturers — 2.5%
Allied Specialty Vehicles, Inc. (c) 8.500% 11/01/19	2,808,000	2,990,520
Chrysler Group LLC/CG Co-Issuer, Inc. (c) 8.000% 6/15/19	455,000	498,225
Chrysler Group LLC/CG Co-Issuer, Inc. (c) 8.250% 6/15/21	455,000	514,719

		4,003,464

Automotive & Parts — 3.4%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,583,625
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	320,625
Cooper-Standard Holding, Inc. (c) 7.375% 4/01/18	1,285,000	1,315,532
International Automotive Components Group SA (c) 9.125% 6/01/18	1,167,000	1,231,185
Meritor, Inc., Convertible 7.875% 3/01/26	469,000	715,811
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	145,000	155,694

		5,322,472

Banks — 1.3%
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,515,975
Sophia Holding Finance LP/Sophia Holding Finance, Inc. (c) 9.625% 12/01/18	460,000	481,850

		1,997,825

Building Materials — 1.9%
Headwaters, Inc. (c) 7.250% 1/15/19	1,500,000	1,563,750
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	1,260,000	1,408,050

		2,971,800

Chemicals — 3.2%
Cornerstone Chemical Co. (c) 9.375% 3/15/18	1,560,000	1,653,600
INEOS Group Holdings SA (c) 5.875% 2/15/19	515,000	525,944
Omnova Solutions, Inc. 7.875% 11/01/18	1,215,000	1,297,012

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tronox Finance LLC 6.375% 8/15/20	$1,492,000	$1,533,030

		5,009,586

Coal — 2.2%
Murray Energy Corp. (c) 8.625% 6/15/21	1,394,000	1,467,185
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	810,000	864,675
Westmoreland Escrow Corp. (c) 10.750% 2/01/18	1,020,000	1,114,350

		3,446,210

Commercial Services — 4.9%
The ADT Corp. (c) 6.250% 10/15/21	1,500,000	1,541,250
Mustang Merger Corp. (c) 8.500% 8/15/21	4,355,000	4,768,725
StoneMor Partners LP/Cornerstone Family Services of WV (c) 7.875% 6/01/21	1,385,000	1,423,087

		7,733,062

Diversified Financial — 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (c) 5.875% 2/01/22	1,500,000	1,522,500
Nuveen Investments, Inc. 5.500% 9/15/15	810,000	822,150

		2,344,650

Electrical Components & Equipment — 0.6%
International Wire Group Holdings, Inc. (c) 8.500% 10/15/17	930,000	1,013,700

Electronics — 0.5%
Rexel SA (c) 5.250% 6/15/20	850,000	869,125

Engineering & Construction — 0.9%
Weekley Homes LLC/Weekley Finance Corp. 6.000% 2/01/23	775,000	771,125
Zachry Holdings, Inc. (c) 7.500% 2/01/20	642,000	694,965

		1,466,090

Entertainment — 0.4%
PNK Finance Corp. (c) 6.375% 8/01/21	570,000	592,800

Foods — 1.8%
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	1,200,000	1,221,000

	Principal Amount	Value
JBS Investments GmbH (c) 7.750% 10/28/20	$1,600,000	$1,686,000

		2,907,000

Forest Products & Paper — 3.4%
Appvion, Inc. (c) 9.000% 6/01/20	1,975,000	2,014,500
Unifrax I LLC/Unifrax Holding Co. (c) 7.500% 2/15/19	880,000	932,800
Xerium Technologies, Inc. 8.875% 6/15/18	2,308,000	2,463,790

		5,411,090

Gas — 0.4%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	646,000	689,605

Hand & Machine Tools — 0.5%
Victor Technologies Group, Inc. 9.000% 12/15/17	795,000	852,638

Health Care – Products — 1.2%
Alere, Inc. 6.500% 6/15/20	1,485,000	1,559,250
Teleflex, Inc. 6.875% 6/01/19	280,000	298,550

		1,857,800

Health Care – Services — 0.7%
Tenet Healthcare Corp. 8.125% 4/01/22	1,040,000	1,162,200

Home Builders — 4.2%
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	1,255,000	1,336,575
K Hovnanian Enterprises, Inc. (c) 9.125% 11/15/20	570,000	639,825
William Lyon Homes, Inc. (c) 5.750% 4/15/19	460,000	465,750
William Lyon Homes, Inc. 8.500% 11/15/20	2,870,000	3,192,875
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. (c) 6.750% 12/15/21	1,015,000	1,032,763

		6,667,788

Leisure Time — 3.4%
Brunswick Corp. (c) 4.625% 5/15/21	495,000	483,862
Brunswick Corp. 7.375% 9/01/23	285,000	308,513
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,357,250
Carlson Wagonlit BV (c) 6.875% 6/15/19	2,170,000	2,316,475

		5,466,100

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Diversified — 0.9%
Welltec A/S (c) 8.000% 2/01/19	$1,412,000	$1,503,780

Manufacturing — 2.5%
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	675,000	727,313
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	2,990,000	3,199,300

		3,926,613

Media — 6.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	1,938,000	1,923,465
Cogeco Cable, Inc. (c) 4.875% 5/01/20	710,000	706,450
Entercom Radio LLC 10.500% 12/01/19	1,000,000	1,150,000
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	795,000	898,350
Nexstar Broadcasting, Inc. 6.875% 11/15/20	1,750,000	1,881,250
RCN Telecom Services LLC/RCN Capital Corp. (c) 8.500% 8/15/20	2,031,000	2,147,782
Townsquare Radio LLC/Townsquare Radio, Inc. (c) 9.000% 4/01/19	710,000	781,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (c) 5.500% 1/15/23	925,000	943,500

		10,431,797

Metal Fabricate & Hardware — 0.3%
Mueller Water Products, Inc. 7.375% 6/01/17	500,000	511,250

Mining — 0.9%
Hecla Mining Co. 6.875% 5/01/21	1,460,000	1,416,200

Oil & Gas — 14.4%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	1,530,000	1,644,750
Calumet Specialty Products Partners LP/Calumet Finance Corp. (c) 6.500% 4/15/21	2,346,000	2,363,595
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	1,737,000	1,828,193
Halcon Resources Corp. 8.875% 5/15/21	590,000	612,125

	Principal Amount	Value
Halcon Resources Corp. 9.750% 7/15/20	$1,200,000	$1,293,000
Halcon Resources Corp. (c) 9.750% 7/15/20	700,000	752,500
Jones Energy Holdings LLC/Jones Energy Finance Corp. (c) 6.750% 4/01/22	440,000	448,250
Linn Energy LLC/Linn Energy Finance Corp. 7.750% 2/01/21	300,000	322,500
Magnum Hunter Resources Corp. 9.750% 5/15/20	2,135,000	2,364,512
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 9.250% 6/01/21	840,000	877,800
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.750% 10/01/20	925,000	1,022,125
Millennium Offshore Services Superholdings LLC (c) 9.500% 2/15/18	1,281,000	1,357,860
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,270,000	1,358,900
RKI Exploration & Production LLC/RKI Finance Corp. (c) 8.500% 8/01/21	1,255,000	1,355,400
Sabine Oil & Gas LLC / Sabine Oil & Gas Finance Corp. 9.750% 2/15/17	1,720,000	1,780,200
Shelf Drilling Holdings Ltd. (c) 8.625% 11/01/18	1,450,000	1,569,625
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (c) 7.500% 7/01/21	640,000	684,800
Venoco, Inc. 8.875% 2/15/19	1,235,000	1,247,350

		22,883,485

Packaging & Containers — 1.0%
Sealed Air Corp. (c) 6.875% 7/15/33	1,580,000	1,587,900

Pharmaceuticals — 1.6%
BioScrip, Inc. (c) 8.875% 2/15/21	2,049,000	2,136,083
Capsugel SA (c) 7.000% 5/15/19	410,000	422,300

		2,558,383

Retail — 1.5%
Landry’s, Inc. (c) 9.375% 5/01/20	930,000	1,024,162
The Pantry, Inc. 8.375% 8/01/20	640,000	691,200

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petco Holdings, Inc. (c) 8.500% 10/15/17	$605,000	$616,356

		2,331,718

Semiconductors — 0.2%
Entegris, Inc. (c) (d) 6.000% 4/01/22	290,000	296,525

Software — 2.5%
Audatex North America, Inc. (c) 6.000% 6/15/21	915,000	976,762
Audatex North America, Inc. (c) 6.125% 11/01/23	525,000	558,469
First Data Corp. 11.750% 8/15/21	2,265,000	2,378,250

		3,913,481

Storage & Warehousing — 2.0%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (c) 6.500% 4/01/19	3,200,000	3,152,000

Telecommunications — 5.2%
Altice Financing SA (c) 6.500% 1/15/22	875,000	923,125
Altice Finco SA (c) 8.125% 1/15/24	815,000	878,163
DigitalGlobe, Inc. 5.250% 2/01/21	600,000	592,500
Frontier Communications Corp. 7.625% 4/15/24	1,100,000	1,149,500
Lynx II Corp. (c) 6.375% 4/15/23	745,000	789,700
NeuStar, Inc. 4.500% 1/15/23	1,401,000	1,215,367
Sprint Corp. (c) 7.125% 6/15/24	330,000	346,500
Sprint Corp. (c) 7.250% 9/15/21	745,000	812,050
Sprint Corp. (c) 7.875% 9/15/23	1,460,000	1,606,000

		8,312,905

Transportation — 6.9%
CHC Helicopter SA 9.250% 10/15/20	850,500	923,856
CHC Helicopter SA 9.375% 6/01/21	1,100,000	1,166,000
Era Group, Inc. 7.750% 12/15/22	2,000,000	2,110,000
The Kenan Advantage Group, Inc. (c) 8.375% 12/15/18	3,190,000	3,349,500
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	815,000	890,387

	Principal Amount	Value
Topaz Marine SA (c) 8.625% 11/01/18	$1,709,000	$1,794,450
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	721,000	731,815

		10,966,008

TOTAL CORPORATE DEBT (Cost $139,772,732)		145,763,820

TOTAL BONDS & NOTES (Cost $145,109,592)		151,276,566

TOTAL LONG-TERM INVESTMENTS (Cost $145,109,592)		151,276,566

SHORT-TERM INVESTMENTS — 2.6%
Time Deposits — 2.6%
Euro Time Deposit 0.010% 4/01/14	4,111,828	4,111,828

TOTAL SHORT-TERM INVESTMENTS (Cost $4,111,828)		4,111,828

TOTAL INVESTMENTS — 97.9% (Cost $149,221,420) (e)		155,388,394

Other Assets/(Liabilities) — 2.1%		3,333,019

NET ASSETS — 100.0%		$158,721,413

Notes to Portfolio of Investments

(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $85,555,927 or 53.90% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 142.2%

CORPORATE DEBT — 3.0%
Auto Manufacturers — 0.4%
Nissan Motor Acceptance Corp. FRN (a) 0.786% 3/03/17	$1,400,000	$1,402,438

Banks — 0.7%
Deutsche Bank AG FRN 0.847% 2/13/17	2,250,000	2,257,630
First Horizon National Corp. 5.375% 12/15/15	390,000	414,923

		2,672,553

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	800,000	827,098

Diversified Financial — 0.2%
Ford Motor Credit Co. LLC 12.000% 5/15/15	800,000	897,939

Insurance — 0.6%
Pacific Life Global Funding VRN (a) 3.682% 2/06/16	2,000,000	2,060,000

Oil & Gas — 0.6%
Petrobras Global Finance BV FRN 2.593% 3/17/17	1,230,000	1,230,000
Transocean, Inc. 4.950% 11/15/15	825,000	875,884

		2,105,884

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp. 9.625% 3/15/16	950,000	1,100,376

TOTAL CORPORATE DEBT (Cost $6,290,189)		11,066,288

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority FRN 1.138% 4/26/27	432,595	435,299

TOTAL MUNICIPAL OBLIGATIONS (Cost $432,595)		435,299

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.1%
Automobile ABS — 9.7%
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	762,896	764,478

	Principal Amount	Value
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	$727,800	$730,973
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	228,010	229,028
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	490,427	492,178
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	485,000	484,987
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	571,784	572,131
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.340% 4/08/16	504,656	509,771
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	299,130	299,050
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.705% 3/15/20	238,580	238,994
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	243,526	244,035
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	730,000	729,311
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	1,263,602	1,267,728
Capital Auto Receivables Asset Trust, Series 2014-1, Class A1B FRN 0.507% 5/20/16	1,435,000	1,435,645
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	458,727	458,662
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	570,000	569,932
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	184,720	185,352
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	727,764	730,914
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.606% 5/07/24	774,846	775,912
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.906% 11/07/23	572,898	575,001

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	$480,000	$479,958
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	456,947	458,151
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	1,091,442	1,094,646
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	818,241	821,947
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	520,861	524,790
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	995,174	997,794
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	366,345	371,972
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	504,094	515,423
CPS Auto Trust, Series 2010-PG5, Class A (a) 9.250% 1/15/18	726,529	732,302
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	1,060,000	1,065,336
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	413,799	415,393
DT Auto Owner Trust, Series 2014-1A, Class A (a) 0.660% 7/17/17	824,417	823,749
DT Auto Owner Trust, Series 2013-1A, Class A (a) 0.750% 5/16/16	218,773	218,813
DT Auto Owner Trust, Series 2013-2A, Class A (a) 0.810% 9/15/16	917,542	917,826
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	391,508	391,906
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	780,000	779,993
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	96,131	96,314

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	$273,823	$274,396
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	452,920	454,124
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	696,052	697,394
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	585,594	587,569
Exeter Automobile Receivables Trust, Series 2012-1A, Class A (a) 2.020% 8/15/16	515,804	516,725
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	1,270,819	1,268,833
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	784,989	785,145
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	243,022	243,590
Hertz Fleet Lease Funding LP, Series 2013-3, Class A FRN (a) 0.704% 12/10/27	2,170,000	2,176,925
Navistar Financial Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	1,275,000	1,276,594
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	450,000	449,941
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	44,606	44,616
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	300,000	303,240
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B FRN 0.525% 6/15/17	480,000	480,000
Santander Drive Auto Receivables Trust, Series 2013-5, Class A2B FRN 0.535% 4/17/17	1,300,000	1,300,681
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	877,782	879,024
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	400,887	400,900

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	$11,003	$11,006
United Auto Credit Securitization Trust, Series 2013-1, Class A2 (a) 0.950% 9/15/15	440,308	440,397
Westlake Automobile Receivables Trust, Series 2012-1A, Class A2 (a) 1.030% 3/15/16	322,285	322,310
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	880,000	880,515
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	271,792	272,495

		36,066,815

Commercial MBS — 1.3%
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.955% 3/15/29	665,000	665,000
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	564,031	565,794
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	2,671,842	2,645,124
VFC LLC (Acquired 9/19/13, Cost $1,320,000), Series 2013-1, Class A (a) (b) 3.130% 3/20/26	726,148	734,113
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	339,183	339,403

		4,949,434

Home Equity ABS — 1.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.424% 8/25/35	215,136	212,626
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.514% 7/25/35	18,892	18,864
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.894% 11/25/34	115,233	114,712
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.829% 2/25/35	191,561	187,728
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.738% 8/28/44	9,091	9,080

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A3 FRN 0.524% 1/25/36	$519,376	$511,995
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	83,564	83,024
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.444% 7/25/36	583,714	578,928
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.574% 5/25/36	581,964	567,349
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.584% 5/25/35	415,121	410,284
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.814% 10/25/35	218,223	211,697
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.934% 12/25/32	290,050	282,888
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.979% 6/25/35	712,808	692,194
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.829% 3/25/35	320,091	316,293
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.888% 6/28/35	960,102	956,114
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.604% 8/25/35	343,694	337,660
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.624% 5/25/35	78,142	77,531
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.534% 8/25/35	362,461	356,344
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.344% 3/25/36	63,915	63,686

		5,988,997

Other ABS — 11.9%
321 Henderson Receivables LLC, Series 2006-3A, Class A1 FRN (a) 0.355% 9/15/41	538,513	516,788
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.355% 12/15/41	1,009,824	969,787

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.905% 12/15/42	$1,787,951	$1,819,473
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	945,000	944,898
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	435,000	434,916
CCG Receivables Truste, Series 2013-1, Class A2, ABS, 144A (a) 1.050% 8/14/20	627,311	627,122
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.337% 8/18/21	3,347,282	3,318,328
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	1,100,222	1,093,869
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	401,690	401,690
Drug Royalty II LP 1, Series 2012-1, Class A1 FRN (a) 4.239% 1/15/25	992,452	1,028,270
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (a) 1.000% 4/25/19	1,263,785	1,255,922
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	345,430	343,970
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	950,000	938,080
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	564,813	566,402
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.405% 6/02/17	475,000	482,290
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1 (a) 1.244% 1/17/45	1,735,000	1,735,644
HLSS Servicer Advance Receivables Trust, Series 2013-T6, Class AT6 (a) 1.287% 9/15/44	1,095,000	1,096,642
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	1,900,000	1,898,670
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	450,178	450,624
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	1,392,503	1,425,849

	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.099% 4/25/35	$1,114,185	$1,083,989
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	508,097	508,097
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	1,139,370	1,139,647
New Residential Advance Receivables Trust, Series 2014-T1, Class A1 (a) (c) 1.274% 3/15/45	825,000	825,000
New York City Tax Lien, Series 2013-A, Class A (a) 1.190% 11/10/26	329,324	329,467
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	685,136	685,244
Oak Hill Credit Partners IV Ltd., Series 2005-4A, Class A1B FRN (a) 0.486% 5/17/21	953,663	953,053
Oxford Finance Funding Trust, Series 2012-1A, Class A (a) 3.900% 3/15/17	1,098,089	1,108,383
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.705% 2/15/18	2,545,000	2,543,461
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.755% 2/15/19	1,900,000	1,899,998
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.855% 10/17/16	2,850,000	2,856,163
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	226,953	230,818
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	520,608	530,018
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	400,000	402,408
TAL Advantage LLC, Series 2006-1A FRN (a) 0.347% 4/20/21	1,062,500	1,050,196
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.410% 5/15/20	2,969,167	2,952,803
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.854% 12/10/18	1,300,000	1,304,056
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.555% 10/15/15	1,006,000	1,016,865

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.655% 7/15/41	$715,369	$732,806
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	722,820	726,345

		44,228,051

Student Loans ABS — 11.3%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.954% 12/26/44	5,472,308	5,472,374
Access Group, Inc., Series 2007-1, Class A2 FRN 0.269% 4/25/17	2,499,588	2,490,780
Access Group, Inc., Series 2005-1, Class A2 FRN 0.344% 3/23/20	225,652	225,400
Access Group, Inc., Series 2006-1, Class A2 FRN 0.345% 8/25/23	1,099,759	1,091,273
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	118,784	117,833
Access Group, Inc., Series 2005-2, Class A3 FRN 0.416% 11/22/24	342,260	339,382
Access Group, Inc., Series 2005-A, Class A2 FRN 0.459% 4/27/26	1,070,020	1,065,506
Access Group, Inc., Series 2005-B, Class A2 FRN 0.469% 7/25/22	474,262	470,022
Access Group, Inc., Series 2004-A, Class A2 FRN 0.499% 4/25/29	482,147	477,205
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	377,465	334,337
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.343% 9/25/23	111,720	111,644
Brazos Higher Education Authority, Series 2004-I, Class A2 FRN 0.405% 6/27/22	670,384	669,425
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	1,175,000	995,812
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.323% 12/28/21	152,026	151,920

	Principal Amount	Value
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.443% 9/28/26	$992,195	$987,926
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.393% 12/15/22	661,338	659,104
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	1,300,000	1,290,250
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.655% 6/15/43	400,000	392,440
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	250,000	204,945
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN (a) 0.604% 6/25/22	612,402	612,608
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.305% 5/25/23	289,920	287,427
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.335% 8/25/25	976,197	973,629
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	440,516	437,166
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 0.014% 1/01/44	300,000	274,048
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.125% 1/01/44	425,000	391,938
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.539% 10/28/41	2,843,880	2,827,059
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.757% 9/20/22	48,624	48,642
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.344% 2/25/28	143,806	142,748
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.954% 4/25/46	241,998	244,595
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.655% 6/25/41	375,000	342,324
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.335% 10/28/26	299,305	298,006

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2004-2 FRN 0.355% 4/28/16	$236,097	$236,071
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.443% 5/28/26	699,902	697,757
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.319% 1/25/18	172,594	172,478
Pennsylvania Higher Education Assistance Agency FRN 0.839% 4/25/19	426,767	429,374
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.657% 4/25/44	600,000	575,138
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.359% 1/15/19	65,395	65,380
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.409% 7/15/36	1,610,000	1,594,328
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.319% 4/27/20	62,954	62,730
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.413% 3/15/19	289,968	289,991
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.433% 12/17/18	26,795	26,794
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.439% 1/25/16	62,323	62,329
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.453% 12/15/17	113,595	113,593
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.489% 1/25/19	60,728	60,719
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.739% 10/25/17	203,087	203,492
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.755% 7/15/22	1,890,000	1,890,023
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.883% 12/15/38	817,171	728,917
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.905% 10/16/23	418,558	419,237

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.255% 12/15/21	$2,739,693	$2,751,386
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.255% 8/15/23	375,026	377,593
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.289% 7/25/16	62,413	62,805
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.339% 10/25/16	173,712	173,809
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.439% 7/27/26	1,382,384	1,404,639
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.555% 8/15/25	375,269	379,418
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.644% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.644% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1C FRN (a) 1.644% 12/15/16	125,000	124,961
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.645% 12/15/16	125,000	124,961
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.645% 12/15/16	700,000	699,781
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.646% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.650% 9/15/28	750,000	750,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.650% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2003-5,Class A7 FRN 2.655% 6/17/30	550,000	533,879
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.355% 7/28/26	328,239	325,855
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.425% 10/28/28	250,549	250,020
South Carolina Student Loan Corp., Series 2006-1, Class A1 FRN 0.326% 12/02/19	705,581	702,096

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.689% 1/25/21	$44,755	$44,759
US Education Loan Trust IV LLC, Series 2007-1A, Class 1A3 FRN (a) 0.636% 9/01/22	418,993	419,012

		42,230,984

WL Collateral CMO — 0.2%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.854% 3/25/45	729,681	698,087
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	120,726	122,537

		820,624

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	310,641	305,569

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $134,141,169)		134,590,474

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.5%
Pass-Through Securities — 0.5%
Federal Home Loan Mortgage Corp. FRN Pool #1Q0239 2.381% 3/01/37	1,327,293	1,412,945
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	407,502	431,382

		1,844,327

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,785,184)		1,844,327

U.S. TREASURY OBLIGATIONS — 102.5%
U.S. Treasury Bonds & Notes — 102.5%
U.S. Treasury Inflation Index (d) 0.125% 4/15/16	19,284,902	19,806,192
U.S. Treasury Inflation Index (d) (e) (f) 0.125% 4/15/17	20,275,778	20,847,615
U.S. Treasury Inflation Index (d) 0.125% 4/15/18	29,002,211	29,668,363

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	$18,249,314	$17,878,634
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	17,610,567	17,250,096
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	24,268,056	23,481,237
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	9,648,288	9,542,755
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	15,898,024	16,368,748
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	13,655,951	13,702,900
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	8,687,742	7,274,629
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	8,668,795	7,554,040
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	14,385,845	15,271,466
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	12,730,100	13,718,669
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	6,827,683	7,408,036
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	7,776,456	8,404,040
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	6,527,940	6,661,560
U.S. Treasury Inflation Index (d) 1.625% 1/15/18	4,800,649	5,210,956
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	7,256,795	8,040,304
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	7,284,410	8,107,323
U.S. Treasury Inflation Index (d) 2.000% 1/15/16	2,362,712	2,507,244
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	8,248,870	9,392,757
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	6,410,942	7,159,221
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	2,164,240	2,591,340
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	4,272,120	5,133,555
U.S. Treasury Inflation Index (d) 2.375% 1/15/17	9,510,278	10,414,496
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	12,011,041	14,143,937
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	7,092,116	8,419,115
U.S. Treasury Inflation Index (d) 2.500% 7/15/16	8,894,515	9,703,365
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	6,035,110	7,328,886
U.S. Treasury Inflation Index (d) 2.625% 7/15/17	7,058,768	7,903,617

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	$3,333,730	$4,607,842
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	6,391,629	8,689,120
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	6,096,300	8,606,263
U.S. Treasury Note 0.250% 2/29/16	18,700,000	18,650,329

		381,448,650

TOTAL U.S. TREASURY OBLIGATIONS (Cost $380,051,649)		381,448,650

TOTAL BONDS & NOTES (Cost $522,700,786)		529,385,038

TOTAL LONG-TERM INVESTMENTS (Cost $522,700,786)		529,385,038

SHORT-TERM INVESTMENTS — 51.9%
Commercial Paper — 48.9%
AGL Capital Corp. (a) 0.320% 4/07/14	4,500,000	4,499,760
AGL Capital Corp. (a) 0.335% 4/09/14	1,000,000	999,927
Airgas, Inc. (a) 0.340% 4/03/14	5,600,000	5,599,894
Ameren Corp. 0.280% 4/24/14	5,700,000	5,698,980
American Electric Power, Inc. (a) 0.280% 4/10/14	5,700,000	5,699,601
Cameron International Corp. (a) 0.280% 5/19/14	5,500,000	5,497,947
Centrica PLC(a) 0.360% 6/17/14	5,700,000	5,695,611
The Clorox Co. (a) 0.270% 4/23/14	3,600,000	3,599,406
COX Enterprises, Inc. (a) 0.310% 5/29/14	3,750,000	3,748,127
Daimler Finance North America LLC (a) 0.050% 12/01/14	5,500,000	5,481,361
Duke Energy Corp. (a) 0.350% 9/02/14	5,700,000	5,691,466
Enbridge (US), Inc. (a) 0.300% 4/09/14	2,000,000	1,999,867
Enbridge Energy Partners LP (a) 0.330% 4/24/14	3,750,000	3,749,209
ERAC USA Finance LLC (a) 0.340% 6/19/14	5,700,000	5,695,747
Experian Finance PLC (a) 0.420% 8/11/14	5,500,000	5,491,530

	Principal Amount	Value
FMC Corp. (a) 0.280% 4/09/14	$2,100,000	$2,099,869
FMC Corp. (a) 0.280% 4/21/14	3,600,000	3,599,440
FMC Technologies, Inc. (a) 0.310% 6/24/14	5,600,000	5,595,949
Glencore Funding LLC (a) 0.600% 7/07/14	700,000	698,868
Glencore Funding LLC (a) 0.710% 6/12/14	5,000,000	4,992,900
Holcim US Finance Sarl & Cie (a) 0.400% 4/08/14	5,700,000	5,699,557
Intercontinental Exchange, Inc. (a) 0.304% 5/28/14	8,500,000	8,495,962
Noble Corp. (a) 0.340% 5/01/14	5,700,000	5,698,385
Omnicom Capital, Inc. (a) 0.270% 5/12/14	5,700,000	5,698,247
Pall Corp. (a) 0.250% 4/08/14	5,500,000	5,499,733
Pentair Finance (a) 0.290% 4/15/14	5,700,000	5,699,357
Plains All American Pipeline LP (a) 0.230% 4/01/14	5,700,000	5,700,000
Rockwell Collins, Inc. (a) 0.300% 6/05/14	8,000,000	7,995,667
Rockwell Collins, Inc. (a) 0.315% 4/22/14	836,000	835,849
Sempra Energy Holdings (a) 0.611% 12/09/14	2,500,000	2,489,500
Sempra Energy Holdings (a) 0.715% 3/06/15	3,000,000	2,980,225
Tesco Treasury Services PLC (a) 0.390% 8/20/14	5,500,000	5,491,599
Time Warner Cable, Inc. (a) 0.350% 4/17/14	5,700,000	5,699,113
Transcanada American (a) 0.300% 4/14/14	5,700,000	5,699,383
Vodafone Group PLC (a) 0.630% 4/07/14	6,100,000	6,099,360
Volvo Group Treasury NA (a) 0.294% 4/21/14	5,700,000	5,699,082
WellPoint, Inc. (a) 0.010% 10/01/14	5,000,000	4,989,325
Xcel Energy, Inc. (a) 0.010% 7/14/14	5,500,000	5,493,644

		182,099,447

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 3.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (g)	$11,046,491	$11,046,491

TOTAL SHORT-TERM INVESTMENTS (Cost $193,145,938)		193,145,938

TOTAL INVESTMENTS — 194.1% (Cost $715,846,724) (h)		722,530,976

Other Assets/(Liabilities) — (94.1)%		(350,354,235)

NET ASSETS — 100.0%		$372,176,741

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $276,405,426 or 74.27% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $734,113 or 0.20% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $825,000 or 0.22% of net assets.
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $11,046,494. Collateralized by U.S. Government Agency obligations with rates ranging from 2.750% – 3.500%, maturity dates ranging from 11/15/28 – 8/15/29, and an aggregate market value, including accrued interest, of $11,269,236.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	95,000	$2,365,500

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,365,500

TOTAL EQUITIES (Cost $2,375,000)		2,365,500

	Principal Amount
BONDS & NOTES — 98.9%

CORPORATE DEBT — 47.4%
Advertising — 0.5%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,050,000	1,059,880
WPP Finance 8.000% 9/15/14	1,365,000	1,409,581
WPP Finance 2010 4.750% 11/21/21	763,000	819,793
WPP Finance 2010 5.625% 11/15/43	2,800,000	2,949,727

		6,238,981

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	772,787
Exelis, Inc. 4.250% 10/01/16	1,790,000	1,887,967
L-3 Communications Corp. 4.750% 7/15/20	100,000	104,796
United Technologies Corp. 6.125% 7/15/38	350,000	441,575

		3,207,125

Agriculture — 0.2%
Altria Group, Inc. 2.850% 8/09/22	1,000,000	938,402
Altria Group, Inc. 4.250% 8/09/42	515,000	456,340
Altria Group, Inc. 9.700% 11/10/18	112,000	147,013
Altria Group, Inc. 9.950% 11/10/38	170,000	272,762
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,247,094
Philip Morris International, Inc. 6.375% 5/16/38	160,000	197,454

		3,259,065

	Principal Amount	Value
Airlines — 0.1%
United Air Lines, Inc. (b) 10.110% 2/19/2006	$114,069	$57,177
United Airlines Pass-Through Trust, Series 2014-1, Class A (c) 4.000% 10/11/27	810,000	814,050

		871,227

Auto Manufacturers — 0.6%
Daimler Finance NA LLC (a) 2.625% 9/15/16	900,000	932,862
General Motors Co. (a) 3.500% 10/02/18	1,275,000	1,298,906
Hyundai Capital America (a) 1.450% 2/06/17	1,895,000	1,885,091
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,044,437
Volvo Treasury AB (a) 5.950% 4/01/15	2,700,000	2,834,676

		7,995,972

Automotive & Parts — 0.3%
Lear Corp. 8.125% 3/15/20	1,327,000	1,449,748
Lear Corp. (a) 4.750% 1/15/23	440,000	429,000
TRW Automotive, Inc. (a) 7.250% 3/15/17	820,000	935,825
TRW Automotive, Inc. (a) 4.450% 12/01/23	1,105,000	1,110,525

		3,925,098

Banks — 4.1%
Associated Banc-Corp. 5.125% 3/28/16	1,400,000	1,496,229
Bank of America Corp. 3.625% 3/17/16	925,000	970,244
Bank of America Corp. 4.000% 4/01/24	2,285,000	2,282,311
Bank of America Corp. 4.500% 4/01/15	700,000	726,235
Bank of America Corp. 5.650% 5/01/18	1,230,000	1,390,434
Bank of America Corp. 5.750% 12/01/17	780,000	883,071
Bank of America Corp. 5.875% 2/07/42	470,000	543,452
Barclays Bank PLC 5.000% 9/22/16	200,000	219,001
Capital One Financial Corp. 2.125% 7/15/14	550,000	552,527
Capital One Financial Corp. 7.375% 5/23/14	455,000	459,418

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse AG 5.400% 1/14/20	$1,410,000	$1,569,970
Credit Suisse New York 5.500% 5/01/14	400,000	401,635
Deutsche Bank AG 1.400% 2/13/17	1,350,000	1,350,036
Deutsche Bank AG 2.500% 2/13/19	2,130,000	2,136,618
Discover Bank 2.000% 2/21/18	1,385,000	1,378,745
Export-Import Bank of Korea 1.750% 2/27/18	505,000	499,130
Export-Import Bank of Korea 4.000% 1/11/17	650,000	700,393
First Horizon National Corp. 5.375% 12/15/15	9,870,000	10,500,752
FirstMerit Corp. 4.350% 2/04/23	460,000	469,649
HSBC Holdings PLC 5.250% 3/14/44	3,205,000	3,240,755
HSBC Holdings PLC 6.500% 9/15/37	570,000	674,392
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,297,924
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,276,000	1,343,623
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,570,000	2,657,413
JP Morgan Chase & Co. 3.375% 5/01/23	1,105,000	1,046,014
JPMorgan Chase & Co. 6.000% 1/15/18	275,000	315,621
KFW 2.125% 1/17/23	3,340,000	3,144,911
Regions Financial Corp. 7.500% 5/15/18	765,000	902,845
Regions Financial Corp. 7.750% 11/10/14	564,000	587,733
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	680,000	678,174
SVB Financial Group 5.375% 9/15/20	475,000	527,130
The Toronto-Dominion Bank 2.375% 10/19/16	1,010,000	1,047,130
UBS AG 5.750% 4/25/18	1,095,000	1,248,803
Union Bank NA 2.625% 9/26/18	500,000	509,463
Valley National Bancorp 5.125% 9/27/23	1,185,000	1,226,437
Wachovia Bank NA 5.850% 2/01/37	25,000	30,080
Wachovia Bank NA 6.600% 1/15/38	325,000	427,670

	Principal Amount	Value
Wachovia Corp. 5.750% 6/15/17	$910,000	$1,034,080
Wells Fargo & Co. 3.625% 4/15/15	1,110,000	1,145,782
Wells Fargo & Co. 4.480% 1/16/24	1,890,000	1,952,665
Wells Fargo & Co. 4.600% 4/01/21	210,000	231,135
Zions Bancorp. 6.000% 9/15/15	37,000	38,935

		53,838,565

Beverages — 0.2%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	163,283
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	500,000	458,345
Molson Coors Brewing Co. 5.000% 5/01/42	400,000	417,563
Pernod Ricard SA (a) 2.950% 1/15/17	1,400,000	1,450,887

		2,490,078

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	950,000	978,706

Building Materials — 0.6%
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,459,204
Lafarge SA (a) 6.200% 7/09/15	2,700,000	2,855,250
Lafarge SA 6.500% 7/15/16	1,185,000	1,303,500
Masco Corp. 4.800% 6/15/15	1,875,000	1,945,313
Owens Corning, Inc. 9.000% 6/15/19	590,000	730,910

		8,294,177

Chemicals — 1.9%
Ashland, Inc. 4.750% 8/15/22	9,620,000	9,439,625
Ashland, Inc. 6.875% 5/15/43	1,202,000	1,211,015
Cabot Corp. 5.000% 10/01/16	2,215,000	2,412,080
CF Industries, Inc. 3.450% 6/01/23	366,000	352,734
CF Industries, Inc. 5.375% 3/15/44	1,140,000	1,188,528
Cytec Industries, Inc. 3.500% 4/01/23	380,000	359,850
Cytec Industries, Inc. 8.950% 7/01/17	250,000	296,845

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Dow Chemical Co. 8.550% 5/15/19	$250,000	$320,112
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	133,884
Ecolab, Inc. 4.350% 12/08/21	375,000	403,500
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	706,826
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,377,000	2,469,817
Methanex Corp. 5.250% 3/01/22	350,000	378,979
NOVA Chemicals Corp. 8.625% 11/01/19	1,075,000	1,163,687
RPM International, Inc. 3.450% 11/15/22	1,425,000	1,341,016
RPM International, Inc. 6.125% 10/15/19	550,000	621,119
RPM International, Inc. 6.500% 2/15/18	1,390,000	1,580,921
Valspar Corp. 7.250% 6/15/19	315,000	377,291

		24,757,829

Commercial Services — 0.7%
The ADT Corp. 2.250% 7/15/17	1,770,000	1,749,006
Brambles USA, Inc. (a) 3.950% 4/01/15	1,010,000	1,038,594
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	1,160,000	1,160,000
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	59,000	61,655
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	402,125
ERAC USA Finance LLC (a) 3.300% 10/15/22	875,000	839,999
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	148,131
The Western Union Co. 5.930% 10/01/16	4,020,000	4,451,278

		9,850,788

Computers — 0.7%
Apple, Inc. 1.000% 5/03/18	1,960,000	1,899,926
Apple, Inc. 2.400% 5/03/23	1,360,000	1,261,098
Apple, Inc. 3.850% 5/04/43	615,000	545,382
Brocade Communications Systems, Inc. 6.875% 1/15/20	80,000	85,500
Electronic Data Systems LLC 7.450% 10/15/29	300,000	357,962

	Principal Amount	Value
EMC Corp. 3.375% 6/01/23	$1,764,000	$1,739,383
Hewlett-Packard Co. 2.125% 9/13/15	865,000	881,927
Hewlett-Packard Co. 2.200% 12/01/15	1,025,000	1,048,970
Hewlett-Packard Co. 5.500% 3/01/18	750,000	845,809
International Business Machines Corp. 5.600% 11/30/39	600,000	701,219

		9,367,176

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	815,000	816,470
Avon Products, Inc. 6.500% 3/01/19	790,000	881,654
The Procter & Gamble Co. 5.800% 8/15/34	175,000	213,443

		1,911,567

Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	660,000	671,646

Diversified Financial — 5.4%
Affiliated Managers Group, Inc. 4.250% 2/15/24	3,120,000	3,138,764
Air Lease Corp. 3.375% 1/15/19	2,270,000	2,301,213
Air Lease Corp. 3.875% 4/01/21	1,630,000	1,630,000
Aircastle Ltd. 9.750% 8/01/18	2,730,000	2,939,664
American Express Co. 6.150% 8/28/17	295,000	340,029
American Express Co. VRN 6.800% 9/01/66	185,000	202,705
American Express Co. 8.125% 5/20/19	810,000	1,028,455
BlackRock, Inc. 5.000% 12/10/19	580,000	654,375
BlackRock, Inc. 6.250% 9/15/17	295,000	341,412
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,660,171
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,237,695
Citigroup, Inc. 5.500% 10/15/14	271,000	278,142
Citigroup, Inc. 5.875% 5/29/37	490,000	558,930
Citigroup, Inc. 5.875% 1/30/42	475,000	545,215
Citigroup, Inc. 6.125% 11/21/17	745,000	853,036

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 6.375% 8/12/14	$508,000	$518,666
Citigroup, Inc. 8.500% 5/22/19	486,000	619,203
Eaton Vance Corp. 3.625% 6/15/23	567,000	564,808
Eaton Vance Corp. 6.500% 10/02/17	168,000	194,159
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,250,000	1,298,324
Ford Motor Credit Co. LLC 3.875% 1/15/15	1,420,000	1,453,903
Ford Motor Credit Co. LLC 12.000% 5/15/15	2,000,000	2,244,848
General Electric Capital Corp. 1.600% 11/20/17	1,380,000	1,386,856
General Electric Capital Corp. 3.350% 10/17/16	555,000	587,327
General Electric Capital Corp. 5.375% 10/20/16	590,000	655,387
General Electric Capital Corp. 5.500% 1/08/20	115,000	132,331
General Electric Capital Corp. 5.625% 5/01/18	190,000	217,147
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,369,619
General Motors Financial Co., Inc. 2.750% 5/15/16	960,000	972,576
The Goldman Sachs Group, Inc. 1.600% 11/23/15	1,610,000	1,626,707
The Goldman Sachs Group, Inc. 3.300% 5/03/15	900,000	924,315
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	397,966
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,059,951
The Goldman Sachs Group, Inc. 5.625% 1/15/17	975,000	1,076,364
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,077,223
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	388,018
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	171,479
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	346,855
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	395,204
Hyundai Capital America (a) 1.625% 10/02/15	680,000	686,198
Hyundai Capital America (a) 2.875% 8/09/18	800,000	815,211
Hyundai Capital America (a) 4.000% 6/08/17	1,120,000	1,194,063

	Principal Amount	Value
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (a) 3.500% 3/15/17	$1,070,000	$1,080,700
IntercontinentalExchange Group, Inc. 4.000% 10/15/23	1,710,000	1,773,945
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,545,300
International Lease Finance Corp. 5.750% 5/15/16	4,742,000	5,100,637
Janus Capital Group, Inc. 6.700% 6/15/17	2,375,000	2,681,472
JP Morgan Chase & Co. 3.450% 3/01/16	1,965,000	2,057,803
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,024,178
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,839,822
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,274,781
Lazard Group LLC 4.250% 11/14/20	2,490,000	2,579,745
Lazard Group LLC 6.850% 6/15/17	1,368,000	1,555,327
Legg Mason, Inc. 5.625% 1/15/44	1,105,000	1,133,897
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	685,000	696,672
Merrill Lynch & Co., Inc. 7.750% 5/14/38	400,000	527,449
Morgan Stanley 3.800% 4/29/16	600,000	631,955
Morgan Stanley 4.000% 7/24/15	950,000	988,589
Morgan Stanley 4.200% 11/20/14	1,765,000	1,805,032
Morgan Stanley 5.450% 1/09/17	330,000	364,820
Morgan Stanley 5.750% 1/25/21	625,000	715,869
Morgan Stanley, Series F 6.625% 4/01/18	1,000,000	1,165,761
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	208,991
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	302,226

		71,139,485

Electric — 2.0%
The AES Corp. 7.750% 10/15/15	394,000	429,460
Ameren Corp. 8.875% 5/15/14	2,190,000	2,210,980

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CMS Energy Corp. 5.050% 2/15/18	$1,250,000	$1,385,174
CMS Energy Corp. 6.875% 12/15/15	235,000	258,504
Florida Power & Light Co. 4.950% 6/01/35	630,000	690,552
Georgia Power Co. 4.300% 3/15/42	473,000	456,856
IPALCO Enterprises, Inc. 5.000% 5/01/18	2,215,000	2,342,363
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	1,791,000	1,965,623
Kansas Gas & Electric Co. 5.647% 3/29/21	211,918	227,160
LG&E and KU Energy LLC 4.375% 10/01/21	1,100,000	1,157,452
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,100,000	1,291,486
National Fuel Gas Co. 3.750% 3/01/23	710,000	692,913
Nevada Power Co. Series N 6.650% 4/01/36	550,000	714,393
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,070,000	1,014,023
NiSource Finance Corp. 4.800% 2/15/44	1,135,000	1,087,021
NiSource Finance Corp. 5.800% 2/01/42	950,000	1,022,972
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	70,761
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	677,400
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	625,715
PPL Capital Funding, Inc. 1.900% 6/01/18	320,000	314,801
PPL Capital Funding, Inc. 5.000% 3/15/44	1,180,000	1,195,395
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,842,180
Southern California Edison Co. 5.950% 2/01/38	545,000	666,492
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,170,000	1,139,694
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	43,167	43,646
Transelec SA (a) 4.625% 7/26/23	1,075,000	1,059,001
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	184,532	198,815
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	583,949

	Principal Amount	Value
Union Electric Co. 6.700% 2/01/19	$505,000	$604,647
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	813,876
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	421,136

		27,204,440

Electrical Components & Equipment — 0.0%
Anixter, Inc. 5.950% 3/01/15	600,000	622,500

Electronics — 0.5%
Agilent Technologies, Inc. 3.875% 7/15/23	967,000	955,855
Amphenol Corp. 2.550% 1/30/19	1,320,000	1,315,129
Amphenol Corp. 4.000% 2/01/22	475,000	475,156
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	800,326
Avnet, Inc. 4.875% 12/01/22	653,000	681,106
Jabil Circuit, Inc. 7.750% 7/15/16	1,015,000	1,152,025
PerkinElmer, Inc. 5.000% 11/15/21	600,000	636,607
Tech Data Corp. 3.750% 9/21/17	885,000	914,693

		6,930,897

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,135,000	1,148,687

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	550,000	595,451

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	595,000	630,779
Republic Services, Inc. 5.250% 11/15/21	100,000	111,790
Waste Management, Inc. 6.100% 3/15/18	90,000	104,052

		846,621

Foods — 0.7%
ConAgra Foods, Inc. 4.950% 8/15/20	600,000	655,273
ConAgra Foods, Inc. 6.625% 8/15/39	350,000	425,111
ConAgra Foods, Inc. 7.000% 4/15/19	465,000	555,811

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Delhaize America, Inc. 9.000% 4/15/31	$855,000	$1,086,023
Delhaize Group 6.500% 6/15/17	1,235,000	1,399,860
General Mills, Inc. 5.400% 6/15/40	70,000	78,402
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,162,632
Kraft Foods, Inc. 6.500% 2/09/40	260,000	327,030
Tyson Foods, Inc. 4.500% 6/15/22	850,000	886,668
Tyson Foods, Inc. 6.600% 4/01/16	2,300,000	2,540,189
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	475,000	476,374

		9,593,373

Forest Products & Paper — 0.3%
Domtar Corp. 9.500% 8/01/16	160,000	186,234
Domtar Corp. 10.750% 6/01/17	245,000	307,595
International Paper Co. 4.750% 2/15/22	425,000	459,531
International Paper Co. 7.300% 11/15/39	765,000	998,010
International Paper Co. 9.375% 5/15/19	200,000	261,140
The Mead Corp. 7.550% 3/01/47	1,000,000	1,133,377
Plum Creek Timberlands LP 3.250% 3/15/23	1,015,000	952,755

		4,298,642

Gas — 0.0%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	446,506

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	784,032

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	650,000	746,043
Hospira, Inc. 5.200% 8/12/20	900,000	961,544
Johnson & Johnson 5.850% 7/15/38	175,000	216,956

		1,924,543

Health Care – Services — 0.9%
Cigna Corp. 2.750% 11/15/16	800,000	833,527

	Principal Amount	Value
Cigna Corp. 5.125% 6/15/20	$450,000	$498,304
HCA, Inc. 8.500% 4/15/19	5,130,000	5,365,980
Howard Hughes Medical Institute 3.500% 9/01/23	880,000	895,235
Kaiser Foundation Hospitals 3.500% 4/01/22	375,000	369,482
Roche Holdings, Inc. (a) 6.000% 3/01/19	117,000	137,459
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	949,009
UnitedHealth Group, Inc. 2.750% 2/15/23	405,000	381,285
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	316,831
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,526,421
WellPoint, Inc., Convertible 2.750% 10/15/42	650,000	950,219

		12,223,752

Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	725,000	827,810

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	630,000	624,113
Whirlpool Corp. 5.150% 3/01/43	290,000	297,226
Whirlpool Corp. 8.600% 5/01/14	220,000	221,351

		1,142,690

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	410,000	387,737
Church & Dwight Co., Inc. 3.350% 12/15/15	650,000	675,341

		1,063,078

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	670,000	678,128
Newell Rubbermaid, Inc. 2.050% 12/01/17	850,000	852,416
Toro Co. 7.800% 6/15/27	235,000	292,177

		1,822,721

Insurance — 3.5%
Aflac, Inc. 3.625% 6/15/23	1,366,000	1,376,667

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Aflac, Inc. 8.500% 5/15/19	$285,000	$366,299
The Allstate Corp. 5.550% 5/09/35	630,000	730,225
The Allstate Corp. VRN 5.750% 8/15/53	2,065,000	2,168,250
The Allstate Corp. 7.450% 5/16/19	47,000	58,416
American International Group, Inc. 3.000% 3/20/15	1,200,000	1,228,670
American International Group, Inc. 6.250% 5/01/36	2,200,000	2,718,841
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,095,163
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	589,126
The Chubb Corp. VRN 6.375% 3/29/67	1,507,000	1,672,770
CNA Financial Corp. 3.950% 5/15/24	1,120,000	1,125,116
CNA Financial Corp. 7.350% 11/15/19	670,000	820,695
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,347,556
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	225,000	241,800
The Hartford Financial Services Group, Inc. 5.375% 3/15/17	325,000	359,627
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	1,385,000	1,625,644
ING US, Inc. 5.500% 7/15/22	600,000	673,027
ING US, Inc. VRN 5.650% 5/15/53	1,175,000	1,167,950
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	566,000	574,403
Lincoln National Corp. 4.300% 6/15/15	425,000	442,047
Lincoln National Corp. 8.750% 7/01/19	670,000	863,840
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	850,000	929,195
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	600,000	685,855
MetLife Capital Trust IV (a) 7.875% 12/15/37	1,960,000	2,312,800
MetLife, Inc. Series A 6.817% 8/15/18	145,000	173,046
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	370,693

	Principal Amount	Value
The Progressive Corp. VRN 6.700% 6/15/37	$2,039,000	$2,242,900
Prudential Financial, Inc. 3.875% 1/14/15	615,000	630,852
Prudential Financial, Inc. 4.500% 11/15/20	475,000	515,039
Prudential Financial, Inc. 4.750% 9/17/15	1,220,000	1,288,860
Prudential Financial, Inc. VRN 5.200% 3/15/44	1,800,000	1,786,500
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,680,000	1,713,600
Prudential Financial, Inc. 6.200% 11/15/40	350,000	423,414
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,475,000	1,806,875
QBE Capital Funding III Ltd. VRN (a) 7.250% 5/24/41	630,000	674,100
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	640,469
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,554,363
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,324,960
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,522,750
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	686,194
Willis Group Holdings PLC 4.125% 3/15/16	455,000	477,775
Willis North America, Inc. 7.000% 9/29/19	566,000	652,501
WR Berkley Corp. 4.625% 3/15/22	2,600,000	2,730,572

		46,389,445

Internet — 0.4%
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,725,605
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,997,448

		4,723,053

Investment Companies — 0.2%
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,225,000	1,239,080
Xstrata Finance Canada Ltd. (a) 2.850% 11/10/14	1,000,000	1,009,589
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	240,000	264,230

		2,512,899

Iron & Steel — 1.1%
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	269,775

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ArcelorMittal 4.250% 8/05/15	$3,850,000	$3,965,500
ArcelorMittal 5.750% 8/05/20	1,200,000	1,275,000
ArcelorMittal 9.500% 2/15/15	2,010,000	2,145,675
Cliffs Natural Resources, Inc. 3.950% 1/15/18	1,025,000	1,030,270
Commercial Metals Co. 6.500% 7/15/17	765,000	854,888
Gerdau Trade, Inc. (a) 4.750% 4/15/23	1,170,000	1,085,760
Reliance Steel & Aluminum Co. 4.500% 4/15/23	815,000	815,923
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	2,047,620
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,132,807

		14,623,218

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	750,000	744,573

Lodging — 0.8%
Choice Hotels International, Inc. 5.700% 8/28/20	1,100,000	1,168,750
Hyatt Hotels Corp. 3.375% 7/15/23	545,000	515,759
Hyatt Hotels Corp. 5.375% 8/15/21	210,000	228,756
Marriott International, Inc. 3.250% 9/15/22	1,345,000	1,295,302
Marriott International, Inc. 3.375% 10/15/20	1,290,000	1,300,472
Marriott International, Inc. 5.810% 11/10/15	300,000	322,484
Marriott International, Inc. 6.200% 6/15/16	945,000	1,036,846
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	254,472
Wyndham Worldwide Corp. 2.500% 3/01/18	1,160,000	1,165,845
Wyndham Worldwide Corp. 2.950% 3/01/17	350,000	356,880
Wyndham Worldwide Corp. 6.000% 12/01/16	6,000	6,688
Wynn Las Vegas LLC 7.750% 8/15/20	2,400,000	2,670,000

		10,322,254

Machinery – Diversified — 0.4%
CNH Capital LLC 3.250% 2/01/17	1,650,000	1,683,000

	Principal Amount	Value
CNH Capital LLC 3.625% 4/15/18	$655,000	$666,463
CNH Capital LLC 6.250% 11/01/16	1,240,000	1,359,350
Roper Industries, Inc. 3.125% 11/15/22	1,075,000	1,014,918
Xylem, Inc. 3.550% 9/20/16	800,000	843,304
Xylem, Inc. 4.875% 10/01/21	375,000	399,204

		5,966,239

Manufacturing — 1.3%
Carlisle Cos., Inc. 3.750% 11/15/22	875,000	848,943
Cooper US, Inc. 6.100% 7/01/17	535,000	606,102
Eaton Corp. 1.500% 11/02/17	715,000	711,558
General Electric Co. 4.125% 10/09/42	1,430,000	1,374,077
General Electric Co. 5.250% 12/06/17	335,000	379,633
Harsco Corp 2.700% 10/15/15	6,715,000	6,772,078
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	364,337
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	530,000	592,264
Textron, Inc. 4.300% 3/01/24	1,575,000	1,604,319
Textron, Inc. 6.200% 3/15/15	1,050,000	1,102,208
Textron, Inc. 7.250% 10/01/19	730,000	868,507
Tyco Electronics Group SA 6.550% 10/01/17	1,775,000	2,052,567
Tyco Electronics Group SA 7.125% 10/01/37	335,000	408,032

		17,684,625

Media — 0.9%
21st Century Fox America Co. 6.900% 8/15/39	420,000	527,861
21st Century Fox America Co. 8.000% 10/17/16	1,500,000	1,751,823
BSKYB Finance PLC (a) 5.625% 10/15/15	1,415,000	1,512,295
CBS Corp. 7.875% 7/30/30	315,000	412,862
Comcast Corp. 6.400% 5/15/38	190,000	233,581

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 6.950% 8/15/37	$515,000	$668,964
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	1,300,000	1,326,000
Grupo Televisa SAB 6.625% 1/15/40	109,000	124,854
NBCUniversal Media LLC 6.400% 4/30/40	65,000	80,418
Time Warner Cable, Inc. 4.000% 9/01/21	550,000	570,554
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,167,445
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	93,447
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	411,132
Time Warner, Inc. 4.700% 1/15/21	650,000	710,892
Time Warner, Inc. 5.875% 11/15/16	710,000	795,632
Time Warner, Inc. 6.100% 7/15/40	650,000	749,064
Time Warner, Inc. 6.250% 3/29/41	210,000	246,011
Viacom, Inc. 6.250% 4/30/16	265,000	293,613

		11,676,448

Metal Fabricate & Hardware — 0.2%
The Timken Co. 6.000% 9/15/14	2,160,000	2,207,857

Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	585,000	583,321
Freeport-McMoRan Copper & Gold, Inc. 5.450% 3/15/43	880,000	865,367
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,100,000	984,809
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,020,998
Vale Overseas Ltd. 5.625% 9/15/19	200,000	220,902
Vale Overseas Ltd. 6.250% 1/11/16	770,000	835,690
Vale Overseas Ltd. 6.250% 1/23/17	1,070,000	1,195,644
Vale Overseas Ltd. 6.875% 11/10/39	335,000	358,139
Vulcan Materials Co. 6.500% 12/01/16	73,000	81,395

		6,146,265

	Principal Amount	Value
Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 4.625% 3/15/24	$1,675,000	$1,663,168
Pitney Bowes, Inc. 4.750% 1/15/16	820,000	869,994
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	266,701
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	187,071
Xerox Corp. 4.250% 2/15/15	475,000	489,415
Xerox Corp. 5.625% 12/15/19	85,000	96,313

		3,572,662

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	113,226

Oil & Gas — 3.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,000,000	2,289,630
Anadarko Petroleum Corp. 6.450% 9/15/36	545,000	644,622
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	618,812
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	676,738
Chesapeake Energy Corp. 3.250% 3/15/16	4,025,000	4,065,250
Chesapeake Energy Corp. 9.500% 2/15/15	1,640,000	1,748,650
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	240,000	225,000
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	2,310,000	2,350,425
ConocoPhillips 6.500% 2/01/39	475,000	624,199
Devon Energy Corp. 5.600% 7/15/41	700,000	775,272
Devon Energy Corp. 6.300% 1/15/19	260,000	304,507
Ecopetrol SA 4.250% 9/18/18	255,000	270,300
EQT Corp. 4.875% 11/15/21	500,000	528,650
KazMunayGas National Co. JSC (a) 4.400% 4/30/23	1,135,000	1,069,738
Motiva Enterprises LLC (a) 5.750% 1/15/20	820,000	930,413
Motiva Enterprises LLC (a) 6.850% 1/15/40	655,000	840,086
Newfield Exploration Co. 6.875% 2/01/20	1,200,000	1,278,000

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nexen, Inc. 7.500% 7/30/39	$150,000	$195,035
Pemex Project Funding Master Trust 6.625% 6/15/35	140,000	155,400
Petrobras Global Finance BV 2.000% 5/20/16	1,160,000	1,149,850
Petrobras Global Finance BV 3.000% 1/15/19	640,000	604,838
Petrobras Global Finance BV 3.250% 3/17/17	4,440,000	4,453,782
Petrobras International Finance Co. 3.875% 1/27/16	1,599,000	1,642,075
Petrobras International Finance Co. 5.375% 1/27/21	1,005,000	1,016,378
Petrobras International Finance Co. 6.750% 1/27/41	425,000	411,861
Petroleos Mexicanos (a) 3.125% 1/23/19	325,000	332,800
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,300,075
Petroleos Mexicanos (a) 6.375% 1/23/45	595,000	641,856
Phillips 66 4.300% 4/01/22	500,000	528,599
Phillips 66 5.875% 5/01/42	450,000	520,619
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,268,510
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,280,291
Rowan Cos., Inc. 4.875% 6/01/22	1,850,000	1,913,856
Rowan Cos., Inc. 5.000% 9/01/17	1,055,000	1,148,683
Shell International Finance BV 5.500% 3/25/40	325,000	380,237
Talisman Energy, Inc. 5.500% 5/15/42	600,000	594,361
Talisman Energy, Inc. 7.750% 6/01/19	545,000	658,285
Tesoro Corp. 9.750% 6/01/19	950,000	1,011,180
Transocean, Inc. 4.950% 11/15/15	2,500,000	2,654,192
Transocean, Inc. 5.050% 12/15/16	7,720,000	8,396,905
Valero Energy Corp. 6.125% 2/01/20	800,000	928,936

		52,428,896

Oil & Gas Services — 1.0%
Baker Hughes, Inc. 5.125% 9/15/40	800,000	882,642

	Principal Amount	Value
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	$1,115,000	$1,269,009
SEACOR Holdings, Inc. (a) 3.000% 11/15/28	155,000	152,094
SESI LLC 6.375% 5/01/19	3,150,000	3,354,750
Superior Energy Services, Inc. 7.125% 12/15/21	4,859,000	5,417,785
Weatherford International Ltd. 4.500% 4/15/22	650,000	680,677
Weatherford International Ltd. 5.950% 4/15/42	475,000	511,783
Weatherford International Ltd. 6.000% 3/15/18	525,000	591,346

		12,860,086

Packaging & Containers — 0.2%
Bemis Co., Inc. 6.800% 8/01/19	840,000	996,884
Brambles USA Inc., Series A (a) 5.350% 4/01/20	490,000	535,823
Sonoco Products Co. 4.375% 11/01/21	475,000	491,583

		2,024,290

Pharmaceuticals — 1.1%
AbbVie, Inc. 4.400% 11/06/42	500,000	489,144
McKesson Corp. 1.292% 3/10/17	590,000	588,529
McKesson Corp. 2.284% 3/15/19	600,000	595,059
McKesson Corp. 3.796% 3/15/24	655,000	655,609
McKesson Corp. 4.750% 3/01/21	600,000	654,347
McKesson Corp. 4.883% 3/15/44	625,000	633,500
McKesson Corp. 6.000% 3/01/41	550,000	643,914
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,103,442
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	674,904
Medco Health Solutions, Inc. 2.750% 9/15/15	1,880,000	1,927,786
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	218,404
Mylan, Inc. (a) 7.875% 7/15/20	2,875,000	3,222,800
Pfizer, Inc. 7.200% 3/15/39	395,000	548,233
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	395,000	448,857

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Warner Chilcott Co. LLC 7.750% 9/15/18	$1,275,000	$1,361,062
Wyeth 6.000% 2/15/36	360,000	439,996
Zoetis, Inc. 3.250% 2/01/23	445,000	429,226

		14,634,812

Pipelines — 1.5%
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	216,282
Boardwalk Pipelines LP 5.875% 11/15/16	2,390,000	2,595,538
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	513,135
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	505,847
DCP Midstream LLC (a) 9.750% 3/15/19	35,000	44,621
DCP Midstream Operating LLC 3.875% 3/15/23	190,000	185,646
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,000,000	2,089,934
Enable Oklahoma Intrastate Transmission LLC (a) 6.875% 7/15/14	1,595,000	1,619,059
Energy Transfer Partners LP FRN 3.255% 11/01/66	1,375,000	1,258,125
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,356,689
Enterprise Products Operating LP 3.200% 2/01/16	450,000	468,299
Enterprise Products Operating LP 5.950% 2/01/41	455,000	520,935
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	190,000	195,956
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	206,221
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	169,650
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	209,578
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,922,750
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	659,990
ONEOK Partners LP 3.250% 2/01/16	450,000	467,871
ONEOK Partners LP 6.125% 2/01/41	440,000	493,933
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	310,000	347,963

	Principal Amount	Value
Texas Eastern Transmission LP (a) 6.000% 9/15/17	$230,000	$258,238
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	158,088
The Williams Cos., Inc. 3.700% 1/15/23	570,000	517,266
Williams Partners LP 5.250% 3/15/20	1,415,000	1,557,994

		19,539,608

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	760,000	822,093
Post Apartment Homes LP 3.375% 12/01/22	400,000	379,460
ProLogis LP 5.625% 11/15/16	1,655,000	1,825,006
ProLogis LP 6.125% 12/01/16	82,000	91,809

		3,118,368

Real Estate Investment Trusts (REITS) — 2.5%
American Tower Corp. 3.400% 2/15/19	1,100,000	1,127,210
American Tower Corp. 4.500% 1/15/18	1,375,000	1,482,851
American Tower Corp. 4.625% 4/01/15	2,700,000	2,797,154
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 2.000% 2/06/17	1,390,000	1,390,411
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 3.000% 2/06/19	695,000	691,834
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 4.600% 2/06/24	850,000	849,659
Boston Properties LP 3.700% 11/15/18	475,000	503,871
Boston Properties LP 4.125% 5/15/21	580,000	608,821
Boston Properties LP 5.000% 6/01/15	170,000	178,173
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	864,478
DCT Industrial Operating Partnership LP (a) 4.500% 10/15/23	845,000	842,634
DDR Corp. 4.750% 4/15/18	1,000,000	1,084,146
DDR Corp. 7.500% 4/01/17	1,000,000	1,157,858
DDR Corp. 7.875% 9/01/20	1,000,000	1,242,012

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DDR Corp. 9.625% 3/15/16	$1,250,000	$1,447,864
Duke Realty LP 8.250% 8/15/19	1,375,000	1,702,466
ERP Operating LP 4.625% 12/15/21	375,000	405,406
Federal Realty Investment Trust 5.900% 4/01/20	330,000	380,748
HCP, Inc. 2.625% 2/01/20	970,000	947,535
Highwoods Realty LP 5.850% 3/15/17	1,800,000	2,001,982
Highwoods Realty LP 7.500% 4/15/18	195,000	229,547
Liberty Property LP 3.375% 6/15/23	675,000	637,066
Mack-Cali Realty LP 4.500% 4/18/22	2,000,000	2,003,336
Mack-Cali Realty LP 7.750% 8/15/19	515,000	611,196
Mid-America Apartments LP (a) 6.250% 6/15/14	358,000	361,938
ProLogis LP 2.750% 2/15/19	530,000	532,090
ProLogis LP 3.350% 2/01/21	2,205,000	2,181,406
Realty Income Corp. 2.000% 1/31/18	2,445,000	2,418,125
Simon Property Group LP 5.650% 2/01/20	140,000	162,262
Ventas Realty LP/Ventas Capital Corp. 4.000% 4/30/19	1,325,000	1,404,207
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	475,000	493,117

		32,741,403

Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	560,000	675,256
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,328,317	1,478,433
CVS Pass-Through Trust (a) 7.507% 1/10/32	9,123	11,238
The Home Depot, Inc. 5.950% 4/01/41	600,000	728,097
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	610,000	719,189
McDonald’s Corp. 6.300% 10/15/37	400,000	503,437
O’Reilly Automotive, Inc. 3.850% 6/15/23	609,000	598,574
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	615,788

	Principal Amount	Value
QVC, Inc. (a) 3.125% 4/01/19	$960,000	$953,987
QVC, Inc. 4.375% 3/15/23	835,000	822,866
QVC, Inc. 5.125% 7/02/22	545,000	565,385
Target Corp. 7.000% 1/15/38	475,000	626,606
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	917,877
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	666,839

		9,883,572

Savings & Loans — 0.4%
First Niagara Financial Group, Inc. 7.250% 12/15/21	800,000	915,747
Glencore Funding LLC (a) 1.700% 5/27/16	1,919,000	1,925,454
Glencore Funding LLC (a) 2.500% 1/15/19	1,472,000	1,421,419
Glencore Funding LLC (a) 6.000% 4/15/14	1,175,000	1,177,113
Washington Mutual Bank (b) 5.650% 8/15/14	1,125,000	11

		5,439,744

Semiconductors — 0.5%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,132,661
Intel Corp. 3.250% 8/01/39	1,225,000	1,712,703
Intel Corp., Convertible 2.950% 12/15/35	1,050,000	1,235,719
Micron Technology, Inc., Convertible 2.125% 2/15/33	1,018,000	2,277,139
Micron Technology, Inc., Convertible 3.000% 11/15/43	514,000	563,151

		6,921,373

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	664,570
CA, Inc. 2.875% 8/15/18	730,000	740,292
CA, Inc. 5.375% 12/01/19	1,530,000	1,710,947
ManTech International Corp. 7.250% 4/15/18	1,285,000	1,333,509
Microsoft Corp. 3.000% 10/01/20	340,000	350,101
Oracle Corp. 1.200% 10/15/17	1,425,000	1,413,799

		6,213,218

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 2.4%
America Movil SAB de CV 5.000% 3/30/20	$500,000	$547,817
America Movil SAB de CV 6.125% 3/30/40	525,000	592,489
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,320,432
AT&T, Inc. 6.550% 2/15/39	455,000	536,853
British Telecom PLC 9.625% 12/15/30	495,000	765,181
CenturyLink, Inc. 6.150% 9/15/19	560,000	605,500
Cisco Systems, Inc. 5.500% 1/15/40	345,000	392,938
Deutsche Telekom International Finance BV 8.750% 6/15/30	475,000	685,505
Embarq Corp. 7.082% 6/01/16	780,000	869,033
Embarq Corp. 7.995% 6/01/36	145,000	151,292
ENTEL Chile SA (a) 4.875% 10/30/24	1,250,000	1,260,168
Juniper Networks, Inc. 4.600% 3/15/21	450,000	469,720
Juniper Networks, Inc. 5.950% 3/15/41	700,000	708,833
Qwest Corp. 8.375% 5/01/16	2,960,000	3,364,229
Rogers Communications, Inc. 7.500% 8/15/38	50,000	64,930
Sprint Communications, Inc. (a) 9.000% 11/15/18	2,600,000	3,178,500
Telecom Italia Capital 6.000% 9/30/34	115,000	107,238
Telecom Italia Capital 6.175% 6/18/14	592,000	597,920
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	700,000	715,031
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,258,316
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	522,182
Telefonica Emisiones SAU 6.421% 6/20/16	773,000	855,504
Verizon Communications, Inc. 2.500% 9/15/16	745,000	771,425
Verizon Communications, Inc. 3.650% 9/14/18	820,000	872,916
Verizon Communications, Inc. 5.150% 9/15/23	1,325,000	1,449,973

	Principal Amount	Value
Verizon Communications, Inc. 6.550% 9/15/43	$1,935,000	$2,354,769
Verizon Communications, Inc. 7.350% 4/01/39	420,000	545,091
Verizon Communications, Inc. 8.750% 11/01/18	829,000	1,058,737
Verizon Global Funding Corp. 7.750% 12/01/30	250,000	330,608
Virgin Media Finance PLC 8.375% 10/15/19	3,375,000	3,619,688
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,830,000	1,896,338

		32,469,156

Transportation — 0.9%
Asciano Finance (a) 3.125% 9/23/15	925,000	948,440
Asciano Finance (a) 4.625% 9/23/20	610,000	630,437
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,234,891
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	860,802
Canadian National Railway Co. 5.850% 11/15/17	200,000	228,394
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,221,674
Con-way, Inc. 7.250% 1/15/18	1,285,000	1,498,325
CSX Corp. 7.250% 5/01/27	50,000	61,494
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	427,705
Ryder System, Inc. 2.500% 3/01/18	2,980,000	3,011,382
Ryder System, Inc. 2.550% 6/01/19	425,000	422,326
Union Pacific Corp. 4.000% 2/01/21	500,000	531,460
Union Pacific Corp. 5.375% 6/01/33	520,000	552,034

		11,629,364

Trucking & Leasing — 0.9%
GATX Corp. 2.375% 7/30/18	865,000	862,991
GATX Corp. 3.500% 7/15/16	875,000	920,385
GATX Corp. 3.900% 3/30/23	530,000	530,222
GATX Corp. 4.750% 5/15/15	315,000	328,622
GATX Corp. 4.750% 6/15/22	925,000	984,730

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 8.750% 5/15/14	$1,145,000	$1,155,895
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 3/15/16	3,425,000	3,510,546
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,200,000	1,229,567
TTX Co. (a) 3.050% 11/15/22	900,000	846,060
TTX Co. (a) 4.150% 1/15/24	1,565,000	1,593,312

		11,962,330

TOTAL CORPORATE DEBT (Cost $603,919,526)		628,822,212

MUNICIPAL OBLIGATIONS — 0.9%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	3,810,881
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	105,000	128,391
State of California 5.950% 4/01/16	410,000	450,664
State of California BAB 7.550% 4/01/39	120,000	166,738
State of California BAB 7.600% 11/01/40	3,160,000	4,447,036
State of Illinois 5.365% 3/01/17	2,200,000	2,403,720

		11,407,430

TOTAL MUNICIPAL OBLIGATIONS (Cost $11,510,548)		11,407,430

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.5%
Automobile ABS — 0.7%
California Republic Auto Receivables Trust, Series 2012-1, Class A (a) 1.180% 8/15/17	1,021,900	1,024,034
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,215,221	1,213,677
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	1,695,000	1,694,853
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	1,819,069	1,824,410
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	421,379	430,849

	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2011-1, Class A (a) 2.610% 3/15/19	$392,656	$394,169
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	836,034	837,783
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	209,804	210,294
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	50,554	50,565
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	810,000	818,747
Santander Drive Auto Receivables Trust, Series 2011-S2A, Class B (a) 2.060% 6/15/17	113,905	113,909

		8,613,290

Commercial MBS — 6.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.824% 2/10/51	1,673,289	1,863,678
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.246% 2/10/51	2,143,000	2,427,109
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.289% 2/10/51	1,310,000	1,474,062
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	1,555,000	1,599,080
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,466,569
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	1,008,070
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	437,475	438,692
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	800,000	880,144
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	2,545,000	2,753,592

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	$1,400,000	$1,566,177
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	1,650,000	1,789,074
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,395,000	1,558,184
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.888% 6/11/50	2,870,000	3,227,840
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,031,502
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,412,229
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	1,410,000	1,479,084
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	1,335,000	1,480,291
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.793% 6/10/46	950,000	1,026,454
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.799% 12/10/49	2,487,000	2,785,935
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.466% 2/15/39	1,145,000	1,223,794
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,028,234
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	1,872,000	1,877,850
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	950,000	993,600

	Principal Amount	Value
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.820% 7/10/38	$2,583,281	$2,805,801
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	532,526
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	450,000	469,436
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,335,645
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	1,620,000	1,774,939
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	3,000,000	3,253,471
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	2,520,000	2,813,904
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.868% 6/12/46	1,305,000	1,416,676
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	1,325,000	1,443,165
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	1,033,071
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,295,532
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	1,520,000	1,664,472
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	342,492	345,748
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.280% 1/11/43	880,000	1,008,007
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,420,864	1,406,656
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.550% 8/15/39	1,219,293	1,245,103

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.550% 8/15/39	$975,000	$1,029,601
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,450,000	1,499,700
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.339% 12/15/44	2,255,000	2,392,277
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	3,015,000	3,283,751
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	1,920,000	2,061,267
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,240,000	1,345,533
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,400,000	1,533,948
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 5.953% 2/15/51	1,525,000	1,700,452
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 5.962% 6/15/45	2,667,000	2,894,079
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	348,170	365,090
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	888,712	889,290
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	750,000	781,652
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class A3 3.591% 3/15/46	2,325,000	2,384,457
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	679,267

		84,075,760

Home Equity ABS — 3.0%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.879% 1/25/35	1,350,000	1,280,230

	Principal Amount	Value
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.424% 8/25/35	$448,441	$443,211
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.484% 11/25/35	923,618	903,351
Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 FRN 0.574% 6/25/35	561,380	542,256
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.514% 7/25/35	39,502	39,444
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.894% 11/25/34	230,416	229,375
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.814% 6/25/35	552,928	542,550
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.829% 2/25/35	563,069	551,801
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1 FRN 0.653% 6/28/44	1,340,000	1,250,757
Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M1 FRN 0.554% 2/25/36	851,712	803,993
Bear Stearns Asset-Backed Securities Trust, Series 2005-3, Class A1 FRN 0.604% 9/25/35	116,362	115,975
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1 FRN 0.664% 10/25/35	978,951	962,004
BNC Mortgage Loan Trust, Series 2007-1, Class A2 FRN 0.214% 3/25/37	554,935	549,934
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (a) 0.354% 11/25/45	1,773,391	1,716,482
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.564% 12/25/33	135,387	134,281
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.584% 7/25/35	581,815	560,826
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.604% 8/25/35	815,290	772,024
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	180,089	178,925

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1 FRN 0.624% 12/25/35	$789,555	$744,670
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.644% 12/25/35	703,526	698,019
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.054% 2/25/35	541,680	453,114
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.444% 7/25/36	886,495	879,228
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.574% 5/25/36	2,055,060	2,003,451
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.584% 5/25/35	1,406,974	1,390,581
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.604% 7/25/35	1,635,900	1,571,671
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.394% 1/25/36	502,612	491,530
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.584% 4/25/35	448,966	419,706
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.324% 8/25/36	439,675	428,230
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.687% 1/20/34	1,105,976	945,980
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.934% 12/25/32	758,592	739,860
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.434% 8/25/45	75,544	75,166
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.904% 2/25/35	98,067	97,592
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.949% 2/25/35	1,200,000	1,120,938
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.979% 6/25/35	2,087,605	2,027,232
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.874% 3/25/35	1,785,000	1,672,992

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.888% 6/28/35	$2,402,656	$2,392,676
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.918% 6/28/35	950,000	872,392
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.654% 7/25/35	1,496,898	1,474,727
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	225	236
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.624% 5/25/35	99,848	99,067
Park Place Securities Inc, 2005-WCW1 A3D FRN 0.494% 9/25/35	27,843	27,771
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.414% 9/25/35	892,192	874,631
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.534% 8/25/35	749,920	737,263
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.654% 3/25/35	604,157	592,099
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.554% 10/25/35	1,305,000	1,234,213
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.564% 9/25/35	1,619,661	1,581,727
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.344% 3/25/36	139,412	138,912
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.404% 1/25/36	377,690	375,683
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.584% 11/25/35	1,655,000	1,626,053
Soundview Home Loan Trust, Series 2006-2, Class A3 FRN 0.334% 3/25/36	187,707	187,285
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.514% 8/25/35	548,890	542,151

		40,094,265

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 3.1%
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.905% 12/15/42	$2,320,440	$2,361,349
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,215,000	1,214,869
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,233,909	1,295,990
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.756% 4/17/25	3,415,000	3,415,000
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	354,600	361,759
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.337% 8/18/21	405,771	402,261
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,890,600	3,093,258
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	677,949	705,532
Drug Royalty II LP 1, Series 2012-1, Class A2 (a) 4.474% 1/15/25	563,893	584,825
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,211,325	2,191,568
Global SC Finance II SRL, Series 2012-1A, Class A (a) 4.110% 7/19/27	833,333	840,721
Global SC Finance SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	1,570,833	1,580,326
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	1,075,365	1,078,389
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.405% 6/02/17	1,425,000	1,446,870
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	2,195,392	2,189,262
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	1,311,622	1,313,261
Icon Brands Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	1,036,950	1,034,034

	Principal Amount	Value
Icon Brands Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	$1,078,261	$1,073,582
ING IM CLO Ltd., Series 2012-3A, Class A FRN (a) 1.689% 10/15/22	700,000	699,860
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	640,615	652,536
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	377,984	378,043
Newport Waves CDO (Acquired 3/30/07, Cost $1,269,023), Series 2007-1A, Class A3LS FRN (a) (d) 0.835% 6/20/14	1,175,000	1,175,470
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.655% 10/17/16	1,100,000	1,106,310
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (a) 1.485% 2/20/25	700,000	694,883
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	307,154	312,385
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A (a) 2.200% 10/20/30	1,466,227	1,461,758
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	856,037	918,100
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	1,450,000	1,458,729
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	438,523	455,744
SVO VOI Mortgage Corp., Series 2012-AA, Class A (a) 2.000% 9/20/29	775,929	772,208
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	333,333	329,473
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.410% 5/15/20	1,108,333	1,102,225
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.555% 10/15/15	2,137,000	2,160,080
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	510,978	540,359

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	$520,632	$523,171

		40,924,190

Student Loans ABS — 2.2%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	244,554	242,596
Access Group, Inc., Series 2002-1, Class A4 VRN 1.657% 9/01/37	820,000	758,478
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	1,245,635	1,103,312
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (a) 1.636% 3/01/42	1,050,000	829,500
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	1,500,000	1,271,250
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.450% 6/15/43	1,075,000	1,049,106
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	1,100,000	1,079,210
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	1,750,000	1,736,875
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	650,000	532,856
Educational Funding of the South, Inc., Series 2011-1, Class B FRN 3.939% 4/25/46	625,000	673,106
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.335% 8/25/25	418,370	417,270
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	1,184,406	1,175,400
Higher Education Funding I, Series 2004-1, Class A9 FRN (a) 0.014% 1/01/44	150,000	138,066
Higher Education Funding I, Series 2004-1, Class A5 FRN (a) 0.056% 1/01/44	150,000	138,048
Higher Education Funding I, Series 2004-1, Class A2 FRN (a) 0.084% 1/01/44	150,000	136,998
Higher Education Funding I, Series 2004-1, Class A6 FRN (a) 0.098% 1/01/44	150,000	136,998

	Principal Amount	Value
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 1.348% 1/01/44	$450,000	$357,357
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 1.657% 1/01/44	450,000	364,400
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.544% 9/27/35	1,560,000	1,499,316
National Collegiate Student Loan Trust, Series 2005-GATE, Class A1 FRN (a) (e) 0.605% 4/28/23	1,494,155	1,434,389
Nelnet Student Loan Trust, Series 2005-4, Class A4A FRN 0.703% 3/22/32	325,000	301,536
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.954% 4/25/46	526,702	532,354
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.443% 5/28/26	592,911	591,094
Panhandle-Plains Student Finance Corp., Series 2001-A2 1.656% 12/01/31	1,900,000	1,821,234
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.409% 7/15/36	4,270,000	4,228,436
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.539% 7/15/36	378,000	351,824
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 0.950% 3/15/28	1,850,000	1,850,000
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.644% 12/15/16	130,000	129,959
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.645% 12/15/16	200,000	199,937
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.645% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.645% 12/15/16	500,000	499,844
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.646% 12/15/16	125,000	124,961
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.654% 6/25/43	1,420,000	1,356,867

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	$650,000	$650,000
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 2.640% 3/15/28	965,000	964,655
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.655% 6/17/30	250,000	242,672
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.425% 10/28/28	238,857	238,353
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.349% 7/27/20	209,049	208,956

		29,467,182

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.754% 8/25/34	126,813	123,437
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	28,809	28,363
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	7,687	6,934
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	22,497	21,310
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.514% 7/25/35	213,788	209,961
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.264% 5/25/37	594,668	390,598
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.365% 8/25/34	85,935	72,637
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.404% 8/25/36	147,466	135,005
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.247% 2/25/34	10,631	9,924
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	5,359	5,412
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	266	270

	Principal Amount	Value
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	$244,077	$247,738
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.414% 7/25/35	33,923	33,798
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.567% 3/25/34	56,802	57,203
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.532% 4/25/44	131,463	130,687

		1,473,277

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	675,352	664,324
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.745% 6/25/32	34,388	32,088

		696,412

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $201,519,514)		205,344,376

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	425,000	451,775
Colombia Government International Bond 7.375% 3/18/19	725,000	871,812
Mexico Government International Bond 4.750% 3/08/44	1,955,000	1,857,250
Peruvian Government International Bond 6.550% 3/14/37	405,000	487,013
Poland Government International Bond 6.375% 7/15/19	690,000	809,542
Province of Quebec Canada 2.625% 2/13/23	2,515,000	2,380,895
Province of Quebec Canada 7.500% 9/15/29	390,000	539,854
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,332,095
Republic of Brazil International Bond 5.875% 1/15/19	876,000	985,500

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Turkey International Bond 3.250% 3/23/23	$405,000	$354,173
Republic of Turkey International Bond 4.875% 4/16/43	474,000	402,900
Republic of Turkey International Bond 6.750% 4/03/18	840,000	925,680
United Mexican States 5.125% 1/15/20	850,000	945,625
United Mexican States 6.750% 9/27/34	685,000	835,700

		13,179,814

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $12,957,215)		13,179,814

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 23.2%
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	125,037	141,871
Federal Home Loan Mortgage Corp. Series 4290, Class CA 3.500% 12/15/38	3,157,207	3,232,537

U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	124,848	140,397

		3,514,805

Pass-Through Securities — 23.0%
Federal Home Loan Mortgage Corp. Pool #Q15841 3.000% 2/01/43	7,962,481	7,691,571
Pool #G11630 3.500% 6/01/19	275,984	288,695
Pool #J13972 3.500% 1/01/26	151,091	158,333
Pool #C91344 3.500% 11/01/30	333,451	345,083
Pool #C91424 3.500% 1/01/32	219,420	226,800
Pool #C91239 4.500% 3/01/29	23,175	24,996
Pool #C91251 4.500% 6/01/29	169,623	182,947
Pool #G05253 5.000% 2/01/39	781,675	850,805
Pool #C90939 5.500% 12/01/25	83,405	92,310
Pool #D97258 5.500% 4/01/27	153,680	169,491

	Principal Amount	Value
Pool #C91026 5.500% 4/01/27	$156,649	$172,733
Pool #C91074 5.500% 8/01/27	13,966	15,404
Pool #D97417 5.500% 10/01/27	89,444	98,713
Pool #C91128 5.500% 12/01/27	7,161	7,907
Pool #C91148 5.500% 1/01/28	280,698	309,184
Pool #C91176 5.500% 5/01/28	102,939	113,386
Pool #C91217 5.500% 11/01/28	43,139	47,517
Pool #E85389 6.000% 9/01/16	14,304	14,990
Pool #G11431 6.000% 2/01/18	11,984	12,645
Pool #E85301 6.500% 9/01/16	52,860	55,616
Pool #E85032 6.500% 9/01/16	4,847	5,083
Pool #E85409 6.500% 9/01/16	42,460	44,603
Pool #C01079 7.500% 10/01/30	3,736	4,415
Pool #C01135 7.500% 2/01/31	10,724	12,661
Pool #554904 9.000% 3/01/17	65	70
Federal Home Loan Mortgage Corp. TBA
Pool #2879 3.000% 9/01/42 (c)	1,500,000	1,445,566
Federal National Mortgage Association
Pool #725692 2.269% 10/01/33 FRN	330,656	348,216
Pool #888586 2.342% 10/01/34 FRN	339,930	359,012
Pool #775539 2.367% 5/01/34 FRN	123,606	129,185
Pool #890328 3.000% 9/01/20	1,605,687	1,669,851
Pool #AL1382 3.000% 2/01/27	739,974	761,681
Pool #AO8180 3.000% 9/01/42	62,464	60,392
Pool #AB7397 3.000% 12/01/42	276,707	267,530
Pool #AB7401 3.000% 12/01/42	272,588	263,548
Pool #AP8668 3.000% 12/01/42	335,212	324,095

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AR1975 3.000% 12/01/42	$77,409	$74,842
Pool #AR0306 3.000% 1/01/43	22,053	21,322
Pool #AR5391 3.000% 1/01/43	190,708	184,384
Pool #AL3215 3.000% 2/01/43	259,823	251,206
Pool #AR4109 3.000% 2/01/43	223,540	216,126
Pool #AR4432 3.000% 3/01/43	93,733	90,625
Pool #AT0169 3.000% 3/01/43	466,522	451,050
Pool #AB8809 3.000% 3/01/43	139,849	135,211
Pool #MA1368 3.000% 3/01/43	485,610	469,505
Pool #AB8756 3.000% 3/01/43	4,404,192	4,216,842
Pool #AR2174 3.000% 4/01/43	478,728	462,851
Pool #AT0976 3.000% 4/01/43	4,089,925	3,915,944
Pool #AT2911 3.000% 4/01/43	5,076,550	4,860,598
Pool #890564 3.000% 6/01/43	4,689,410	4,544,881
Pool #MA0629 3.500% 1/01/21	54,872	57,718
Pool #AB1485 3.500% 9/01/30	169,178	175,185
Pool #MA0625 3.500% 1/01/31	269,250	278,642
Pool #AJ3722 3.500% 12/01/31	358,740	370,805
Pool #MA1084 3.500% 6/01/32	2,716,612	2,806,282
Pool #MA1138 3.500% 8/01/32	44,920	46,360
Pool #AB6353 3.500% 10/01/32	3,344,637	3,451,900
Pool #AP9736 3.500% 10/01/42	1,952,937	1,966,440
Pool #AQ0546 3.500% 11/01/42	488,019	491,393
Pool #AR8708 3.500% 4/01/43	1,343,066	1,337,452
Pool #AT0998 3.500% 4/01/43	6,816,214	6,787,724
Pool #AT4050 3.500% 5/01/43	1,863,034	1,855,247

	Principal Amount	Value
Pool #MA1463 3.500% 6/01/43	$4,420,445	$4,401,969
Pool #AA3980 4.500% 4/01/28	334,268	359,690
Pool #AD0836 5.500% 11/01/28	276,857	305,360
Pool #587994 6.000% 6/01/16	6,349	6,621
Pool #253880 6.500% 7/01/16	20,507	21,428
Pool #575667 7.000% 3/01/31	14,531	16,821
Pool #497120 7.500% 8/01/29	392	461
Pool #529453 7.500% 1/01/30	3,192	3,757
Pool #531196 7.500% 2/01/30	416	490
Pool #532418 7.500% 2/01/30	4,963	5,842
Pool #530299 7.500% 3/01/30	533	621
Pool #536386 7.500% 4/01/30	566	663
Pool #535996 7.500% 6/01/31	15,298	17,927
Pool #523499 8.000% 11/01/29	574	668
Pool #252926 8.000% 12/01/29	490	586
Pool #532819 8.000% 3/01/30	223	268
Pool #537033 8.000% 4/01/30	4,847	5,822
Pool #534703 8.000% 5/01/30	3,374	4,041
Pool #253437 8.000% 9/01/30	357	427
Pool #253481 8.000% 10/01/30	196	235
Pool #190317 8.000% 8/01/31	7,396	8,858
Pool #596656 8.000% 8/01/31	3,631	4,157
Pool #602008 8.000% 8/01/31	11,000	13,208
Pool #597220 8.000% 9/01/31	7,505	9,029
Federal National Mortgage Association TBA Pool #299 2.500% 9/01/27 (c)	26,265,000	26,240,377

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #6985 3.000% 10/01/42 (c)	$67,945,000	$65,399,719
Pool #1058 3.500% 4/01/42 (c)	36,600,000	36,820,171
Pool #11192 4.000% 9/01/41 (c)	48,025,000	49,919,735
Government National Mortgage Association Pool #371146 7.000% 9/15/23	1,058	1,203
Pool #352022 7.000% 11/15/23	15,130	17,243
Pool #374440 7.000% 11/15/23	838	953
Pool #491089 7.000% 12/15/28	34,818	40,528
Pool #483598 7.000% 1/15/29	4,695	5,451
Pool #480539 7.000% 4/15/29	555	648
Pool #478658 7.000% 5/15/29	2,702	3,159
Pool #488634 7.000% 5/15/29	2,920	3,405
Pool #500928 7.000% 5/15/29	6,594	7,670
Pool #498541 7.000% 6/15/29	48	48
Pool #499410 7.000% 7/15/29	1,558	1,822
Pool #508655 7.000% 7/15/29	171	200
Pool #510083 7.000% 7/15/29	2,846	3,316
Pool #493723 7.000% 8/15/29	13,611	15,916
Pool #516706 7.000% 8/15/29	197	221
Pool #505558 7.000% 9/15/29	1,742	2,036
Pool #581417 7.000% 7/15/32	31,185	36,595
Pool #591581 7.000% 8/15/32	16,256	19,099
Pool #210946 7.500% 3/15/17	4,366	4,695
Pool #203940 7.500% 4/15/17	5,577	5,967
Pool #181168 7.500% 5/15/17	1,210	1,303
Pool #193870 7.500% 5/15/17	5,068	5,459

	Principal Amount	Value
Pool #192796 7.500% 6/15/17	$677	$731
Pool #226163 7.500% 7/15/17	8,403	9,080
Government National Mortgage Association II Pool #008746 1.625% 11/20/25 FRN	8,990	9,220
Pool #080136 1.625% 11/20/27 FRN	1,632	1,679
Pool #82488 2.000% 3/20/40 FRN	1,193,253	1,235,280
Pool #82462 3.500% 1/20/40 FRN	1,415,534	1,498,485
Government National Mortgage Association II TBA Pool #1235 4.000% 4/01/42 (c)	25,000,000	26,275,390
Government National Mortgage Association TBA Pool #587 3.000% 11/01/42 (c)	23,325,000	22,936,858
Pool #2280 3.500% 1/01/42 (c)	12,875,000	13,135,518

		304,943,698

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $312,359,876)		308,458,503

U.S. TREASURY OBLIGATIONS — 10.9%
U.S. Treasury Bonds & Notes — 10.9%
U.S. Treasury Bond 2.750% 8/15/42	23,915,000	20,417,431
U.S. Treasury Bond 2.875% 5/15/43	7,200,000	6,284,110
U.S. Treasury Bond 4.500% 2/15/36	3,700,000	4,342,875
U.S. Treasury Inflation Index 0.375% 7/15/23	13,567,905	13,419,499
U.S. Treasury Note (f) 0.875% 4/30/17	44,745,000	44,644,498
U.S. Treasury Note 1.375% 9/30/18	32,900,000	32,605,058
U.S. Treasury Note 1.500% 2/28/19	18,900,000	18,711,368
U.S. Treasury Note 2.500% 8/15/23	4,830,000	4,761,041

		145,185,880

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

TOTAL U.S. TREASURY OBLIGATIONS (Cost $145,897,428)		$145,185,880

TOTAL BONDS & NOTES (Cost $1,288,164,107)		1,312,398,215

TOTAL LONG-TERM INVESTMENTS (Cost $1,290,539,107)		1,314,763,715

SHORT-TERM INVESTMENTS — 19.2%
Commercial Paper — 19.2%
Airgas, Inc. (a) 0.320% 6/17/14	$7,450,000	7,444,901
American Electric Power Co., Inc. (a) 0.270% 4/07/14	3,000,000	2,999,865
Centrica PLC (a) 0.420% 8/01/14	10,000,000	9,985,767
Centrica PLC (a) 0.430% 8/01/14	7,400,000	7,389,217
Daimler Finance North America LLC (a) 0.600% 3/10/15	10,000,000	9,942,833
Enbridge Energy Partners LP (a) 0.330% 4/24/14	830,000	829,825
Enbridge, Inc. (a) 0.300% 4/14/14	9,500,000	9,498,971
Enbridge, Inc. (a) 0.300% 4/23/14	4,500,000	4,499,175
ERAC USA Finance LLC (a) 0.280% 4/17/14	8,745,000	8,743,912
ERAC USA Finance LLC (a) 0.340% 6/19/14	10,000,000	9,992,539
Experian Finance PLC (a) 0.320% 4/30/14	10,000,000	9,997,422
Experian Finance PLC (a) 0.427% 8/11/14	8,700,000	8,686,602
Glencore Funding LLC (a) 0.450% 4/07/14	5,000,000	4,999,625
Glencore Funding LLC (a) 0.600% 7/07/14	10,725,000	10,707,661
Glencore Funding LLC (a) 0.650% 6/18/14	1,900,000	1,897,324
Holcim US Finance Sarl & Cie (a) 0.380% 6/24/14	2,000,000	1,998,227
Holcim US Finance Sarl & Cie (a) 0.390% 5/05/14	6,000,000	5,997,790
Holcim US Finance Sarl & Cie (a) 0.390% 5/06/14	4,000,000	3,998,483
Holcim US Finance Sarl & Cie (a) 0.390% 5/08/14	10,000,000	9,995,992

	Principal Amount	Value
Intercontinental Exchange, Inc. (a) 0.304% 5/28/14	$19,010,000	$19,000,970
National Grid USA (a) 0.260% 4/02/14	1,000,000	999,993
Noble Corp. (a) 0.330% 5/07/14	3,000,000	2,999,010
Noble Corp. (a) 0.340% 5/01/14	9,200,000	9,197,393
Noble Corp. (a) 0.350% 5/08/14	5,000,000	4,998,201
Rockwell Collins, Inc. (a) 0.315% 4/22/14	14,600,000	14,597,360
Sempra Energy Holdings (a) 0.611% 12/09/14	5,000,000	4,979,000
Sempra Energy Holdings (a) 0.715% 3/06/15	10,000,000	9,934,083
Tesco Treasury Services PLC (a) 0.300% 6/12/14	5,000,000	4,997,000
Tesco Treasury Services PLC (a) 0.390% 8/20/14	15,000,000	14,977,088
Time Warner Cable, Inc. (a) 0.290% 5/13/14	10,000,000	9,996,617
TransCanada PipeLines Ltd. (a) 0.304% 5/12/14	3,500,000	3,498,804
Volvo Group Treasury NA (a) 0.290% 4/29/14	4,300,000	4,299,030
WellPoint, Inc. (a) 0.427% 10/01/14	10,000,000	9,978,650
Xcel Energy, Inc. (a) 0.400% 7/14/14	10,000,000	9,988,444

		254,047,774

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	95,103	95,103

TOTAL SHORT-TERM INVESTMENTS (Cost $254,142,877)		254,142,877

TOTAL INVESTMENTS — 118.3% (Cost $1,544,681,984) (g)		1,568,906,592

Other Assets/(Liabilities) — (18.3)%		(242,407,488)

NET ASSETS — 100.0%		$1,326,499,104

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (continued)

MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $422,915,834 or 31.88% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $57,188 or 0.00% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $1,175,470 or 0.09% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $1,434,389 or 0.11% of net assets.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 102.5%
Commercial Paper — 75.5%
ABB Treasury Center USA, Inc. (a) 0.150% 4/09/14	$7,000,000	$6,999,767
Abbot Laboratories (a) 0.060% 5/06/14	2,225,000	2,224,870
Air Products & Chemicals, Inc. (a) 0.090% 4/14/14	1,841,000	1,840,940
Air Products & Chemicals, Inc. (a) 0.100% 4/17/14	3,250,000	3,249,856
Air Products & Chemicals, Inc. (a) 0.090% 4/24/14	1,400,000	1,399,920
American Honda Finance Corp. 0.130% 4/22/14	2,000,000	1,999,848
American Honda Finance Corp. 0.100% 5/22/14	4,500,000	4,499,363
Anheuser-Busch InBev Worldwide, Inc. (a) 0.170% 4/01/14	6,675,000	6,675,000
Bank of Nova Scotia 0.165% 5/27/14	3,000,000	2,999,230
Basin Electric Power Cooperative (a) 0.100% 4/15/14	2,500,000	2,499,903
Basin Electric Power Cooperative (a) 0.100% 5/12/14	4,000,000	3,999,544
BMW US Capital LLC (a) 0.112% 4/15/14	3,500,000	3,499,850
BMW US Capital LLC (a) 0.110% 5/16/14	1,250,000	1,249,828
BMW US Capital LLC (a) 0.110% 6/13/14	1,950,000	1,949,565
BP Capital Markets PLC (a) 0.090% 4/14/14	5,000,000	4,999,838
Cargill Global Funding PLC (a) 0.070% 4/07/14	6,750,000	6,749,921
Caterpillar Financial Services Corp. (a) 0.110% 4/07/14	2,000,000	1,999,963
Caterpillar Financial Services Corp. (a) 0.070% 4/28/14	4,500,000	4,499,764
CDP Financial, Inc. (a) 0.152% 5/27/14	4,050,000	4,049,055
CDP Financial, Inc. (a) 0.150% 5/28/14	2,500,000	2,499,406
Coca-Cola Co., The (a) 0.100% 4/25/14	500,000	499,967
Coca-Cola Co., The (a) 0.090% 6/19/14	3,500,000	3,499,309
Coca-Cola Co., The (a) 0.173% 8/07/14	2,500,000	2,498,489
Commonwealth Bank of Australia (a) 0.137% 4/15/14	1,500,000	1,499,921

	Principal Amount	Value
Commonwealth Bank of Australia (a) 0.150% 6/27/14	$3,800,000	$3,798,623
Commonwealth Bank of Australia (a) 0.165% 6/30/14	1,500,000	1,499,381
Danaher Corp. (a) 0.090% 4/09/14	2,450,000	2,449,951
Danaher Corp. (a) 0.090% 4/10/14	4,000,000	3,999,910
Emerson Electric Co. (a) 0.120% 4/10/14	2,000,000	1,999,940
Emerson Electric Co. (a) 0.100% 6/23/14	4,500,000	4,498,963
Google, Inc. (a) 0.140% 5/06/14	2,000,000	1,999,728
Henkel Corp. (a) 0.160% 6/25/14	6,000,000	5,997,733
Honeywell International, Inc. (a) 0.090% 4/16/14	1,750,000	1,749,934
Honeywell International, Inc. (a) 0.101% 5/06/14	1,500,000	1,499,854
Honeywell International, Inc. (a) 0.100% 5/19/14	3,250,000	3,249,567
John Deere Capital Corp. (a) 0.080% 4/02/14	2,650,000	2,649,994
National Rural Utilities Cooperative Finance Corp. 0.100% 4/17/14	6,500,000	6,499,711
Nestle Capital Corp. (a) 0.120% 4/03/14	3,000,000	2,999,980
Nestle Capital Corp. (a) 0.142% 10/02/14	3,000,000	2,997,853
Paccar Financial Corp. 0.100% 4/10/14	3,500,000	3,499,913
Paccar Financial Corp. 0.100% 6/04/14	3,000,000	2,999,467
Parker-Hannifin Corp. (a) 0.090% 4/04/14	3,025,000	3,024,977
Parker-Hannifin Corp. (a) 0.091% 4/04/14	975,000	974,993
Parker-Hannifin Corp. (a) 0.061% 4/09/14	2,775,000	2,774,963
Praxair, Inc. 0.070% 5/20/14	2,800,000	2,799,733
Praxair, Inc. 0.090% 5/27/14	2,800,000	2,799,608
Precision Castparts Corp. (a) 0.100% 5/19/14	6,500,000	6,499,133
Proctor & Gamble Co. (a) 0.140% 6/16/14	5,000,000	4,998,522
Reckitt Benckiser Treasury Services PLC (a) 0.100% 5/14/14	250,000	249,970

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reckitt Benckiser Treasury Services PLC (a) 0.100% 5/16/14	$500,000	$499,938
Reckitt Benckiser Treasury Services PLC (a) 0.100% 5/22/14	500,000	499,929
Roche Holding, Inc. (a) 0.070% 4/04/14	6,000,000	5,999,965
Rockwell Automation, Inc. (a) 0.120% 4/08/14	3,475,000	3,474,919
Rockwell Automation, Inc. (a) 0.130% 4/14/14	2,000,000	1,999,906
Rockwell Automation, Inc. (a) 0.120% 4/16/14	1,500,000	1,499,925
Union Bank NA 0.120% 5/20/14	4,825,000	4,824,212
United Healthcare Co. (a) 0.120% 4/01/14	1,000,000	1,000,000
United Healthcare Co. (a) 0.180% 4/01/14	5,000,000	5,000,000
United Healthcare Co. (a) 0.140% 4/04/14	750,000	749,991
Walt Disney Co., The (a) 0.060% 5/13/14	4,000,000	3,999,720
Walt Disney Co., The (a) 0.060% 5/23/14	2,225,000	2,224,807
Wells Fargo Bank NA 0.217% 4/17/14	5,000,000	5,000,000
Wisconsin Electric Power Corp. 0.150% 4/09/14	6,500,000	6,499,783

		199,668,613

Corporate Debt — 5.1%
Bank of Nova Scotia FRN 1.282% 1/12/15	2,563,000	2,584,807
Berkshire Hathaway, Inc. FRN 0.936% 8/15/14	4,274,000	4,286,724
General Electric Capital Corp. FRN 0.493% 9/15/14	1,583,000	1,585,197
General Electric Capital Corp. FRN 0.870% 4/07/14	5,000,000	5,000,549

		13,457,277

Discount Notes — 9.0%
Federal Farm Credit Discount Notes 0.050% 4/30/14	4,975,000	4,974,799
Federal Farm Credit Discount Notes 0.090% 4/04/14	2,250,000	2,249,983
Federal Farm Credit Discount Notes 0.120% 11/21/14	2,000,000	1,998,440
Federal Home Loan Bank Discount Notes 0.010% 4/21/14	4,000,000	3,999,878

	Principal Amount	Value
Federal Home Loan Bank Discount Notes 0.060% 4/16/14	$775,000	$774,981
Federal Home Loan Bank Discount Notes 0.070% 5/09/14	3,000,000	2,999,778
Federal Home Loan Bank Discount Notes 0.080% 4/10/14	2,000,000	1,999,960
Federal Home Loan Bank Discount Notes 0.130% 7/31/14	315,000	314,862
Federal Home Loan Mortgage Corp. 0.050% 6/23/14	2,500,000	2,499,712
Federal Home Loan Mortgage Corp. 0.105% 6/27/14	1,625,000	1,624,588
Federal National Mortgage Association 0.065% 4/24/14	380,000	379,984

		23,816,965

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	4,422	4,422

U.S. Government Obligations — 12.9%
U.S. Treasury Note 0.125% 7/31/14	5,000,000	5,000,794
U.S. Treasury Note 0.250% 4/30/14	4,000,000	4,000,434
U.S. Treasury Note 0.250% 5/31/14	2,000,000	2,000,240
U.S. Treasury Note 0.250% 6/30/14	2,770,000	2,770,780
U.S. Treasury Note 0.250% 8/31/14	6,075,000	6,077,812
U.S. Treasury Note 0.250% 9/30/14	2,500,000	2,501,666
U.S. Treasury Note 0.250% 10/31/14	1,525,000	1,526,149
U.S. Treasury Note 0.750% 6/15/14	4,075,000	4,080,108
U.S. Treasury Note 1.250% 4/15/14	6,260,000	6,262,670

		34,220,653

TOTAL SHORT-TERM INVESTMENTS (Cost $271,167,930)		271,167,930

TOTAL INVESTMENTS — 102.5% (Cost $271,167,930) (b)		271,167,930

Other Assets/(Liabilities) — (2.5)%		(6,512,049)

NET ASSETS — 100.0%		$264,655,881

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $155,247,745 or 58.66% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 73.5%

CORPORATE DEBT — 39.3%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$610,000	$629,923

Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	270,000	284,777

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	207,849

Airlines — 0.0%
United Air Lines, Inc. (a) 10.110% 2/19/2006	7,281	3,650

Auto Manufacturers — 0.6%
General Motors Co. (b) 3.500% 10/02/18	205,000	208,844
Hyundai Capital America (b) 2.550% 2/06/19	170,000	169,908
Volvo Treasury AB (b) 5.950% 4/01/15	750,000	787,410

		1,166,162

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	311,000	339,768

Banks — 2.7%
Capital One Financial Corp. 2.125% 7/15/14	150,000	150,689
Capital One Financial Corp. 7.375% 5/23/14	85,000	85,825
Deutsche Bank AG 1.400% 2/13/17	210,000	210,006
Deutsche Bank AG 2.500% 2/13/19	335,000	336,041
First Horizon National Corp. 5.375% 12/15/15	1,984,000	2,110,789
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,530,000	1,582,040
Regions Financial Corp. 5.750% 6/15/15	515,000	543,141
Regions Financial Corp. 7.500% 5/15/18	130,000	153,425
Skandinaviska Enskilda Banken AB (b) 2.375% 3/25/19	200,000	199,463
SVB Financial Group 5.375% 9/15/20	75,000	83,231
Wells Fargo & Co. 3.625% 4/15/15	210,000	216,769

	Principal Amount	Value
Zions Bancorp. 6.000% 9/15/15	$6,000	$6,314

		5,677,733

Beverages — 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	635,000	665,162

Building Materials — 0.9%
Lafarge SA (b) 6.200% 7/09/15	400,000	423,000
Lafarge SA 6.500% 7/15/16	185,000	203,500
Masco Corp. 4.800% 6/15/15	490,000	508,375
Owens Corning, Inc. 6.500% 12/01/16	675,000	745,351

		1,880,226

Chemicals — 1.5%
Ashland, Inc. 3.000% 3/15/16	641,000	653,820
Cabot Corp. 5.000% 10/01/16	330,000	359,362
Incitec Pivot Ltd. (b) 4.000% 12/07/15	1,090,000	1,132,562
LyondellBasell Industries NV 5.000% 4/15/19	200,000	222,692
NOVA Chemicals Corp. 8.625% 11/01/19	150,000	162,375
RPM International, Inc. 6.125% 10/15/19	300,000	338,792
Yara International ASA (b) 5.250% 12/15/14	365,000	375,442

		3,245,045

Commercial Services — 1.1%
The ADT Corp. 2.250% 7/15/17	295,000	291,501
Brambles USA, Inc. (b) 3.950% 4/01/15	265,000	272,503
Donnelley (R.R.) & Sons Co. 4.950% 4/01/14	180,000	180,000
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	11,000	11,495
Equifax, Inc. 4.450% 12/01/14	825,000	845,340
The Western Union Co. 5.930% 10/01/16	545,000	603,469

		2,204,308

Computers — 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	415,000	435,660

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett-Packard Co. 2.125% 9/13/15	$135,000	$137,642
Hewlett-Packard Co. 2.200% 12/01/15	175,000	179,092
Hewlett-Packard Co. 3.000% 9/15/16	85,000	88,746

		841,140

Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.375% 11/01/15	345,000	356,032
Arrow Electronics, Inc. 3.000% 3/01/18	105,000	106,154

		462,186

Diversified Financial — 7.7%
Air Lease Corp. 3.375% 1/15/19	365,000	370,019
Aircastle Ltd. 9.750% 8/01/18	430,000	463,024
Citigroup, Inc. 5.500% 10/15/14	52,000	53,370
Citigroup, Inc. 5.500% 2/15/17	1,000,000	1,103,822
Citigroup, Inc. 6.375% 8/12/14	437,000	446,175
ERAC USA Finance LLC (b) 5.900% 11/15/15	1,000,000	1,077,867
Ford Motor Credit Co. LLC 3.875% 1/15/15	455,000	465,863
Ford Motor Credit Co. LLC 12.000% 5/15/15	215,000	241,321
General Motors Financial Co., Inc. 2.750% 5/15/16	145,000	146,900
The Goldman Sachs Group, Inc. 1.600% 11/23/15	230,000	232,387
Hyundai Capital America (b) 3.750% 4/06/16	1,875,000	1,959,673
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (b) 3.500% 3/15/17	180,000	181,800
International Lease Finance Corp. FRN 2.183% 6/15/16	750,000	755,625
International Lease Finance Corp. 3.875% 4/15/18	100,000	102,000
International Lease Finance Corp. 5.750% 5/15/16	741,000	797,042
Janus Capital Group, Inc. 6.700% 6/15/17	953,000	1,075,976
JP Morgan Chase & Co. 3.450% 3/01/16	890,000	932,033
JP Morgan Chase & Co. 5.125% 9/15/14	885,000	903,601

	Principal Amount	Value
Lazard Group LLC 6.850% 6/15/17	$219,000	$248,989
Merrill Lynch & Co., Inc. 5.700% 5/02/17	1,200,000	1,334,694
Merrill Lynch & Co., Inc. 6.050% 5/16/16	750,000	819,755
Morgan Stanley 2.875% 7/28/14	750,000	755,384
Morgan Stanley 3.800% 4/29/16	1,000,000	1,053,259
Morgan Stanley 4.200% 11/20/14	335,000	342,598
Morgan Stanley 6.000% 4/28/15	175,000	184,729

		16,047,906

Electric — 1.9%
Ameren Corp. 8.875% 5/15/14	1,256,000	1,268,032
IPALCO Enterprises, Inc. 5.000% 5/01/18	315,000	333,113
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	2,110,000	2,315,725
Kansas Gas & Electric Co. 5.647% 3/29/21	34,836	37,341

		3,954,211

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	115,000	119,313

Electronics — 0.3%
Amphenol Corp. 2.550% 1/30/19	215,000	214,207
Avnet, Inc. 6.625% 9/15/16	220,000	245,439
Jabil Circuit, Inc. 7.750% 7/15/16	145,000	164,575

		624,221

Engineering & Construction — 0.1%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	202,412

Foods — 0.3%
Safeway, Inc. 5.625% 8/15/14	145,000	147,132
Tyson Foods, Inc. 6.600% 4/01/16	510,000	563,259

		710,391

Forest Products & Paper — 0.3%
Domtar Corp. 7.125% 8/15/15	280,000	300,307
Domtar Corp. 10.750% 6/01/17	325,000	408,035

		708,342

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	$100,000	$98,004

Health Care – Products — 0.1%
Hospira, Inc. 5.200% 8/12/20	155,000	165,599

Holding Company – Diversified — 0.3%
Leucadia National Corp. 8.125% 9/15/15	500,000	546,875

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	40,000	40,246

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	115,000	116,395

Insurance — 0.9%
American International Group, Inc. 3.000% 3/20/15	800,000	819,113
AXIS Specialty Finance PLC 2.650% 4/01/19	90,000	89,867
Genworth Financial, Inc. 5.750% 6/15/14	850,000	859,437
Prudential Financial, Inc. 3.875% 1/14/15	115,000	117,964
Willis Group Holdings PLC 4.125% 3/15/16	55,000	57,753

		1,944,134

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	345,000	405,537

Investment Companies — 0.2%
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	175,000	177,012
Xstrata Finance Canada Ltd. (b) 2.850% 11/10/14	250,000	252,397

		429,409

Iron & Steel — 0.9%
ArcelorMittal 4.250% 2/25/15	600,000	612,750
ArcelorMittal 9.500% 2/15/15	830,000	886,025
Commercial Metals Co. 6.500% 7/15/17	120,000	134,100
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	202,572

		1,835,447

Lodging — 0.1%
Wyndham Worldwide Corp. 2.950% 3/01/17	165,000	168,243

	Principal Amount	Value
Machinery – Diversified — 0.4%
CNH Capital LLC 3.250% 2/01/17	$105,000	$107,100
CNH Capital LLC 3.625% 4/15/18	100,000	101,750
CNH Capital LLC 3.875% 11/01/15	150,000	154,125
CNH Capital LLC 6.250% 11/01/16	190,000	208,287
Roper Industries, Inc. 1.850% 11/15/17	350,000	351,478

		922,740

Manufacturing — 1.6%
Bombardier, Inc. (b) 4.250% 1/15/16	398,000	413,920
Harsco Corp 2.700% 10/15/15	1,106,000	1,115,401
Textron, Inc. 6.200% 3/15/15	900,000	944,750
Tyco Electronics Group SA 6.550% 10/01/17	700,000	809,463

		3,283,534

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	165,000	168,656

Mining — 1.0%
Rio Tinto Finance USA PLC 1.375% 6/17/16	727,000	733,246
Vale Overseas Ltd. 6.250% 1/11/16	1,250,000	1,356,640

		2,089,886

Office Equipment/Supplies — 0.4%
Pitney Bowes, Inc. 4.750% 1/15/16	95,000	100,792
Pitney Bowes, Inc. 5.750% 9/15/17	33,000	37,189
Xerox Corp. 4.250% 2/15/15	90,000	92,731
Xerox Corp. 8.250% 5/15/14	665,000	670,577

		901,289

Oil & Gas — 1.9%
Chesapeake Energy Corp. 3.250% 3/15/16	650,000	656,500
Chesapeake Energy Corp. 9.500% 2/15/15	240,000	255,900
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	40,000	37,500
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	390,000	396,825

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newfield Exploration Co. 6.875% 2/01/20	$150,000	$159,750
Petrobras International Finance Co. 3.875% 1/27/16	1,000,000	1,026,939
Petroleos Mexicanos (b) 3.125% 1/23/19	50,000	51,200
Rowan Cos., Inc. 5.000% 9/01/17	55,000	59,884
Tesoro Corp. 9.750% 6/01/19	145,000	154,338
Transocean, Inc. 4.950% 11/15/15	948,000	1,006,470
Transocean, Inc. 5.050% 12/15/16	100,000	108,768

		3,914,074

Oil & Gas Services — 0.4%
SESI LLC 6.375% 5/01/19	110,000	117,150
Superior Energy Services, Inc. 7.125% 12/15/21	465,000	518,475
Weatherford International Ltd. 5.500% 2/15/16	225,000	241,761

		877,386

Pharmaceuticals — 0.7%
AbbVie, Inc. 1.750% 11/06/17	200,000	200,632
McKesson Corp. 1.292% 3/10/17	85,000	84,788
McKesson Corp. 2.284% 3/15/19	85,000	84,300
Mylan, Inc. (b) 7.875% 7/15/20	850,000	952,828
Warner Chilcott Co. LLC 7.750% 9/15/18	200,000	213,500

		1,536,048

Pipelines — 0.4%
Boardwalk Pipelines LP 5.875% 11/15/16	375,000	407,250
Enable Oklahoma Intrastate Transmission LLC (b) 6.875% 7/15/14	305,000	309,600
Energy Transfer Partners LP FRN 3.255% 11/01/66	200,000	183,000
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	35,000	36,097

		935,947

Real Estate — 1.0%
ProLogis LP 5.625% 11/15/15	445,000	477,694
ProLogis LP 6.625% 5/15/18	550,000	639,959

	Principal Amount	Value
Regency Centers LP 5.250% 8/01/15	$855,000	$901,979

		2,019,632

Real Estate Investment Trusts (REITS) — 4.8%
American Tower Corp. 4.625% 4/01/15	900,000	932,385
ARC Properties Operating Partnership LP/Clark Acquisition LLC (b) 2.000% 2/06/17	225,000	225,067
ARC Properties Operating Partnership LP/Clark Acquisition LLC (b) 3.000% 2/06/19	110,000	109,499
Boston Properties LP 5.625% 4/15/15	1,000,000	1,050,403
DDR Corp. 7.500% 7/15/18	925,000	1,099,692
Developers Diversified Realty Corp. 5.500% 5/01/15	880,000	921,168
Duke Realty LP 5.500% 3/01/16	250,000	269,703
Duke Realty LP 5.950% 2/15/17	550,000	612,518
Duke Realty LP 8.250% 8/15/19	200,000	247,631
Federal Realty Investment Trust 6.200% 1/15/17	800,000	903,534
HCP, Inc. 6.000% 1/30/17	550,000	618,702
Highwoods Realty LP 5.850% 3/15/17	275,000	305,858
Highwoods Realty LP 7.500% 4/15/18	25,000	29,429
Mid-America Apartments LP (b) 6.250% 6/15/14	1,000,000	1,011,000
Realty Income Corp. 2.000% 1/31/18	25,000	24,725
Realty, Inc. 5.950% 9/15/16	750,000	830,173
UDR, Inc. 5.250% 1/15/15	400,000	413,835
UDR, Inc. 5.250% 1/15/16	350,000	374,349

		9,979,671

Retail — 0.4%
Best Buy Co., Inc. 3.750% 3/15/16	575,000	592,250
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	90,000	106,110
QVC, Inc. (b) 3.125% 4/01/19	150,000	149,060

		847,420

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans — 0.6%
Glencore Funding LLC (b) 1.700% 5/27/16	$369,000	$370,241
Glencore Funding LLC (b) 6.000% 4/15/14	875,000	876,573

		1,246,814

Software — 0.2%
ManTech International Corp. 7.250% 4/15/18	190,000	197,172
Oracle Corp. 1.200% 10/15/17	200,000	198,428

		395,600

Telecommunications — 1.7%
CenturyLink, Inc. 5.000% 2/15/15	785,000	810,512
MetroPCS Wireless, Inc. 7.875% 9/01/18	100,000	106,250
Qwest Corp. 8.375% 5/01/16	315,000	358,018
Sprint Communications, Inc. (b) 9.000% 11/15/18	395,000	482,888
Telecom Italia Capital 6.175% 6/18/14	478,000	482,780
Telefonica Emisiones SAU 6.421% 6/20/16	130,000	143,875
Verizon Communications, Inc. 2.500% 9/15/16	70,000	72,483
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,000,000	1,036,250

		3,493,056

Transportation — 1.1%
Asciano Finance (b) 3.125% 9/23/15	1,590,000	1,630,292
Asciano Finance (b) 5.000% 4/07/18	147,000	157,852
Ryder System, Inc. 2.500% 3/01/18	475,000	480,002
Ryder System, Inc. 2.550% 6/01/19	65,000	64,591

		2,332,737

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	30,000	31,556
GATX Corp. 4.750% 5/15/15	70,000	73,027
GATX Corp. 8.750% 5/15/14	220,000	222,093
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	125,000	128,122

	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	$200,000	$204,928
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.750% 5/11/17	770,000	817,330

		1,477,056

TOTAL CORPORATE DEBT (Cost $81,030,917)		82,146,160

MUNICIPAL OBLIGATIONS — 0.5%
Louisiana State Public Facilities Authority FRN 1.138% 4/26/27	182,651	183,793
North Carolina State Education Assistance Authority FRN 1.139% 1/26/26	342,615	344,829
State of California 5.950% 4/01/16	75,000	82,439
State of Illinois 5.365% 3/01/17	400,000	437,040

		1,048,101

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,001,446)		1,048,101

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.0%
Automobile ABS — 2.9%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	85,561	85,866
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (b) 0.705% 3/15/20	98,613	98,784
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (b) 2.054% 8/20/16	300,000	304,056
California Republic Auto Receivables Trust, Series 2012-1, Class A (b) 1.180% 8/15/17	159,316	159,649
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (b) 1.410% 9/17/18	719,610	721,960
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	200,097	199,843
CarNow Auto Receivables Trust, Series 2013-1A, Class A (b) 1.160% 10/16/17	127,302	127,284

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CFC LLC, Series 2013-1A, Class A (b) 1.650% 7/17/17	$101,216	$101,563
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (b) 0.906% 11/07/23	254,622	255,556
CPS Auto Trust, Series 2013-D, Class A (b) 1.540% 7/16/18	304,694	305,589
CPS Auto Trust, Series 2013-B, Class A (b) 1.820% 9/15/20	571,696	573,201
CPS Auto Trust, Series 2010-PG5, Class A (b) 9.250% 1/15/18	385,061	388,120
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (b) 2.200% 9/16/19	350,000	351,917
DT Auto Owner Trust, Series 2013-1A, Class A (b) 0.750% 5/16/16	123,802	123,824
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (b) 1.140% 11/20/17	176,038	176,558
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (b) 1.620% 5/20/17	57,679	57,788
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (b) 1.290% 10/16/17	128,173	128,441
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (b) 1.290% 5/15/18	260,188	260,880
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (b) 1.440% 10/15/19	300,000	299,647
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (b) 1.960% 11/15/17	43,709	43,811
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	167,947	167,870
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	268,597	268,043
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (b) 3.740% 2/25/17	170,000	178,125
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	100,000	103,470
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (b) 1.230% 12/15/15	16,356	16,359

	Principal Amount	Value
Rental Car Finance Corp., Series 2011-1A, Class A1 (b) 2.510% 2/25/16	$130,000	$131,404
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	290,000	298,118
Wheels SPV LLC, Series 2012-1, Class A2 (b) 1.190% 3/20/21	104,535	104,806

		6,032,532

Commercial MBS — 5.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.825% 2/10/51	258,199	287,577
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.246% 2/10/51	475,000	537,973
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	335,000	352,131
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	295,000	303,362
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	278,048
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	245,206
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	82,909	83,139
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	425,000	467,577
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	290,000	315,683
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	110,000	122,559
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.751% 9/11/38	400,000	433,715

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.888% 6/11/50	$425,000	$477,990
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (b) 0.955% 3/15/29	365,000	365,000
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	299,697
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.793% 6/10/46	225,000	243,108
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.799% 12/10/49	390,000	436,878
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	330,639	331,672
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	143,912	145,293
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	235,000	245,785
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	365,412	381,571
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.820% 7/10/38	107,555	116,820
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	485,000	522,410
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	485,000	525,978
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	535,982
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.868% 6/12/46	245,000	265,966
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	250,000	280,868

	Principal Amount	Value
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	$200,000	$217,489
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	437,244
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	300,000	328,514
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	64,604	65,219
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.281% 1/11/43	150,000	171,819
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	169,886	168,187
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.551% 8/15/39	231,280	236,176
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.551% 8/15/39	200,000	211,200
VFC LLC (Acquired 9/19/13, Cost $930,000), Series 2013-1, Class A (b) (c) 3.130% 3/20/26	392,627	396,933
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.339% 12/15/44	355,000	376,611
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	255,000
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	182,386
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	209,005

		11,857,771

Home Equity ABS — 2.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.424% 8/25/35	104,661	103,440
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.484% 11/25/35	155,592	152,177
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.504% 9/25/35	63,687	63,458

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C FRN 0.514% 7/25/35	$9,446	$9,432
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.894% 11/25/34	57,651	57,391
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.814% 6/25/35	130,101	127,659
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.829% 2/25/35	94,825	92,927
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.738% 8/28/44	4,649	4,643
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.564% 12/25/33	33,156	32,885
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT4, Class M2 FRN 0.584% 7/25/35	88,275	85,091
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.604% 8/25/35	138,721	131,359
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.614% 9/25/34	34,449	34,226
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.054% 2/25/35	102,644	85,862
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.444% 7/25/36	136,304	135,187
Fieldstone Mortgage Investment Corp., Series 2004-4, Class M2 FRN 1.729% 10/25/35	148,569	147,365
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.574% 5/25/36	254,609	248,215
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.584% 5/25/35	224,989	222,368
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.394% 1/25/36	121,600	118,919
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.584% 4/25/35	112,242	104,927
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.324% 8/25/36	94,832	92,363

	Principal Amount	Value
HSBC Home Equity Loan Trust, Series 2005-1, Class M FRN 0.687% 1/20/34	$167,810	$143,534
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.934% 12/25/32	124,945	121,859
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.434% 8/25/45	936	931
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.904% 2/25/35	19,802	19,706
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.979% 6/25/35	313,504	304,437
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.354% 8/25/36	165,171	160,628
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.888% 6/28/35	412,844	411,129
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.654% 7/25/35	218,868	215,626
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	42	45
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.624% 5/25/35	43,412	43,073
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.414% 9/25/35	153,176	150,161
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.534% 8/25/35	187,480	184,316
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.654% 3/25/35	151,039	148,025
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.344% 3/25/36	32,172	32,057
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.584% 11/25/35	285,000	280,015
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (b) 0.434% 1/25/37	309,028	305,030
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.494% 3/25/36	37,421	37,225

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.514% 8/25/35	$92,160	$91,029

		4,698,720

Other ABS — 6.8%
321 Henderson Receivables I LLC, Series 2010-3A, Class A (b) 3.820% 12/15/48	457,407	480,016
ARL First LLC, Series 2012-1A, Class A1 FRN (b) 1.905% 12/15/42	129,875	132,165
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (b) 1.040% 1/10/17	520,000	519,944
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (b) 1.580% 10/10/18	240,000	239,954
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	209,364	219,897
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (b) 1.756% 4/17/25	535,000	535,000
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.337% 8/18/21	448,542	444,662
Direct Capital Funding V LLC, Series 2013-2, Class A2 (b) 1.730% 8/20/18	385,000	384,713
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	446,200	477,483
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (b) 5.489% 7/15/24	169,487	176,091
Drug Royalty II LP 1, Series 2012-1, Class A1 FRN (b) 4.239% 1/15/25	187,964	194,748
FRS I LLC, Series 2013-1A, Class A1 (b) 1.800% 4/15/43	136,791	135,927
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (b) 0.479% 4/25/19	729,532	724,993
Global Container Assets Ltd., Series 2013-1A, Class A1 (b) 2.200% 11/05/28	215,894	214,982
Hercules Capital Funding Trust, Series 2012-1A, Class A (b) 3.320% 12/16/17	157,852	158,296
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.405% 6/02/17	250,000	253,837

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	$401,443	$400,322
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2 (b) 1.147% 5/16/44	235,000	234,424
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	229,215	229,502
Icon Brands Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	93,000	92,738
Icon Brands Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	201,275	200,402
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (b) 0.880% 11/15/15	690,000	689,517
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (b) 4.809% 7/20/31	374,429	383,395
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.099% 4/25/35	621,293	604,455
MVW Owner Trust, Series 2013-1A, Class A (b) 2.150% 4/22/30	226,222	228,223
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (b) 1.697% 11/20/16	288,380	288,380
New Residential Advance Receivables Trust, Series 2014-T1, Class A1 (b) (d) 1.274% 3/15/45	455,000	455,000
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	63,319	63,329
Newport Waves CDO (Acquired 5/4/10, Cost $129,353), Series 2007-1A, Class A3LS FRN (b) (c) 0.835% 6/20/14	225,000	225,090
Oak Hill Credit Partners IV Ltd., Series 2005-4A, Class A1B FRN (b) 0.486% 5/17/21	531,488	531,148
Oxford Finance Funding Trust, Series 2012-1A, Class A (b) 3.900% 3/15/17	250,705	253,055
PFS Financing Corp., Series 2012-BA, Class A FRN (b) 0.855% 10/17/16	1,000,000	1,002,163

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PFS Financing Corp., Series 2011-BA, Class A FRN (b) 1.655% 10/17/16	$350,000	$352,008
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (b) 2.280% 11/20/25	177,162	177,112
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	93,853	95,451
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (b) 3.370% 7/20/28	80,406	82,420
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	225,000	226,355
SVO VOI Mortgage LLC, Series 2010-AA, Class A (b) 3.650% 7/20/27	91,644	93,853
TAL Advantage LLC, Series 2006-1A FRN (b) 0.347% 4/20/21	291,667	288,289
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (b) 0.410% 5/15/20	243,250	241,909
Textainer Marine Containers Ltd., Series 2012-1A, Class A (b) 4.210% 4/15/27	242,500	242,751
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (b) 0.854% 12/10/18	355,000	356,108
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.555% 10/15/15	314,000	317,391
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (b) 2.655% 7/15/41	357,684	366,403
Triton Container Finance LLC, Series 2012-1A, Class A (b) 4.210% 5/14/27	261,333	261,974

		14,275,875

Student Loans ABS — 3.2%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	62,885	62,382
Access Group, Inc., Series 2004-A, Class A2 FRN 0.499% 4/25/29	262,151	259,464
Access Group, Inc., Series 2002-1, Class A4 VRN 1.657% 9/01/37	155,000	143,371
Access Group, Inc., Series 2003-A, Class A3 FRN 1.658% 7/01/38	188,733	167,169

	Principal Amount	Value
Brazos Student Finance Corp., Series 2003-A, Class A3 FRN 1.655% 7/01/38	$200,000	$195,163
College Loan Corp. Trust, Series 2007-2, Class A1 FRN 0.489% 1/25/24	550,000	510,417
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	450,000	381,375
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.393% 12/15/22	86,907	86,613
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	250,000	248,125
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.655% 6/15/43	200,000	196,220
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.900% 6/15/43	100,000	81,978
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (b) 0.305% 5/25/23	153,078	151,761
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (b) 0.335% 8/25/25	418,370	417,270
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	187,011	185,589
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.539% 10/28/41	164,799	163,824
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.544% 9/27/35	260,000	249,886
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.757% 9/20/22	20,530	20,538
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.344% 2/25/28	85,148	84,522
National Collegiate Student Loan Trust, Series 2005-GATE, Class A1 FRN (b) (d) 0.605% 4/28/23	240,993	231,353
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.954% 4/25/46	113,882	115,103
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.335% 10/28/26	119,722	119,202

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2004-2 FRN 0.355% 4/28/16	$25,428	$25,425
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.443% 5/28/26	93,618	93,331
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.319% 1/25/18	71,752	71,704
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.359% 1/15/19	16,926	16,922
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.409% 7/15/36	670,000	663,478
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (b) 0.500% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (b) 1.255% 12/15/21	550,193	552,542
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (b) 1.255% 8/15/23	154,422	155,479
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (b) 1.555% 8/15/25	202,068	204,302
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.644% 12/15/16	145,000	144,955
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 1.645% 12/15/16	125,000	124,961
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.645% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2013-4, Class B FRN 1.654% 12/28/43	120,000	112,142
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.655% 6/17/30	50,000	48,534
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.425% 10/28/28	45,099	45,004
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.689% 1/25/21	20,432	20,433

		6,600,459

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.754% 8/25/34	24,155	23,512

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	$5,487	$5,402
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.010% 9/25/33	1,443	1,302
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.563% 8/25/34	4,292	4,065
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.264% 5/25/37	112,616	73,970
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.365% 8/25/34	16,201	13,694
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.404% 8/25/36	28,411	26,010
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.247% 2/25/34	2,000	1,867
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.494% 7/25/33	1,017	1,027
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	52	52
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	60,363	61,269
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.414% 7/25/35	5,638	5,617
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.567% 3/25/34	10,850	10,926
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.532% 4/25/44	25,041	24,893

		253,606

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.404% 11/25/37	159,330	156,728
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.745% 6/25/32	6,570	6,131

		162,859

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,355,837)		43,881,822

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.4%
Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp.
Series 4291, Class K 3.000% 5/15/38	$1,098,027	$1,097,510
Series 4290, Class CA 3.500% 12/15/38	1,467,434	1,502,447
Series 2178, Class PB 7.000% 8/15/29	23,522	26,689
Federal National Mortgage Association Series 2014-14, Class A 3.500% 2/25/37	815,000	837,386
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	23,781	26,742

		3,490,774

Pass-Through Securities — 4.8%
Federal Home Loan Mortgage Corp.
Pool #E85389 6.000% 9/01/16	2,725	2,856
Pool #G11431 6.000% 2/01/18	2,323	2,451
Pool #E85301 6.500% 9/01/16	10,070	10,595
Pool #E85032 6.500% 9/01/16	923	968
Pool #E85409 6.500% 9/01/16	8,089	8,497
Pool #C01079 7.500% 10/01/30	714	844
Pool #C01135 7.500% 2/01/31	2,022	2,387
Pool #554904 9.000% 3/01/17	12	13
Federal National Mortgage Association
Pool #725692 2.269% 10/01/33 FRN	62,860	66,199
Pool #888586 2.342% 10/01/34 FRN	64,307	67,917
Pool #775539 2.367% 5/01/34 FRN	23,544	24,607
Pool #587994 6.000% 6/01/16	1,218	1,270
Pool #253880 6.500% 7/01/16	3,910	4,085
Pool #575667 7.000% 3/01/31	2,768	3,204
Pool #497120 7.500% 8/01/29	66	77
Pool #529453 7.500% 1/01/30	608	716

	Principal Amount	Value
Pool #531196 7.500% 2/01/30	$83	$97
Pool #532418 7.500% 2/01/30	935	1,100
Pool #530299 7.500% 3/01/30	100	117
Pool #536386 7.500% 4/01/30	102	120
Pool #535996 7.500% 6/01/31	2,907	3,406
Pool #523499 8.000% 11/01/29	115	133
Pool #252926 8.000% 12/01/29	75	90
Pool #532819 8.000% 3/01/30	53	63
Pool #537033 8.000% 4/01/30	916	1,101
Pool #534703 8.000% 5/01/30	628	752
Pool #253437 8.000% 9/01/30	73	87
Pool #253481 8.000% 10/01/30	30	36
Pool #190317 8.000% 8/01/31	1,381	1,654
Pool #596656 8.000% 8/01/31	703	805
Pool #602008 8.000% 8/01/31	2,092	2,512
Pool #597220 8.000% 9/01/31	1,460	1,757
Federal National Mortgage Association TBA
Pool #299 2.500% 9/01/27 (e)	8,300,000	8,292,219
Pool #45577 5.500% 11/01/34 (e)	944,000	1,041,940
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	650	739
Pool #352022 7.000% 11/15/23	3,046	3,472
Pool #491089 7.000% 12/15/28	6,712	7,813
Pool #483598 7.000% 1/15/29	905	1,051
Pool #478658 7.000% 5/15/29	515	602
Pool #500928 7.000% 5/15/29	1,222	1,421

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #498541 7.000% 6/15/29	$9	$9
Pool #499410 7.000% 7/15/29	297	347
Pool #510083 7.000% 7/15/29	542	632
Pool #493723 7.000% 8/15/29	2,556	2,989
Pool #581417 7.000% 7/15/32	5,940	6,970
Pool #591581 7.000% 8/15/32	3,049	3,583
Pool #210946 7.500% 3/15/17	819	880
Pool #203940 7.500% 4/15/17	1,072	1,147
Pool #181168 7.500% 5/15/17	225	243
Pool #193870 7.500% 5/15/17	952	1,025
Pool #226163 7.500% 7/15/17	1,603	1,732
Government National Mortgage Association II
Pool #008746 1.625% 11/20/25 FRN	1,719	1,763
Pool #080136 1.625% 11/20/27 FRN	300	308
Pool #82488 2.000% 3/20/40 FRN	188,534	195,174
Pool #82462 3.500% 1/20/40 FRN	171,580	181,634

		9,958,209

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $13,516,709)		13,448,983

U.S. TREASURY OBLIGATIONS — 6.3%
U.S. Treasury Bonds & Notes — 6.3%
U.S. Treasury Note 0.250% 5/31/14	2,255,000	2,255,705
U.S. Treasury Note 0.625% 9/30/17	875,000	858,739
U.S. Treasury Note 1.000% 5/31/18	1,570,000	1,541,237
U.S. Treasury Note 1.500% 8/31/18	3,965,000	3,957,798
U.S. Treasury Note 1.625% 8/15/22	2,105,000	1,957,321

	Principal Amount	Value
U.S. Treasury Note (f) 2.125% 8/15/21	$2,660,000	$2,614,151

		13,184,951

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,344,195)		13,184,951

TOTAL BONDS & NOTES (Cost $152,249,104)		153,710,017

TOTAL LONG-TERM INVESTMENTS (Cost $152,249,104)		153,710,017

SHORT-TERM INVESTMENTS — 30.8%
Commercial Paper — 30.7%
AGL Capital Corp. (b) 0.320% 4/07/14	5,000,000	4,999,733
Centrica PLC (b) 0.340% 6/23/14	5,000,000	4,996,081
Enbridge, Inc. (b) 0.300% 4/23/14	5,288,000	5,287,030
ERAC USA Finance LLC (b) 0.340% 6/19/14	1,500,000	1,498,881
FMC Technologies, Inc. (b) 0.310% 6/24/14	1,500,000	1,498,915
Holcim US Finance Sarl & Cie (b) 0.400% 4/08/14	2,000,000	1,999,844
Holcim US Finance Sarl & Cie (b) 0.410% 4/15/14	2,500,000	2,499,601
Intercontinental Exchange, Inc. (b) 0.304% 5/28/14	1,100,000	1,099,477
Noble Corp. (b) 0.300% 4/02/14	3,057,000	3,056,975
Pall Corp. (b) 0.250% 4/08/14	1,600,000	1,599,922
Plains All American Pipeline LP (b) 0.250% 4/07/14	2,000,000	1,999,917
Rockwell Collins, Inc. (b) 0.290% 5/01/14	3,000,000	2,999,275
Sabmiller Holdings, Inc. 0.320% 6/19/14	$1,500,000	1,498,947
Sempra Energy Holdings (b) 0.611% 12/09/14	2,500,000	2,489,500
Sempra Energy Holdings (b) 0.715% 3/06/15	2,500,000	2,483,521
South Carolina Electric & Gas 0.220% 4/07/14	4,735,000	4,734,826
Spectra Energy Capital LLC (b) 0.240% 4/08/14	5,000,000	4,999,767

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tesco Treasury Services PLC (b) 0.300% 6/12/14	$1,000,000	$999,400
Time Warner Cable, Inc. (b) 0.304% 4/17/14	800,000	799,893
Virginia Electric and Power Co. 0.294% 4/22/14	4,300,000	4,299,273
Volvo Group Treasury NA (b) 0.260% 4/11/14	5,250,000	5,249,621
Xcel Energy, Inc. (b) 0.010% 7/14/14	2,000,000	1,997,689
Xcel Energy, Inc. (b) 0.499% 10/10/14	1,000,000	997,387

		64,085,475

Time Deposits — 0.1%
Euro Time Deposit 0.010% 4/01/14	144,967	144,967

TOTAL SHORT-TERM INVESTMENTS (Cost $64,230,442)		64,230,442

TOTAL INVESTMENTS — 104.3% (Cost $216,479,546) (g)		217,940,459

Other Assets/(Liabilities) — (4.3)%		(8,932,660)

NET ASSETS — 100.0%		$209,007,799

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2014, these securities amounted to a value of $3,650 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $97,898,364 or 46.84% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2014, these securities amounted to a value of $622,023 or 0.30% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $686,353 or 0.33% of net assets.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.2%

COMMON STOCK — 97.2%
Basic Materials — 7.8%
Chemicals — 4.0%
A. Schulman, Inc.	37,502	$1,359,823
Cytec Industries, Inc.	14,831	1,447,654
Intrepid Potash, Inc. (a) (b)	52,690	814,587
Tronox Ltd. Class A	38,740	920,850

		4,542,914

Forest Products & Paper — 1.7%
P.H. Glatfelter Co.	72,020	1,960,384

Mining — 2.1%
Century Aluminum Co. (a)	82,370	1,088,108
Kaiser Aluminum Corp.	19,370	1,383,405

		2,471,513

		8,974,811

Communications — 3.6%
Internet — 1.3%
Web.com Group, Inc. (a)	45,780	1,557,893

Telecommunications — 2.3%
Finisar Corp. (a)	98,244	2,604,449

		4,162,342

Consumer, Cyclical — 14.5%
Airlines — 0.8%
Spirit Airlines, Inc. (a)	15,150	899,910

Auto Manufacturers — 0.5%
Wabash National Corp. (a)	40,440	556,454

Automotive & Parts — 3.2%
Dana Holding Corp.	129,755	3,019,399
Titan International, Inc. (b)	31,810	604,072

		3,623,471

Home Builders — 0.7%
KB Home	48,700	827,413

Retail — 7.6%
Brinker International, Inc.	23,870	1,251,982
Dunkin’ Brands Group, Inc.	17,028	854,465
Mattress Firm Holding Corp. (a) (b)	34,590	1,654,440
Pier 1 Imports, Inc.	59,440	1,122,227
Popeyes Louisiana Kitchen, Inc. (a)	27,980	1,137,107
Signet Jewelers Ltd.	11,150	1,180,339
Texas Roadhouse, Inc.	60,300	1,572,624

		8,773,184

Storage & Warehousing — 1.7%
Mobile Mini, Inc.	22,440	972,999
Wesco Aircraft Holdings, Inc. (a)	44,040	969,320

		1,942,319

		16,622,751

	Number of Shares	Value
Consumer, Non-cyclical — 24.4%
Biotechnology — 2.0%
Celldex Therapeutics, Inc. (a)	22,750	$401,993
Integra LifeSciences Holdings (a)	19,870	913,821
MorphoSys AG (a)	6,200	574,785
Ultragenyx Pharmaceutical, Inc. (a)	6,990	341,741

		2,232,340

Commercial Services — 11.3%
ABM Industries, Inc.	20,340	584,572
Booz Allen Hamilton Holding Corp.	41,920	922,240
KAR Auction Services, Inc.	82,900	2,516,015
Korn/Ferry International (a)	87,971	2,618,897
LifeLock, Inc. (a)	84,070	1,438,438
MAXIMUS, Inc.	27,720	1,243,519
Monro Muffler Brake, Inc.	11,114	632,164
Paylocity Holding Corp. (a)	11,370	273,448
Robert Half International, Inc.	47,263	1,982,683
Team Health Holdings, Inc. (a)	17,710	792,522

		13,004,498

Foods — 1.1%
Flowers Foods, Inc.	59,065	1,266,944

Health Care – Products — 2.7%
Dexcom, Inc. (a)	25,769	1,065,806
Endologix, Inc. (a)	51,880	667,696
Spectranetics Corp. (a)	44,750	1,356,372

		3,089,874

Health Care – Services — 3.1%
HealthSouth Corp.	40,601	1,458,794
WellCare Health Plans, Inc. (a)	32,893	2,089,363

		3,548,157

Household Products — 2.1%
Acco Brands Corp. (a)	171,460	1,056,193
Prestige Brands Holdings, Inc. (a)	49,331	1,344,270

		2,400,463

Pharmaceuticals — 2.1%
AcelRx Pharmaceuticals, Inc. (a) (b)	25,160	302,172
Aratana Therapeutics, Inc. (a)	19,270	357,651
Keryx Biopharmaceuticals, Inc. (a) (b)	55,780	950,491
Questcor Pharmaceuticals, Inc. (b)	12,392	804,613

		2,414,927

		27,957,203

Energy — 5.5%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a)	95,149	1,139,885

Oil & Gas — 4.5%
EPL Oil & Gas, Inc. (a)	75,418	2,911,135
Valero Energy Partners LP	31,370	1,241,938

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Western Refining, Inc. (b)	27,930	$1,078,098

		5,231,171

		6,371,056

Financial — 20.4%
Banks — 4.6%
BancorpSouth, Inc.	47,120	1,176,115
FirstMerit Corp.	62,475	1,301,354
MB Financial, Inc.	27,470	850,471
Talmer Bancorp, Inc. (a)	42,010	615,027
Webster Financial Corp.	42,030	1,305,452

		5,248,419

Diversified Financial — 1.0%
WisdomTree Investments, Inc. (a)	83,680	1,097,882

Insurance — 0.9%
AmTrust Financial Services, Inc. (b)	28,443	1,069,741

Real Estate Investment Trusts (REITS) — 10.4%
Apollo Commercial Real Estate Finance, Inc.	82,137	1,365,938
Ares Commercial Real Estate Corp.	33,667	451,475
Chatham Lodging Trust	65,060	1,315,513
LaSalle Hotel Properties	88,935	2,784,555
Mid-America Apartment Communities, Inc.	25,038	1,709,344
Redwood Trust, Inc. (b)	92,850	1,882,998
STAG Industrial, Inc.	59,960	1,445,036
Starwood Property Trust, Inc.	43,013	1,014,677

		11,969,536

Savings & Loans — 3.5%
BankUnited, Inc.	44,649	1,552,446
First Niagara Financial Group, Inc.	171,400	1,619,730
Oritani Financial Corp.	56,440	892,316

		4,064,492

		23,450,070

Industrial — 9.2%
Aerospace & Defense — 0.9%
Orbital Sciences Corp. (a)	38,820	1,083,078

Building Materials — 1.2%
Boise Cascade Co. (a)	47,430	1,358,395

Electrical Components & Equipment — 0.9%
Greatbatch, Inc. (a)	21,685	995,775

Electronics — 0.4%
Fluidigm Corp. (a)	9,840	433,649

Engineering & Construction — 0.8%
AECOM Technology Corp. (a)	29,337	943,771

Environmental Controls — 1.3%
Waste Connections, Inc.	32,651	1,432,073

Manufacturing — 0.0%
Matthews International Corp. Class A	960	39,178

	Number of Shares	Value
Packaging & Containers — 0.7%
Packaging Corporation of America	11,819	$831,703

Transportation — 2.4%
Hub Group, Inc. Class A (a)	17,962	718,300
Saia, Inc. (a)	24,726	944,781
Swift Transportation Co. (a)	43,155	1,068,086

		2,731,167

Trucking & Leasing — 0.6%
The Greenbrier Cos., Inc. (a)	14,700	670,320

		10,519,109

Technology — 11.3%
Computers — 3.8%
FleetMatics Group PLC (a)	14,940	499,743
Fortinet, Inc. (a)	75,075	1,653,902
j2 Global, Inc.	19,931	997,547
Unisys Corp. (a)	37,880	1,153,825

		4,305,017

Semiconductors — 3.4%
Cavium, Inc. (a)	45,250	1,978,783
Semtech Corp. (a)	34,936	885,278
Skyworks Solutions, Inc. (a)	28,660	1,075,323

		3,939,384

Software — 4.1%
Guidewire Software, Inc. (a)	38,900	1,908,045
Imperva, Inc. (a)	16,130	898,441
Infoblox, Inc. (a)	49,630	995,578
Proofpoint, Inc. (a)	25,330	939,236

		4,741,300

		12,985,701

Utilities — 0.5%
Water — 0.5%
Aqua America, Inc.	21,335	534,868

TOTAL COMMON STOCK (Cost $85,653,089)		111,577,911

TOTAL EQUITIES (Cost $85,653,089)		111,577,911

Mutual Funds — 8.1%
Diversified Financial — 8.1%
State Street Navigator Securities Lending Prime Portfolio (c)	9,264,499	9,264,499

TOTAL MUTUAL FUNDS (Cost $9,264,499)		9,264,499

TOTAL LONG-TERM INVESTMENTS (Cost $94,917,588)		120,842,410

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 2.7%
Repurchase Agreement — 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (d)	$3,144,534	$3,144,534

Time Deposits — 0.0%
Euro Time Deposit 0.010% 4/01/14	196	196

TOTAL SHORT-TERM INVESTMENTS (Cost $3,144,730)		3,144,730

TOTAL INVESTMENTS — 108.0% (Cost $98,062,318) (e)		123,987,140

Other Assets/(Liabilities) — (8.0)%		(9,184,866)

NET ASSETS — 100.0%		$114,802,274

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $9,034,570 or 7.87% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $3,144,535. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity dates of 11/25/40, and an aggregate market value, including accrued interest, of $3,209,502.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

March 31, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.1%

COMMON STOCK — 92.0%
Basic Materials — 2.7%
Chemicals — 0.5%
Asian Paints Ltd.	59,090	$542,109

Mining — 2.2%
Alrosa AO	468,984	481,936
Glencore International PLC	353,711	1,824,488

		2,306,424

		2,848,533

Communications — 18.1%
Internet — 12.1%
B2W Cia Digital (a)	30,400	370,990
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	29,490	4,493,686
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	9,140	460,839
MercadoLibre, Inc. (b)	8,280	787,511
NAVER Corp.	1,487	1,082,556
Tencent Holdings Ltd.	39,500	2,750,227
Yandex NV (a)	80,080	2,417,615
Youku Tudou, Inc. (a) (b)	16,900	473,876

		12,837,300

Media — 2.6%
Grupo Televisa SAB Sponsored ADR (Mexico)	42,280	1,407,501
Naspers Ltd.	3,061	337,730
Zee Entertainment Enterprises Ltd.	219,786	1,000,507

		2,745,738

Telecommunications — 3.4%
America Movil SAB de CV Sponsored ADR (Mexico)	73,900	1,469,132
MTN Group Ltd.	56,056	1,147,781
Telefonica Brasil SA Sponsored ADR (Brazil) (b)	44,150	937,746

		3,554,659

		19,137,697

Consumer, Cyclical — 9.9%
Apparel — 1.9%
Prada SpA	256,600	1,986,570

Lodging — 1.7%
Genting Bhd	418,200	1,280,661
Home Inns & Hotels Management, Inc. ADR (China) (a) (b)	14,530	469,174

		1,749,835

Retail — 6.3%
Almacenes Exito SA (c)	29,600	443,008
Almacenes Exito SA	32,319	486,439

	Number of Shares	Value
Astra International Tbk PT	2,575,500	$1,672,035
Cie Financiere Richemont SA	12,358	1,183,303
CP ALL PCL	720,500	966,145
InRetail Peru Corp. (a) (c) (d)	11,730	157,123
Jollibee Foods Corp.	136,780	521,561
Salvatore Ferragamo SpA	5,048	148,593
Shinsegae Co. Ltd.	1,775	384,007
SM Investments Corp.	45,260	711,524

		6,673,738

		10,410,143

Consumer, Non-cyclical — 24.0%
Beverages — 8.1%
AMBEV SA	43,980	325,892
Anadolu Efes Biracilik Ve Malt Sanayii AS	54,274	602,042
Carlsberg A/S Class B	19,785	1,971,593
Diageo PLC	26,828	832,655
Fomento Economico Mexicano SAB de CV	140,477	1,310,136
Nigerian Breweries PLC	486,626	456,936
Pernod-Ricard SA	12,401	1,444,781
SABMiller PLC	23,744	1,185,973
Tsingtao Brewery Co. Ltd.	54,000	397,378

		8,527,386

Commercial Services — 4.3%
DP World Ltd.	8,895	159,221
DP World Ltd.	46,206	835,259
Estacio Participacoes SA	105,700	1,064,919
International Container Terminal Services, Inc.	40,950	98,620
Kroton Educacional SA	47,739	1,049,879
Localiza Rent a Car SA	2,100	30,727
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands)	44,250	1,298,738

		4,537,363

Cosmetics & Personal Care — 1.6%
Colgate-Palmolive India Ltd.	19,372	446,035
Natura Cosmeticos SA	71,600	1,202,905

		1,648,940

Foods — 6.5%
BIM Birlesik Magazalar AS	22,788	512,985
Cencosud SA	332,054	1,101,447
Magnit OJSC (a)	10,093	2,331,040
Tingyi Cayman Islands Holding Corp.	578,000	1,664,608
Ulker Biskuvi Sanayi AS	37,361	262,552
Want Want China Holdings Ltd.	633,000	942,334

		6,814,966

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 0.9%
Mindray Medical International Ltd. ADR (Cayman Islands) (b)	12,100	$391,556
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	460,000	525,392

		916,948

Health Care – Services — 0.9%
Apollo Hospitals Enterprise Ltd.	31,037	474,647
Bangkok Dusit Medical Services PCL	1,900	7,790
Diagnosticos da America SA	71,100	474,731

		957,168

Household Products — 0.6%
Hindustan Unilever Ltd.	19,930	202,039
Marico Kaya Enterprises Ltd. (a) (d)	794	1,944
Marico Ltd.	70,929	247,293
Unilever Indonesia Tbk PT	85,000	218,860

		670,136

Pharmaceuticals — 1.1%
Cipla Ltd/India	81,821	524,186
Sinopharm Group Co.	248,000	684,187

		1,208,373

		25,281,280

Diversified — 2.9%
Holding Company – Diversified — 2.9%
Haci Omer Sabanci Holding AS	270,853	1,050,454
Jardine Strategic Holdings Ltd.	26,000	936,792
LVMH Moet Hennessy Louis Vuitton SA	5,856	1,066,037

		3,053,283

Energy — 8.0%
Oil & Gas — 7.3%
CNOOC Ltd.	694,000	1,049,075
NovaTek OAO (e)	22,384	2,471,104
Petroleo Brasileiro SA Sponsored ADR (Brazil) (b)	158,600	2,199,782
Tullow Oil PLC	123,801	1,546,608
Vallares PLC (a)	27,877	456,893

		7,723,462

Oil & Gas Services — 0.7%
China Oilfield Services Ltd.	124,000	292,967
Eurasia Drilling Co. Ltd. (e)	9,400	241,526
Eurasia Drilling Co. Ltd. (e)	5,117	131,149

		665,642

		8,389,104

Financial — 16.5%
Banks — 5.1%
Banco Bradesco SA Sponsored ADR (Brazil)	59,500	813,365

	Number of Shares	Value
Bancolombia SA Sponsored ADR (Colombia) (b)	9,750	$550,680
Commercial International Bank	103,949	540,822
Grupo Financiero Inbursa SAB de CV	221,154	571,370
Guaranty Trust Bank PLC	1,262,170	195,004
ICICI Bank Ltd. Sponsored ADR (India)	38,570	1,689,366
Turkiye Garanti Bankasi AS	216,701	740,355
Zenith Bank PLC	2,228,014	269,980

		5,370,942

Diversified Financial — 6.2%
BM&F BOVESPA SA	385,500	1,911,360
Grupo Financiero Banorte SAB de CV Class O	87,177	589,549
Hong Kong Exchanges and Clearing Ltd.	43,800	664,471
Housing Development Finance Corp.	173,278	2,551,445
Old Mutual PLC	234,624	789,191

		6,506,016

Insurance — 1.4%
AIA Group Ltd.	207,200	984,438
China Life Insurance Co. Ltd.	2,000	5,679
Sul America SA	72,800	486,082

		1,476,199

Real Estate — 3.8%
CapitaMalls Asia Ltd. (b)	87,000	123,722
Cyrela Brazil Realty SA	32,600	196,261
DLF Ltd.	145,668	430,992
Hang Lung Properties Ltd.	104,000	524,324
Hang Lung Properties Ltd.	542,000	1,556,104
SM Prime Holdings, Inc.	1,946,500	633,714
SOHO China Ltd.	742,500	610,733

		4,075,850

		17,429,007

Industrial — 4.9%
Aerospace & Defense — 0.8%
Embraer SA Sponsored ADR (Brazil)	25,490	904,640

Building Materials — 2.4%
Ambuja Cements Ltd.	159,113	537,477
Indocement Tunggal Prakarsa Tbk PT	244,500	503,097
Semen Indonesia Persero Tbk PT	372,500	518,090
Ultratech Cement Ltd.	25,788	946,129

		2,504,793

Engineering & Construction — 0.2%
Airports of Thailand PCL	20,300	121,400
Grupo Aeroportuario del Sureste SAB de CV	4,695	57,668

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Multiplan Empreendimentos Imobiliarios SA	2,600	$55,483

		234,551

Metal Fabricate & Hardware — 1.5%
Tenaris SA Sponsored ADR (Luxembourg) (b)	35,070	1,551,848

		5,195,832

Technology — 5.0%
Computers — 0.9%
Tata Consultancy Services Ltd.	26,354	943,649

Semiconductors — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	579,000	2,262,362

Software — 2.0%
Infosys Technologies Ltd.	38,402	2,115,587

		5,321,598

TOTAL COMMON STOCK (Cost $97,031,325)		97,066,477

PREFERRED STOCK — 2.1%
Communications — 0.1%
Media — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	5,038,404	60,742

Consumer, Cyclical — 1.3%
Retail — 1.3%
Lojas Americanas SA 0.720%	195,900	1,444,428

Financial — 0.5%
Banks — 0.5%
Banco Davivienda SA 3.570%	34,316	443,407
Bancolombia SA 2.790%	6,064	84,382

		527,789

Industrial — 0.2%
Building Materials — 0.2%
Cementos Argos SA 2.330%	47,986	244,317

TOTAL PREFERRED STOCK (Cost $2,237,449)		2,277,276

TOTAL EQUITIES (Cost $99,268,774)		99,343,753

MUTUAL FUNDS — 6.4%
Diversified Financial — 6.4%
State Street Navigator Securities Lending Prime Portfolio (f)	6,772,314	6,772,314

TOTAL MUTUAL FUNDS (Cost $6,772,314)		6,772,314

	Number of Shares	Value
WARRANTS — 0.1%
Consumer, Cyclical — 0.1%
Lodging — 0.1%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	81,500	$72,378

TOTAL WARRANTS (Cost $38,401)		72,378

TOTAL LONG-TERM INVESTMENTS (Cost $106,079,489)		106,188,445

	Principal Amount
SHORT-TERM INVESTMENTS — 5.8%
Repurchase Agreement — 5.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 3/31/14, 0.010%, due 4/01/14 (g)	$6,121,542	6,121,542

TOTAL SHORT-TERM INVESTMENTS (Cost $6,121,542)		6,121,542

TOTAL INVESTMENTS — 106.4% (Cost $112,201,031) (h)		112,309,987

Other Assets/(Liabilities) — (6.4)%		(6,804,579)

NET ASSETS — 100.0%		$105,505,408

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2014, was $6,606,407 or 6.26% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to a value of $600,131 or 0.57% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2014, these securities amounted to a value of $159,067 or 0.15% of net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

to, the registration requirements of the Securities Act of 1933. At March 31, 2014, these securities amounted to a value of $2,843,779 or 2.70% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $6,121,544. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity dates of 5/15/40, and an aggregate market value, including accrued interest, of $6,245,299.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML China Fund (“China Fund”)

MML Equity Fund (“Equity Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Money Market Fund (“Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market

Notes to Portfolio of Investments (Unaudited) (Continued)

value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of March 31, 2014. For the Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2014, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Blend Fund
Asset Investments
Common Stock	$443,551,645	$-	$-		$443,551,645
Preferred Stock	498,000	-	0	+	498,000
Corporate Debt	-	105,788,786	-		105,788,786
Municipal Obligations	-	2,726,510	-		2,726,510
Non-U.S. Government Agency Obligations	-	33,260,570	950,380		34,210,950
Sovereign Debt Obligations	-	2,505,604	-		2,505,604
U.S. Government Agency Obligations and Instrumentalities	-	49,395,496	-		49,395,496
U.S. Treasury Obligations	-	19,766,074	-		19,766,074
Short-Term Investments	-	48,027,508	-		48,027,508

Total Investments	$444,049,645	$261,470,548	$950,380		$706,470,573

Liability Derivatives
Futures Contracts	$(80,712)	$-	$-		$(80,712)

China Fund
Asset Investments
Common Stock	$973,054	$21,416,306 *	$-		$22,389,360
Short-Term Investments	-	263,979	-		263,979

Total Investments	$973,054	$21,680,285	$-		$22,653,339

Equity Fund
Asset Investments
Common Stock	$801,740,945	$16,150,610	$-		$817,891,555
Mutual Funds	5,803,542	-	-		5,803,542
Short-Term Investments	-	12,544,725	-		12,544,725

Total Investments	$807,544,487	$28,695,335	$-		$836,239,822

High Yield Fund
Asset Investments
Bank Loans	$-	$5,512,746	$-		$5,512,746
Corporate Debt	-	145,763,820	0	**	145,763,820
Short-Term Investments	-	4,111,828	-		4,111,828

Total Investments	$-	$155,388,394	$-		$155,388,394

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$11,066,288	$-		$11,066,288
Municipal Obligations	-	435,299	-		435,299
Non-U.S. Government Agency Obligations	-	133,031,361	1,559,113		134,590,474
U.S. Government Agency Obligations and Instrumentalities	-	1,844,327	-		1,844,327
U.S. Treasury Obligations	-	381,448,650	-		381,448,650
Short-Term Investments	-	193,145,938	-		193,145,938

Total Investments	$-	$720,971,863	$1,559,113		$722,530,976

Asset Derivatives
Futures Contracts	$57,171	$-	$-		$57,171

Liability Derivatives
Futures Contracts	$(143,550)	$-	$-		$(143,550)
Swap Agreements	-	(2,947)	-		(2,947)

Total	$(143,550)	$(2,947)	$-		$(146,497)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Managed Bond Fund
Asset Investments
Preferred Stock	$2,365,500	$-		$-	$2,365,500
Corporate Debt	-	628,822,212		-	628,822,212
Municipal Obligations	-	11,407,430		-	11,407,430
Non-U.S. Government Agency Obligations	-	202,734,517		2,609,859	205,344,376
Sovereign Debt Obligations	-	13,179,814		-	13,179,814
U.S. Government Agency Obligations and Instrumentalities	-	308,458,503		-	308,458,503
U.S. Treasury Obligations	-	145,185,880		-	145,185,880
Short-Term Investments	-	254,142,877		-	254,142,877

Total Investments	$2,365,500	$1,563,931,233		$2,609,859	$1,568,906,592

Asset Derivatives
Futures Contracts	$18,966	$-		$-	$18,966

Liability Derivatives
Futures Contracts	$(227,942)	$-		$-	$(227,942)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$82,146,160		$-	$82,146,160
Municipal Obligations	-	1,048,101		-	1,048,101
Non-U.S. Government Agency Obligations	-	42,573,446		1,308,376	43,881,822
U.S. Government Agency Obligations and Instrumentalities	-	13,448,983		-	13,448,983
U.S. Treasury Obligations	-	13,184,951		-	13,184,951
Short-Term Investments	-	64,230,442		-	64,230,442

Total Investments	$-	$216,632,083		$1,308,376	$217,940,459

Asset Derivatives
Futures Contracts	$38,517	$-		$-	$38,517

Liability Derivatives
Futures Contracts	$(8,650)	$-		$-	$(8,650)

Small Cap Equity Fund
Asset Investments
Common Stock	$111,003,126	$574,785	*	$-	$111,577,911
Mutual Funds	9,264,499	-		-	9,264,499
Short-Term Investments	-	3,144,730		-	3,144,730

Total Investments	$120,267,625	$3,719,515		$-	$123,987,140

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$27,313,406	$69,594,004	*	$159,067	$97,066,477
Preferred Stock	832,848	1,444,428		-	2,277,276
Mutual Funds	6,772,314	-		-	6,772,314
Warrants	72,378	-		-	72,378
Short-Term Investments	-	6,121,542		-	6,121,542

Total Investments	$34,990,946	$77,159,974		$159,067	$112,309,987

+	Value is less than $0.50.
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
**	Represents security at $0 value as of March 31, 2014.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *				Transfers Out *
	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs
Strategic Emerging Markets Fund	$1,071,194	**	$469,660	***	$(469,660	)***	$(1,071,194	)**

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 1 and Level 2 as a result of receiving a price directly from a pricing service rather than being fair valued in good faith in accordance with procedures approved by the Board of Trustees.
***	Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/13		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 3/31/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 3/31/14
Blend Fund
Preferred Stock	$-		$-	$-	$-	$-	$-	$-	**	$-	$-	††	$-
Non-U.S. Government
Agency Obligations†	948,100		-	-	2,280	-	-			-	950,380		2,280

	$948,100		$-	$-	$2,280	$-	$-	$-		$-	$950,380		$2,280

High Yield Fund
Corporate Debt	$-	***	$-	$-	$-	$-	$-	$-		$-	$-	****	$-

Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$1,087,257		$-	$-	$1,570	$-	$(354,714)	$-		$-	$734,113		$1,570
Non-U.S. Government
Agency Obligations	-		-	-	-	825,000	-	-		-	825,000		-

	$1,087,257		$-	$-	$1,570	$825,000	$(354,714)	$-		$-	$1,559,113		$1,570

Managed Bond Fund
Non-U.S. Government
Agency Obligations†	$1,172,650		$-	$-	$2,820	$-	$-	$-		$-	$1,175,470		$2,820
Non-U.S. Government
Agency Obligations	-		-	-	-	1,434,389	-	-		-	1,434,389		-

	$1,172,650		$-	$-	$2,820	$1,434,389	$-	$-		$-	$2,609,859		$2,820

Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$812,427		$-	$-	$1,389	$-	$(191,793)	$-		$-	$622,023		$1,389
Non-U.S. Government
Agency Obligations	-		-	-	-	686,353	-	-		-	686,353		-

	$812,427		$-	$-	$1,389	$686,353	$(191,793)	$-		$-	$1,308,376		$1,389

Strategic Emerging Markets Fund
Common Stock	$-		$-	$-	$(19,257)	$14,823	$-	$163,501	**	$-	$159,067		$(19,257)

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.

Notes to Portfolio of Investments (Unaudited) (Continued)

***	Represents security at $0 value as of December 31, 2013.
****	Represents security at $0 value as of March 31, 2014.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Value is less than $0.50.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at March 31, 2014, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund	Strategic Emerging Markets Fund
Futures Contracts*
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	A
Substitution for Direct Investment	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Interest Rate Swaps**
Hedging/Risk Management		A
Duration Management		M
Asset/Liability Management		M
Substitution for Direct Investment		M
Intention to Create Investment Leverage in Portfolio		M

Rights and Warrants
Result of a Corporate Action					A

*	Includes any options purchased or written on futures contracts, if applicable.
**	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At March 31, 2014, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Interest Rate Risk	Total
Blend Fund
Liability Derivatives
Futures Contracts	$-	$(80,712)	$(80,712)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	291	291

Notes to Portfolio of Investments (Unaudited) (Continued)

	Equity Risk	Interest Rate Risk	Total

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts	$-	$57,171	$57,171

Liability Derivatives
Futures Contracts	$-	$(143,550)	$(143,550)
Swap Agreements	-	(2,947)	(2,947)

Total Value	$-	$(146,497)	$(146,497)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	502	502
Swap Agreements	$-	$11,100,000	$11,100,000
Managed Bond Fund
Asset Derivatives
Futures Contracts	$-	$18,966	$18,966

Liability Derivatives
Futures Contracts	$-	$(227,942)	$(227,942)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	1,519	1,519

Short-Duration Bond Fund
Asset Derivatives
Futures Contracts	$-	$38,517	$38,517

Liability Derivatives
Futures Contracts	$-	$(8,650)	$(8,650)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	108	108

Strategic Emerging Markets Fund
Asset Derivatives
Warrants	$72,378	$-	$72,378

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	81,500	-	81,500

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for swap agreements, or shares/units outstanding for warrants at March 31, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) at March 31, 2014, are discussed below.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at March 31, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Blend Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/14	110	$24,151,875	$(27,358)
U.S. Treasury Note 5 Year	06/30/14	39	4,639,172	(22,927)

				$(50,285)

Futures Contracts — Short
U.S. Long Bond	06/19/14	12	$(1,598,625)	$(2,314)
90 Day Eurodollar	09/15/14	130	(32,412,250)	(28,113)

				$(30,427)

Inflation-Protected and Income Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	06/19/14	11	$1,358,500	$657

Futures Contracts — Short
U.S. Long Bond	06/19/14	1	$(133,219)	$653
U.S. Ultra Bond	06/19/14	38	(5,489,812)	(76,512)
U.S. Treasury Note 2 Year	06/30/14	83	(18,223,688)	20,518
U.S. Treasury Note 5 Year	06/30/14	59	(7,018,234)	35,343
90 Day Eurodollar	09/15/14	310	(77,290,750)	(67,038)

				$(87,036)

Managed Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	06/30/14	303	$66,527,437	$(59,267)
U.S. Treasury Note 5 Year	06/30/14	436	51,863,563	18,966

				$(40,301)

Futures Contracts — Short
90 Day Eurodollar	09/15/14	780	$(194,473,500)	$(168,675)

Short-Duration Bond Fund
Futures Contracts — Short
U.S. Treasury Note 10 Year	06/19/14	57	$(7,039,500)	$31,597
U.S. Treasury Note 5 Year	06/30/14	11	(1,308,484)	6,920
90 Day Eurodollar	09/15/14	40	(9,973,000)	(8,650)

				$29,867

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at March 31, 2014. A Fund’s current exposure to a counterparty is the fair value of the agreement.

Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Inflation-Protected and Income Fund *
Interest Rate Swaps
Centrally Cleared Swaps
USD	5,550,000	8/05/14	Fixed 0.337%	3-Month USD-LIBOR-BBA	$(1,548)	$-	$(1,548)
USD	5,550,000	8/13/14	Fixed 0.328%	3-Month USD-LIBOR-BBA	(1,399)	-	(1,399)

					(2,947)	-	(2,947)

USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $9,799 in securities at March 31, 2014.

Rights and Warrants

A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation,

Notes to Portfolio of Investments (Unaudited) (Continued)

real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At March 31, 2014, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the

Notes to Portfolio of Investments (Unaudited) (Continued)

proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at March 31, 2014:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 1/03/14, 0.160%, to be repurchased on demand until 4/03/14 at value plus accrued interest.	$11,403,000
Agreement with Banque Paribas, dated 1/09/14, 0.150%, to be repurchased on demand until 4/10/14 at value plus accrued interest.	54,441,000
Agreement with Banque Paribas, dated 1/14/14, 0.160%, to be repurchased on demand until 4/10/14 at value plus accrued interest.	14,564,000
Agreement with Banque Paribas, dated 1/23/14, 0.140%, to be repurchased on demand until 4/10/14 at value plus accrued interest.	5,239,000
Agreement with Barclays Bank PLC, dated 1/09/14, 0.160%, to be repurchased on demand until 4/10/14 at value plus accrued interest.	4,188,113
Agreement with Barclays Bank PLC, dated 1/21/14, 0.130%, to be repurchased on demand until 4/17/14 at value plus accrued interest.	10,036,458
Agreement with Daiwa Securities, dated 3/21/14, 0.160%, to be repurchased on demand until 6/18/14 at value plus accrued interest.	6,297,500
Agreement with Deutsche Bank AG, dated 3/13/14, 0.160%, to be repurchased on demand until 6/10/14 at value plus accrued interest.	2,481,479
Agreement with Deutsche Bank AG, dated 1/10/14, 0.140%, to be repurchased on demand until 4/9/14 at value plus accrued interest.	21,319,177
Agreement with Deutsche Bank AG, dated 2/28/14, 0.140%, to be repurchased on demand until 5/23/14 at value plus accrued interest.	6,957,464
Agreement with Deutsche Bank AG, dated 1/09/14, 0.150%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	8,105,545
Agreement with Deutsche Bank AG, dated 1/23/14, 0.150%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	9,491,788

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (Continued)
Agreement with Goldman Sachs & Co., dated 1/22/14, 0.140%, to be repurchased on demand until 4/17/14 at value plus accrued interest.	$16,998,062
Agreement with Goldman Sachs & Co., dated 2/27/14, 0.140%, to be repurchased on demand until 5/22/14 at value plus accrued interest.	6,784,978
Agreement with Goldman Sachs & Co., dated 3/05/14, 0.150%, to be repurchased on demand until 6/05/14 at value plus accrued interest.	13,034,129
Agreement with Goldman Sachs & Co., dated 3/12/14, 0.150%, to be repurchased on demand until 6/05/14 at value plus accrued interest.	19,434,033
Agreement with HSBC Finance Corp., dated 1/03/14, 0.150%, to be repurchased on demand until 4/03/14 at value plus accrued interest.	6,025,000
Agreement with HSBC Finance Corp., dated 1/08/14, 0.150%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	15,367,975
Agreement with HSBC Finance Corp., dated 1/23/14, 0.110%, to be repurchased on demand until 4/09/14 at value plus accrued interest.	2,845,000
Agreement with HSBC Finance Corp., dated 1/24/14, 0.130%, to be repurchased on demand until 4/29/14 at value plus accrued interest.	30,440,500
Agreement with HSBC Finance Corp., dated 2/12/14, 0.140%, to be repurchased on demand until 5/13/14 at value plus accrued interest.	33,862,875
Agreement with HSBC Finance Corp., dated 3/28/14, 0.100%, to be repurchased on demand until 4/14/14 at value plus accrued interest.	4,567,500
Agreement with HSBC Finance Corp., dated 3/31/14, 0.750%, to be repurchased on demand until 4/01/14 at value plus accrued interest.	18,279,250
Agreement with Morgan Stanley, dated 1/07/14, 0.170%, to be repurchased on demand until 4/08/14 at value plus accrued interest.	18,761,014
Agreement with Morgan Stanley, dated 3/05/14, 0.150%, to be repurchased on demand until 5/06/14 at value plus accrued interest.	1,158,262

$342,083,102

Average balance outstanding	$99,874,510
Maximum balance outstanding	$343,257,388
Average interest rate	0.15%
Weighted average maturity	37 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

Notes to Portfolio of Investments (Unaudited) (Continued)

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Blend Fund, China Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund may lend their securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund, China Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, respectively, taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At March 31, 2014, the Fund(s) collateral was equal to or greater than 100% of the market value of the securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the China Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the China Fund, Equity Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At March 31, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$538,790,298	$171,774,603	$(4,094,328)	$167,680,275
China Fund	21,232,006	2,185,343	(764,010)	1,421,333
Equity Fund	641,873,038	197,621,590	(3,254,806)	194,366,784

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
High Yield Fund	$149,221,420	$6,846,965	$(679,991)	$6,166,974
Inflation-Protected and Income Fund	715,846,724	13,990,115	(7,305,863)	6,684,252
Managed Bond Fund	1,544,681,984	39,476,786	(15,252,178)	24,224,608
Short-Duration Bond Fund	216,479,546	3,541,106	(2,080,193)	1,460,913
Small Cap Equity Fund	98,062,318	27,862,664	(1,937,842)	25,924,822
Strategic Emerging Markets Fund	112,201,031	5,365,666	(5,256,710)	108,956

Note: The aggregate cost for investments for the Money Market Fund at March 31, 2014, is the same for financial reporting and federal income tax purposes.

4.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

5.	Subsequent Events

Management has evaluated the events and transactions subsequent to March 31, 2014, through the date when Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

The Trustees approved an Agreement and Plan of Reorganization pursuant to which the China Fund reorganized with and into the MML Foreign Fund (a series of MML Series Investment Fund) (the “Reorganization”). The Reorganization was completed on April 28, 2014.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) replaced MassMutual as the Funds’ investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	5/27/14

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	5/27/14